UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Intermediate Municipal Income Fund Fidelity® Intermediate Municipal Income Fund ETF Class : FIMU Principal U.S. Listing Exchange : The Nasdaq Stock Market LLC

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period June 16, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF ClassA	$ 1	0.30%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	41.2
Transportation	19.6
Health Care	11.5
Electric Utilities	5.8
Special Tax	5.7
Others(Individually Less Than 5%)	15.5
99.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 46.4
A - 34.7
BBB - 5.8
BB - 1.7
B - 0.3
Not Rated - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.8
Alabama	9.2
Illinois	7.1
Georgia	6.3
California	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9922443.100    9220-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Series International Developed Markets Bond Index Fund Fidelity® Series International Developed Markets Bond Index Fund : FSTQX

This semi-annual shareholder report contains information about Fidelity® Series International Developed Markets Bond Index Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Developed Markets Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$17,568,992,341
Number of Holdings	745
Portfolio Turnover	13%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 15.8
AA - 19.6
A - 18.0
BBB - 4.4
BB - 0.4
Not Rated - 40.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 11.4
France - 9.0
Italy - 8.2
Germany - 6.8
United Kingdom - 6.7
Spain - 5.1
Australia - 4.9
Belgium - 4.9
Netherlands - 4.7
Others - 38.3

TOP HOLDINGS (% of Fund's net assets)
Japan Government	11.4
French Government	9.0
Italian Republic	8.2
German Federal Republic	6.8
United Kingdom of Great Britain and Northern Ireland	6.7
Spanish Kingdom	5.1
Australian Commonwealth	4.9
Kingdom of Belgium	4.9
Dutch Government	4.7
Canadian Government	4.6
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916197.102    6397-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Series International Credit Fund Fidelity® Series International Credit Fund : FCDSX

This semi-annual shareholder report contains information about Fidelity® Series International Credit Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$128,187,462
Number of Holdings	294
Portfolio Turnover	40%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 8.9
AA - 0.3
A - 17.5
BBB - 32.4
BB - 4.6
B - 1.6
CCC,CC,C - 0.2
Not Rated - 8.1
Short-Term Investments and Net Other Assets (Liabilities) - 6.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 59.3
U.S. Treasury Obligations - 19.5
Foreign Government and Government Agency Obligations - 11.6
Preferred Securities - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 6.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 33.2
United Kingdom - 17.3
Germany - 9.4
France - 5.9
Japan - 5.2
Canada - 4.6
Multi-national - 4.5
Australia - 3.1
Switzerland - 3.1
Others - 13.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.1
US Treasury Bonds	7.4
Japan Government	4.2
European Union	3.4
Canadian Government	2.6
KfW	1.8
BNP Paribas SA	1.6
UBS Group AG	1.4
HSBC Holdings PLC	1.4
Bank of Nova Scotia/The	1.1
37.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916169.102    3017-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Intermediate Municipal Income Fund Fidelity® Intermediate Municipal Income Fund : FLTMX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Municipal Income Fund	$ 18	0.37%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	41.2
Transportation	19.6
Health Care	11.5
Electric Utilities	5.8
Special Tax	5.7
Others(Individually Less Than 5%)	15.5
99.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 46.4
A - 34.7
BBB - 5.8
BB - 1.7
B - 0.3
Not Rated - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.8
Alabama	9.2
Illinois	7.1
Georgia	6.3
California	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915936.102    36-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class Z : FIQZX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	41.2
Transportation	19.6
Health Care	11.5
Electric Utilities	5.8
Special Tax	5.7
Others(Individually Less Than 5%)	15.5
99.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 46.4
A - 34.7
BBB - 5.8
BB - 1.7
B - 0.3
Not Rated - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.8
Alabama	9.2
Illinois	7.1
Georgia	6.3
California	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915935.102    3283-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class M : FZITX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 32	0.65%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	41.2
Transportation	19.6
Health Care	11.5
Electric Utilities	5.8
Special Tax	5.7
Others(Individually Less Than 5%)	15.5
99.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 46.4
A - 34.7
BBB - 5.8
BB - 1.7
B - 0.3
Not Rated - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.8
Alabama	9.2
Illinois	7.1
Georgia	6.3
California	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915933.102    1527-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class I : FZIIX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.44%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	41.2
Transportation	19.6
Health Care	11.5
Electric Utilities	5.8
Special Tax	5.7
Others(Individually Less Than 5%)	15.5
99.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 46.4
A - 34.7
BBB - 5.8
BB - 1.7
B - 0.3
Not Rated - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.8
Alabama	9.2
Illinois	7.1
Georgia	6.3
California	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915934.102    1528-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class C : FZICX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 71	1.43%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	41.2
Transportation	19.6
Health Care	11.5
Electric Utilities	5.8
Special Tax	5.7
Others(Individually Less Than 5%)	15.5
99.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 46.4
A - 34.7
BBB - 5.8
BB - 1.7
B - 0.3
Not Rated - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.8
Alabama	9.2
Illinois	7.1
Georgia	6.3
California	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915932.102    1526-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class A : FZIAX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.68%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	41.2
Transportation	19.6
Health Care	11.5
Electric Utilities	5.8
Special Tax	5.7
Others(Individually Less Than 5%)	15.5
99.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 46.4
A - 34.7
BBB - 5.8
BB - 1.7
B - 0.3
Not Rated - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.8
Alabama	9.2
Illinois	7.1
Georgia	6.3
California	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915931.102    1524-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Multi-Asset Income Fund Fidelity® Multi-Asset Income Fund : FMSDX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Income Fund	$ 33	0.65%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,574,439,969
Number of Holdings	256
Portfolio Turnover	280%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.5
BBB - 0.1
BB - 0.6
B - 1.2
CCC,CC,C - 1.4
Not Rated - 11.5
Equities - 55.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 45.6
U.S. Treasury Obligations - 29.5
Corporate Bonds - 10.2
Preferred Stocks - 9.6
Bank Loan Obligations - 2.1
Alternative Funds - 1.5
Foreign Government and Government Agency Obligations - 0.7
Asset-Backed Securities - 0.3
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	23.0
US Treasury Notes	6.3
Strategy Inc Series A, 10%	3.8
International Seaways Inc	3.6
DHT Holdings Inc	3.2
Alphabet Inc Class A	2.9
Amazon.com Inc	2.7
NVIDIA Corp	2.6
Almonty Industries Inc (United States)	2.6
Eli Lilly & Co	2.0
52.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916165.102    3083-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class Z : FIWBX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.59%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,574,439,969
Number of Holdings	256
Portfolio Turnover	280%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.5
BBB - 0.1
BB - 0.6
B - 1.2
CCC,CC,C - 1.4
Not Rated - 11.5
Equities - 55.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 45.6
U.S. Treasury Obligations - 29.5
Corporate Bonds - 10.2
Preferred Stocks - 9.6
Bank Loan Obligations - 2.1
Alternative Funds - 1.5
Foreign Government and Government Agency Obligations - 0.7
Asset-Backed Securities - 0.3
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	23.0
US Treasury Notes	6.3
Strategy Inc Series A, 10%	3.8
International Seaways Inc	3.6
DHT Holdings Inc	3.2
Alphabet Inc Class A	2.9
Amazon.com Inc	2.7
NVIDIA Corp	2.6
Almonty Industries Inc (United States)	2.6
Eli Lilly & Co	2.0
52.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916166.102    3285-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class M : FAZYX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.95%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,574,439,969
Number of Holdings	256
Portfolio Turnover	280%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.5
BBB - 0.1
BB - 0.6
B - 1.2
CCC,CC,C - 1.4
Not Rated - 11.5
Equities - 55.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 45.6
U.S. Treasury Obligations - 29.5
Corporate Bonds - 10.2
Preferred Stocks - 9.6
Bank Loan Obligations - 2.1
Alternative Funds - 1.5
Foreign Government and Government Agency Obligations - 0.7
Asset-Backed Securities - 0.3
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	23.0
US Treasury Notes	6.3
Strategy Inc Series A, 10%	3.8
International Seaways Inc	3.6
DHT Holdings Inc	3.2
Alphabet Inc Class A	2.9
Amazon.com Inc	2.7
NVIDIA Corp	2.6
Almonty Industries Inc (United States)	2.6
Eli Lilly & Co	2.0
52.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916163.102    2794-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class I : FAYZX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.70%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,574,439,969
Number of Holdings	256
Portfolio Turnover	280%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.5
BBB - 0.1
BB - 0.6
B - 1.2
CCC,CC,C - 1.4
Not Rated - 11.5
Equities - 55.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 45.6
U.S. Treasury Obligations - 29.5
Corporate Bonds - 10.2
Preferred Stocks - 9.6
Bank Loan Obligations - 2.1
Alternative Funds - 1.5
Foreign Government and Government Agency Obligations - 0.7
Asset-Backed Securities - 0.3
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	23.0
US Treasury Notes	6.3
Strategy Inc Series A, 10%	3.8
International Seaways Inc	3.6
DHT Holdings Inc	3.2
Alphabet Inc Class A	2.9
Amazon.com Inc	2.7
NVIDIA Corp	2.6
Almonty Industries Inc (United States)	2.6
Eli Lilly & Co	2.0
52.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916164.102    2795-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class C : FWBTX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.70%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,574,439,969
Number of Holdings	256
Portfolio Turnover	280%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.5
BBB - 0.1
BB - 0.6
B - 1.2
CCC,CC,C - 1.4
Not Rated - 11.5
Equities - 55.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 45.6
U.S. Treasury Obligations - 29.5
Corporate Bonds - 10.2
Preferred Stocks - 9.6
Bank Loan Obligations - 2.1
Alternative Funds - 1.5
Foreign Government and Government Agency Obligations - 0.7
Asset-Backed Securities - 0.3
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	23.0
US Treasury Notes	6.3
Strategy Inc Series A, 10%	3.8
International Seaways Inc	3.6
DHT Holdings Inc	3.2
Alphabet Inc Class A	2.9
Amazon.com Inc	2.7
NVIDIA Corp	2.6
Almonty Industries Inc (United States)	2.6
Eli Lilly & Co	2.0
52.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916162.102    2793-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class A : FWATX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.95%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,574,439,969
Number of Holdings	256
Portfolio Turnover	280%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.5
BBB - 0.1
BB - 0.6
B - 1.2
CCC,CC,C - 1.4
Not Rated - 11.5
Equities - 55.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 45.6
U.S. Treasury Obligations - 29.5
Corporate Bonds - 10.2
Preferred Stocks - 9.6
Bank Loan Obligations - 2.1
Alternative Funds - 1.5
Foreign Government and Government Agency Obligations - 0.7
Asset-Backed Securities - 0.3
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	23.0
US Treasury Notes	6.3
Strategy Inc Series A, 10%	3.8
International Seaways Inc	3.6
DHT Holdings Inc	3.2
Alphabet Inc Class A	2.9
Amazon.com Inc	2.7
NVIDIA Corp	2.6
Almonty Industries Inc (United States)	2.6
Eli Lilly & Co	2.0
52.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916161.102    2792-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series International Credit Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series International Credit Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 11.6%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Australian Commonwealth 2.75% 6/21/2035 (d)	AUD	30,000	17,838
Australian Commonwealth 3.5% 12/21/2034 (d)	AUD	715,000	455,091
TOTAL AUSTRALIA			472,929
CANADA - 2.6%
Canadian Government 1.5% 12/1/2031	CAD	4,115,000	2,675,991
Canadian Government 1.5% 6/1/2031	CAD	300,000	196,910
Canadian Government 2% 6/1/2032	CAD	235,000	155,882
Canadian Government 2.75% 6/1/2033	CAD	260,000	178,618
Canadian Government 3% 6/1/2034	CAD	40,000	27,744
Canadian Government 3.25% 12/1/2035	CAD	110,000	76,986
TOTAL CANADA			3,312,131
JAPAN - 4.2%
Japan Government 0.1% 9/20/2028	JPY	213,200,000	1,273,733
Japan Government 0.4% 10/1/2026	JPY	175,350,000	1,076,947
Japan Government 1.3% 3/1/2028	JPY	100,300,000	616,611
Japan Government Treasury Bills 0% 10/13/2026 (i)	JPY	182,850,000	1,121,604
Japan Government Treasury Bills 0% 11/10/2026 (i)	JPY	207,000,000	1,268,717
TOTAL JAPAN			5,357,612
MULTI-NATIONAL - 3.4%
European Union 0.125% 6/10/2035 (d)	EUR	120,000	104,854
European Union 3.375% 12/12/2035 (d)	EUR	1,832,000	2,123,198
European Union 3.75% 10/12/2045 (d)	EUR	1,190,000	1,341,838
European Union 4% 4/4/2044 (d)	EUR	624,000	732,053
TOTAL MULTI-NATIONAL			4,301,943
ROMANIA - 1.1%
Romanian Republic 2.124% 7/16/2031 (d)	EUR	100,000	101,678
Romanian Republic 4.625% 3/4/2033 (h)	EUR	380,000	420,958
Romanian Republic 5.875% 7/11/2032 (d)	EUR	400,000	478,009
Romanian Republic 6.375% 9/18/2033 (d)	EUR	300,000	365,168
TOTAL ROMANIA			1,365,813
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,955,008)			14,810,428

Non-Convertible Corporate Bonds - 59.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 2.8%
Financials - 2.5%
Banks - 1.6%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(d)	GBP	500,000	656,674
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(d)	EUR	400,000	454,172
Commonwealth Bank of Australia 4.454% 5/21/2037 (b)(d)	EUR	350,000	409,513
National Australia Bank Ltd 3.612% 1/22/2036 (b)(d)	EUR	400,000	453,180
			1,973,539
Financial Services - 0.4%
Cimic Finance Ltd 1.5% 5/28/2029 (d)	EUR	400,000	430,894
Cimic Finance Ltd 6% 4/22/2036 (h)		120,000	118,296
			549,190
Insurance - 0.5%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(d)	GBP	500,000	632,087
TOTAL FINANCIALS			3,154,816
Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	530,000	376,075
TOTAL AUSTRALIA			3,530,891
AUSTRIA - 0.4%
Materials - 0.1%
Containers & Packaging - 0.1%
Mondi Finance PLC 3.375% 5/23/2031 (d)	EUR	170,000	191,605
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Supernova Invest GmbH 4.375% 6/23/2031 (d)	EUR	220,000	250,839
Supernova Invest GmbH 5% 6/24/2030 (d)	EUR	100,000	117,109
TOTAL REAL ESTATE			367,948
TOTAL AUSTRIA			559,553
BELGIUM - 1.0%
Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut Services NV 4.25% 8/19/2031 (d)	EUR	200,000	233,881
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Fluxys SA 4% 11/28/2030 (d)	EUR	600,000	695,599
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Shurgard Luxembourg Sarl 4% 5/27/2035 (d)	EUR	300,000	339,133
TOTAL BELGIUM			1,268,613
CANADA - 2.0%
Financials - 2.0%
Banks - 2.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(d)	EUR	1,100,000	1,252,915
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		200,000	196,039
Royal Bank of Canada 3.125% 9/27/2031 (b)(d)	EUR	530,000	601,463
Toronto Dominion Bank 3.357% 9/22/2032 (d)	EUR	500,000	565,638

TOTAL CANADA			2,616,055
CZECH REPUBLIC - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CPI Property Group SA 1.5% 1/27/2031 (d)	EUR	275,000	258,049
DENMARK - 1.7%
Consumer Staples - 0.5%
Beverages - 0.3%
Carlsberg Breweries A/S 3.25% 2/28/2032 (d)	EUR	350,000	396,951
Food Products - 0.1%
Arla Foods amba 3.875% 5/22/2033 (d)	EUR	100,000	115,699
Tobacco - 0.1%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (d)	EUR	150,000	176,459
TOTAL CONSUMER STAPLES			689,109
Financials - 1.2%
Banks - 0.8%
Danske Bank A/S 3.875% 1/9/2032 (b)(d)	EUR	505,000	589,251
Jyske Bank A/S 5.125% 5/1/2035 (b)(d)	EUR	258,000	307,508
			896,759
Financial Services - 0.4%
Nykredit Realkredit A/S 3.75% 9/26/2033 (d)	EUR	475,000	541,407
TOTAL FINANCIALS			1,438,166
TOTAL DENMARK			2,127,275
FINLAND - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Treasury BV 5% 3/11/2030 (d)	EUR	200,000	220,915
Citycon Treasury BV 5.375% 7/8/2031 (d)	EUR	100,000	109,868

TOTAL FINLAND			330,783
FRANCE - 5.9%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.4%
Orange SA 4.75% 1/13/2033 (h)		200,000	196,206
Orange SA 5% 1/13/2036 (h)		315,000	307,717
			503,923
Media - 0.3%
Publicis Groupe SA 3.375% 6/12/2032 (d)	EUR	300,000	340,188
TOTAL COMMUNICATION SERVICES			844,111
Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Valeo SE 4.625% 3/23/2032 (d)	EUR	200,000	228,221
Automobiles - 0.5%
RCI Banque SA 4.75% 3/24/2037 (b)(d)	EUR	300,000	345,220
RCI Banque SA 5.5% 10/9/2034 (b)(d)	EUR	200,000	236,881
			582,101
TOTAL CONSUMER DISCRETIONARY			810,322
Consumer Staples - 0.4%
Beverages - 0.4%
Pernod Ricard SA 3.75% 2/4/2037 (d)	EUR	400,000	448,962
Financials - 2.0%
Banks - 2.0%
BNP Paribas SA 2.159% 9/15/2029 (b)(h)		225,000	212,676
BNP Paribas SA 3.132% 1/20/2033 (b)(h)		650,000	588,799
BNP Paribas SA 3.945% 2/18/2037 (b)(d)	EUR	1,000,000	1,140,501
BNP Paribas SA 5.786% 1/13/2033 (b)(h)		119,000	122,824
BPCE SA 5.716% 1/18/2030 (b)(h)		250,000	254,984
Societe Generale SA 6.691% 1/10/2034 (b)(h)		200,000	214,040
TOTAL FINANCIALS			2,533,824
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (d)	EUR	100,000	114,938
Utilities - 2.2%
Electric Utilities - 0.6%
Electricite de France SA 5.5% 1/25/2035 (d)	GBP	100,000	129,947
Electricite de France SA 6.125% 6/2/2034 (d)	GBP	500,000	684,067
			814,014
Multi-Utilities - 1.6%
Engie SA 3.875% 3/6/2036 (d)	EUR	300,000	345,843
Engie SA 4.25% 9/6/2034 (d)	EUR	300,000	355,952
Engie SA 6.1% 6/24/2036	AUD	520,000	361,138
Veolia Environnement SA 3.324% 6/17/2032 (d)	EUR	800,000	908,322
			1,971,255
TOTAL UTILITIES			2,785,269
TOTAL FRANCE			7,537,426
GERMANY - 8.3%
Consumer Discretionary - 0.8%
Automobile Components - 0.8%
Robert Bosch GmbH 4.375% 6/2/2043 (d)	EUR	200,000	226,377
Schaeffler AG 5.375% 4/1/2031 (d)	EUR	100,000	119,315
ZF Europe Finance BV 4.75% 1/31/2029 (d)	EUR	300,000	343,520
ZF Europe Finance BV 5.5% 2/17/2032 (d)	EUR	200,000	226,079
ZF Europe Finance BV 7% 6/12/2030 (d)	EUR	100,000	121,477
TOTAL CONSUMER DISCRETIONARY			1,036,768
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
METRO AG 5.25% 3/5/2030 (d)	EUR	250,000	298,206
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vier Gas Transport GmbH 3.625% 9/8/2033 (d)	EUR	400,000	454,913
Financials - 2.4%
Banks - 0.6%
Commerzbank AG 3.625% 1/14/2032 (b)(d)	EUR	300,000	344,606
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(d)	EUR	200,000	227,254
Volkswagen Bank GmbH 3.5% 6/19/2031 (d)	EUR	200,000	225,459
			797,319
Financial Services - 1.8%
KfW 0% 11/9/2028 (d)	EUR	1,575,000	1,692,876
KfW 0.375% 5/20/2036 (d)	EUR	125,000	110,278
KfW 3.75% 7/15/2030		500,000	491,610
			2,294,764
TOTAL FINANCIALS			3,092,083
Health Care - 1.1%
Pharmaceuticals - 1.1%
Bayer US Finance LLC 6.375% 11/21/2030 (h)		560,000	589,357
Bayer US Finance LLC 6.5% 11/21/2033 (h)		765,000	821,197
TOTAL HEALTH CARE			1,410,554
Industrials - 0.4%
Machinery - 0.4%
KION Group AG 4.125% 3/24/2031 (d)	EUR	394,000	453,637
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG 3.5% 2/16/2034 (d)	EUR	300,000	340,799
Real Estate - 0.5%
Diversified REITs - 0.3%
Sirius Real Estate Ltd 4% 1/22/2032 (d)	EUR	300,000	340,018
Real Estate Management & Development - 0.2%
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	101,658	121,968
Accentro Real Estate AG 7% 12/30/2034 pay-in-kind (b)(d)	EUR	520,828	136,873
			258,841
TOTAL REAL ESTATE			598,859
Utilities - 2.3%
Electric Utilities - 1.7%
Amprion GmbH 3.125% 8/27/2030 (d)	EUR	300,000	340,821
Amprion GmbH 3.625% 5/21/2031 (d)	EUR	100,000	115,590
Amprion GmbH 3.875% 6/5/2036 (d)	EUR	300,000	343,302
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(d)	EUR	500,000	545,908
EnBW International Finance BV 3.75% 11/20/2035 (d)	EUR	450,000	514,959
EnBW International Finance BV 5.7923% 2/26/2036 (d)	AUD	460,000	311,837
			2,172,417
Independent Power and Renewable Electricity Producers - 0.6%
RWE Finance US LLC 5.125% 9/18/2035 (h)		150,000	146,391
RWE Finance US LLC 5.875% 4/16/2034 (h)		583,000	600,311
			746,702
TOTAL UTILITIES			2,919,119
TOTAL GERMANY			10,604,938
HONG KONG - 1.0%
Financials - 1.0%
Insurance - 1.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(d)		1,300,000	1,243,395
IRELAND - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	100,000	113,912
ITALY - 1.8%
Consumer Staples - 0.8%
Beverages - 0.8%
Coca-Cola HBC Finance BV 4% 10/1/2033 (d)	EUR	340,000	397,442
Davide Campari-Milano NV 4.25% 6/17/2033 (d)	EUR	565,000	656,453
TOTAL CONSUMER STAPLES			1,053,895
Utilities - 1.0%
Electric Utilities - 0.7%
ENEL Finance International NV 4.375% 9/30/2030 (h)		200,000	196,482
ENEL Finance International NV 5.5% 6/26/2034 (h)		350,000	354,620
Enel SpA 3.375% (b)(c)(d)	EUR	300,000	342,837
			893,939
Gas Utilities - 0.3%
Snam SpA 5.75% 5/28/2035 (h)		361,000	371,552
TOTAL UTILITIES			1,265,491
TOTAL ITALY			2,319,386
JAPAN - 1.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (d)	EUR	225,000	256,794
Financials - 0.8%
Banks - 0.8%
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (b)(d)	EUR	430,000	496,211
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (b)(d)	EUR	430,000	499,531
TOTAL FINANCIALS			995,742
TOTAL JAPAN			1,252,536
LUXEMBOURG - 2.4%
Financials - 0.3%
Financial Services - 0.3%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	2,363,000	381,700
Real Estate - 2.1%
Diversified REITs - 0.5%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (d)	EUR	600,000	677,021
Industrial REITs - 0.1%
Prologis International Funding II SA 4.375% 7/1/2036 (d)	EUR	100,000	117,963
Real Estate Management & Development - 1.5%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (d)	EUR	233,000	255,500
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (d)	EUR	400,000	446,613
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (d)	EUR	150,000	178,404
Logicor Financing Sarl 0.875% 1/14/2031 (d)	EUR	250,000	251,951
Logicor Financing Sarl 3.75% 7/14/2032 (d)	EUR	150,000	168,969
P3 Group Sarl 3.75% 4/2/2033 (d)	EUR	200,000	224,137
P3 Group Sarl 4% 4/19/2032 (d)	EUR	300,000	344,919
			1,870,493
TOTAL REAL ESTATE			2,665,477
TOTAL LUXEMBOURG			3,047,177
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031		880,000	870,408
MULTI-NATIONAL - 1.1%
Financials - 1.1%
Banks - 1.1%
European Investment Bank 2.875% 6/18/2035 (d)	EUR	1,210,000	1,364,849
NETHERLANDS - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (d)	EUR	100,000	114,840
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
REWE International Finance BV 4.875% 9/13/2030 (d)	EUR	100,000	120,527
Financials - 0.5%
Banks - 0.5%
ING Groep NV 3% 8/17/2031 (b)(d)	EUR	600,000	675,683
TOTAL NETHERLANDS			911,050
NORWAY - 0.4%
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 3.625% 5/28/2032 (b)(d)	EUR	400,000	462,054
POLAND - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
GTC Finance DAC 6.5% 10/15/2030 (d)	EUR	600,000	610,148
SPAIN - 0.5%
Financials - 0.5%
Banks - 0.5%
CaixaBank SA 4.818% 4/22/2032 (b)(h)		630,000	624,860
SWEDEN - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Akelius Residential Ab 3.95% 3/25/2031 (d)	EUR	200,000	228,648
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (d)	EUR	250,000	276,441

TOTAL SWEDEN			505,089
SWITZERLAND - 2.7%
Financials - 2.6%
Capital Markets - 1.4%
UBS Group AG 4.125% 6/9/2033 (b)(d)	EUR	460,000	540,921
UBS Group AG 4.75% 3/17/2032 (b)(d)	EUR	1,070,000	1,289,689
			1,830,610
Insurance - 1.2%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(d)		964,000	967,207
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(d)		600,000	541,531
			1,508,738
TOTAL FINANCIALS			3,339,348
Materials - 0.1%
Containers & Packaging - 0.1%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (d)	EUR	125,000	143,493
TOTAL SWITZERLAND			3,482,841
UNITED KINGDOM - 16.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
BT Finance PLC 3.375% 11/17/2032 (d)	EUR	350,000	395,115
Media - 0.1%
Pearson Funding PLC 6.375% 4/28/2036 (d)	GBP	100,000	135,425
TOTAL COMMUNICATION SERVICES			530,540
Consumer Discretionary - 1.2%
Broadline Retail - 0.5%
John Lewis PLC 4.25% 12/18/2034 (d)	GBP	330,000	369,914
Marks & Spencer PLC 5.125% 8/18/2032 (d)	GBP	200,000	261,642
			631,556
Hotels, Restaurants & Leisure - 0.4%
IHG Finance LLC 3.375% 9/10/2030 (d)	EUR	150,000	170,422
Whitbread Group PLC 2.375% 5/31/2027 (d)	GBP	250,000	323,781
			494,203
Household Durables - 0.3%
Berkeley Group PLC/The 2.5% 8/11/2031 (d)	GBP	400,000	454,844
TOTAL CONSUMER DISCRETIONARY			1,580,603
Consumer Staples - 2.0%
Tobacco - 2.0%
BAT International Finance PLC 4.125% 4/12/2032 (d)	EUR	1,060,000	1,237,961
Imperial Brands Finance PLC 3.875% 2/12/2034 (d)	EUR	1,125,000	1,265,955
TOTAL CONSUMER STAPLES			2,503,916
Financials - 5.6%
Banks - 4.8%
Barclays PLC 3.543% 8/14/2031 (b)(d)	EUR	600,000	687,391
Barclays PLC 6.174% 7/29/2036 (b)(d)	GBP	130,000	175,056
HSBC Holdings PLC 4.787% 3/10/2032 (b)(d)	EUR	470,000	567,329
HSBC Holdings PLC 4.856% 5/23/2033 (b)(d)	EUR	500,000	608,426
HSBC Holdings PLC 8.201% 11/16/2034 (b)(d)	GBP	400,000	572,172
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(d)	EUR	670,000	806,155
NatWest Group PLC 2.105% 11/28/2031 (b)(d)	GBP	650,000	858,584
NatWest Group PLC 7.416% 6/6/2033 (b)(d)	GBP	300,000	412,286
Standard Chartered PLC 3.864% 3/17/2033 (b)(d)	EUR	300,000	345,924
Standard Chartered PLC 3.934% 5/28/2032 (b)(d)	EUR	360,000	416,829
Virgin Money UK PLC 7.625% 8/23/2029 (b)(d)	GBP	460,000	645,600
			6,095,752
Consumer Finance - 0.3%
Motability Operations Group PLC 3.625% 1/22/2033 (d)	EUR	475,000	538,542
Insurance - 0.5%
Admiral Group PLC 8.5% 1/6/2034 (d)	GBP	400,000	604,962
TOTAL FINANCIALS			7,239,256
Industrials - 1.1%
Ground Transportation - 0.4%
Mobico Group PLC 4.875% 9/26/2031 (d)	EUR	500,000	455,715
Transportation Infrastructure - 0.7%
Heathrow Funding Ltd 6% 3/5/2032 (d)	GBP	700,000	939,656
TOTAL INDUSTRIALS			1,395,371
Real Estate - 0.6%
Office REITs - 0.4%
Great Portland Estates PLC 5.375% 9/25/2031 (d)	GBP	350,000	464,847
Retail REITs - 0.2%
Hammerson PLC 3.875% 6/8/2031 (d)	EUR	220,000	252,312
TOTAL REAL ESTATE			717,159
Utilities - 6.0%
Electric Utilities - 1.3%
London Power Networks PLC 3.837% 6/11/2037 (d)	EUR	275,000	312,316
NGG Finance PLC 2.125% 9/5/2082 (b)(d)	EUR	750,000	845,358
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (d)	EUR	400,000	453,885
			1,611,559
Multi-Utilities - 0.3%
Cadent Finance PLC 4% 7/7/2036 (d)	EUR	410,000	464,498
Water Utilities - 4.4%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (d)	GBP	200,000	256,575
Anglian Water Services Financing PLC 4.25% 6/23/2036 (d)	EUR	300,000	342,602
Anglian Water Services Financing PLC 5.875% 6/20/2031 (d)	GBP	385,000	518,580
Anglian Water Services Financing PLC 6.293% 7/30/2030 (d)	GBP	225,000	307,953
Northumbrian Water Finance PLC 5.375% 7/22/2032 (d)	GBP	250,000	328,085
Northumbrian Water Finance PLC 5.625% 4/29/2033 (d)	GBP	430,000	567,241
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (d)	EUR	525,000	597,189
South West Water Finance PLC 5.25% 9/15/2031 (d)	GBP	375,000	492,432
South West Water Finance PLC 5.75% 12/11/2032 (d)	GBP	100,000	133,901
SW Finance I PLC 6.875% 8/7/2032 (d)	GBP	400,000	534,116
SW Finance I PLC 7.375% 12/12/2041 (d)	GBP	260,000	337,176
Wessex Water Services Finance PLC 6.125% 9/19/2034 (d)	GBP	325,000	432,558
Yorkshire Water Finance PLC 5.5% 4/28/2035 (d)	GBP	261,000	330,095
Yorkshire Water Finance PLC 6% 7/22/2033 (d)	GBP	325,000	431,722
			5,610,225
TOTAL UTILITIES			7,686,282
TOTAL UNITED KINGDOM			21,653,127
UNITED STATES - 6.8%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Alphabet Inc 3.375% 5/6/2037	EUR	110,000	121,785
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	107,867
Alphabet Inc 4% 5/6/2054	EUR	100,000	105,894
TOTAL COMMUNICATION SERVICES			335,546
Consumer Discretionary - 1.5%
Automobiles - 0.5%
Stellantis Finance US Inc 5.75% 3/18/2030 (h)		582,000	581,632
Broadline Retail - 0.6%
Amazon.com Inc 3.7% 3/16/2035	EUR	475,000	546,308
Amazon.com Inc 4.35% 6/12/2036	CAD	330,000	234,675
			780,983
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp 3.5% 5/21/2032 (d)	EUR	450,000	515,122
TOTAL CONSUMER DISCRETIONARY			1,877,737
Consumer Staples - 0.8%
Tobacco - 0.8%
Philip Morris International Inc 3.25% 6/6/2032	EUR	950,000	1,069,842
Financials - 1.6%
Banks - 0.4%
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	200,000	230,992
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(d)	EUR	300,000	346,395
			577,387
Capital Markets - 0.5%
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	300,000	347,227
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	200,000	232,928
			580,155
Consumer Finance - 0.7%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	390,000	453,757
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	165,000	223,160
Stellantis Financial Services US Corp 5.4% 9/15/2030 (h)		279,000	273,349
			950,266
TOTAL FINANCIALS			2,107,808
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	180,000	208,406
Software - 0.2%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	271,000	301,244
TOTAL INFORMATION TECHNOLOGY			509,650
Real Estate - 1.0%
Diversified REITs - 0.1%
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	117,068
Industrial REITs - 0.2%
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	255,000	286,968
Retail REITs - 0.3%
Realty Income Corp 3.375% 6/20/2031	EUR	300,000	340,089
Specialized REITs - 0.4%
American Tower Corp 3.625% 5/30/2032	EUR	425,000	489,112
TOTAL REAL ESTATE			1,233,237
Utilities - 1.2%
Electric Utilities - 1.2%
Duke Energy Corp 3.85% 6/15/2034	EUR	550,000	628,978
Southern Co/The 1.875% 9/15/2081 (b)	EUR	850,000	954,173
TOTAL UTILITIES			1,583,151
TOTAL UNITED STATES			8,716,971
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $77,458,189)			76,011,386

Preferred Securities - 2.7%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CPI Property Group SA 3.75% (b)(c)(d)	EUR	225,000	245,996
FINLAND - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Oyj 7.875% (b)(c)(d)	EUR	200,000	209,684
GERMANY - 1.1%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen International Finance NV 3.875% (b)(c)(d)	EUR	500,000	561,259
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Aroundtown Finance Sarl 7.875% (b)(c)		750,000	792,917
TOTAL GERMANY			1,354,176
SWEDEN - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Heimstaden Bostad AB 3.625% (b)(c)(d)	EUR	150,000	173,393
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(d)(e)(f)	EUR	650,000	527,239

TOTAL SWEDEN			700,632
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(d)(e)(f)(g)		1,900,000	456,000
UNITED KINGDOM - 0.4%
Financials - 0.2%
Banks - 0.2%
Barclays PLC 8.875% (b)(c)(d)	GBP	200,000	275,644
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 7.853% (b)(c)(d)	GBP	290,000	231,156
TOTAL UNITED KINGDOM			506,800
TOTAL PREFERRED SECURITIES (Cost $5,536,785)			3,473,288

U.S. Treasury Obligations - 19.5%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	500,000	326,113
US Treasury Bonds 3.625% 5/15/2053	3.94	500,000	399,590
US Treasury Bonds 4% 11/15/2042	3.75 to 3.77	710,000	640,692
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.18	400,000	361,750
US Treasury Bonds 4.375% 8/15/2043	4.91	50,000	47,015
US Treasury Bonds 4.5% 2/15/2044	4.45	500,000	476,172
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.94	325,000	313,206
US Treasury Bonds 4.625% 11/15/2045	4.61 to 5.02	3,248,000	3,119,603
US Treasury Bonds 4.625% 2/15/2046	4.88	180,000	172,772
US Treasury Bonds 4.625% 5/15/2044	4.42 to 4.72	775,000	748,692
US Treasury Bonds 6.25% 5/15/2030	3.46 to 4.46	2,660,000	2,854,305
US Treasury Notes 2.625% 7/31/2029 (k)	4.11	3,000,000	2,867,344
US Treasury Notes 3.5% 2/15/2033	4.32	1,000,000	954,102
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	1,500,000	1,458,047
US Treasury Notes 3.75% 8/31/2031	3.64	970,000	948,781
US Treasury Notes 4% 1/31/2033	3.79 to 3.93	2,281,000	2,242,063
US Treasury Notes 4% 4/30/2032	4.11	2,095,000	2,067,421
US Treasury Notes 4% 7/31/2032	4.01 to 4.10	650,000	640,605
US Treasury Notes 4.125% 11/30/2029	4.11	410,000	409,359
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.42	365,000	361,008
US Treasury Notes 4.125% 5/31/2032	4.19	344,000	341,554
US Treasury Notes 4.375% 1/31/2032	4.21	160,000	161,031
US Treasury Notes 4.375% 12/31/2029	4.39	265,000	266,708
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	965,000	974,688
US Treasury Notes 4.5% 5/31/2029	4.37	200,000	201,813
US Treasury Notes 4.625% 2/15/2035	4.40 to 4.44	1,025,000	1,041,331
US Treasury Notes 4.625% 4/30/2029	4.72	555,000	561,634
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,362,835)			24,957,399

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $4,790,296)	3.69	4,789,339	4,790,296

TOTAL INVESTMENT IN SECURITIES - 96.8% (Cost $128,103,113)	124,042,797
NET OTHER ASSETS (LIABILITIES) - 3.2%	4,144,665
NET ASSETS - 100.0%	128,187,462

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 10Y Australian Treasury Bond Contracts (Australia)	1	9/2026	76,032	28
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	28	9/2026	3,143,875	25,047
CBOT 2Y US Treasury Notes Contracts (United States)	3	9/2026	618,281	(910)
CBOT 5Y US Treasury Notes Contracts (United States)	39	9/2026	4,172,086	378
CBOT US Treasury Long Bond Contracts (United States)	20	9/2026	2,261,250	51,587
Eurex Euro-Bund Contracts (Germany)	1	9/2026	145,499	(127)
TME 10Y Canadian Bond Contracts (Canada)	13	9/2026	1,110,122	9,797
TOTAL LONG				85,800
SHORT
Eurex Euro-Bobl Contracts (Germany)	(3)	9/2026	(395,500)	(1,966)
ICE Long GILT Futures (United Kingdom)	(10)	9/2026	(1,183,326)	(23,694)
TOTAL SHORT				(25,660)
TOTAL FUTURES CONTRACTS				60,140

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	70,000	USD	81,683	Citibank NA	7/2026	(1,600)
EUR	978,000	USD	1,130,102	JPMorgan Chase Bank NA	7/2026	(11,237)
EUR	194,000	USD	226,070	JPMorgan Chase Bank NA	7/2026	(4,127)
EUR	540,000	USD	638,411	Royal Bank of Canada	7/2026	(20,632)
GBP	206,000	USD	276,790	JPMorgan Chase Bank NA	7/2026	(3,547)
JPY	18,500,000	USD	114,717	JPMorgan Chase Bank NA	7/2026	(660)
USD	1,395,412	AUD	1,948,000	BNP Paribas SA	7/2026	47,479
USD	216,818	AUD	310,000	Goldman Sachs Bank USA	7/2026	2,311
USD	118,788	CAD	166,000	Canadian Imperial Bank of Commerce	7/2026	1,581
USD	245,157	CAD	341,000	JPMorgan Chase Bank NA	7/2026	4,388
USD	3,326,642	CAD	4,519,000	Royal Bank of Canada	7/2026	135,932
USD	102,037	CAD	138,000	Royal Bank of Canada	7/2026	4,600
USD	164,176	EUR	144,000	BNP Paribas SA	7/2026	(565)
USD	68,221	EUR	58,000	BNP Paribas SA	7/2026	1,867
USD	58,483,661	EUR	49,464,000	BNP Paribas SA	7/2026	1,895,138
USD	283,705	EUR	241,000	BNP Paribas SA	7/2026	7,993
USD	494,341	EUR	419,000	Bank of America NA	7/2026	14,991
USD	445,766	EUR	381,000	Goldman Sachs Bank USA	7/2026	9,889
USD	179,503	EUR	152,000	Goldman Sachs Bank USA	7/2026	5,610
USD	498,717	EUR	429,000	JPMorgan Chase Bank NA	7/2026	7,926
USD	573,233	EUR	500,000	JPMorgan Chase Bank NA	7/2026	1,216
USD	254,259	EUR	218,000	JPMorgan Chase Bank NA	7/2026	4,860
USD	1,196,185	EUR	1,026,000	JPMorgan Chase Bank NA	7/2026	22,406
USD	234,511	EUR	205,000	JPMorgan Chase Bank NA	7/2026	(16)
USD	40,497	GBP	30,000	BNP Paribas SA	7/2026	704
USD	109,133	GBP	81,000	Goldman Sachs Bank USA	7/2026	1,693
USD	196,007	GBP	149,000	JPMorgan Chase Bank NA	7/2026	(1,630)
USD	14,042,618	GBP	10,387,000	JPMorgan Chase Bank NA	7/2026	265,073
USD	294,395	GBP	222,000	JPMorgan Chase Bank NA	7/2026	(71)
USD	128,896	GBP	96,000	JPMorgan Chase Bank NA	7/2026	1,560
USD	4,489,194	JPY	708,300,000	JPMorgan Chase Bank NA	7/2026	122,370
USD	1,154,786	JPY	182,600,000	JPMorgan Chase Bank NA	7/2026	29,017

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,544,519
Unrealized Appreciation						2,588,604
Unrealized Depreciation						(44,085)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	335,000	(8,802)	8,937	135
Generali 4.125%	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	140,000	(1,148)	305	(843)
Deutsche Bank AG 5.625% 5/19/2031	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	140,000	400	(1,664)	(1,264)
Intesa Sanpaolo SpA 6.184% 2/20/2034	6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	290,000	(1,457)	474	(983)
UniCredit SpA 5.375% 4/16/2034	6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	150,000	(516)	(408)	(924)
Societe Generale SA 5.25% 9/6/2032	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	240,000	(700)	(782)	(1,482)
Allianz SE 3.099% 7/6/2047	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	100,000	(1,432)	1,151	(281)
Heidelberg Materials AG 3.75% 5/31/2032	6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	170,000	(39,508)	40,232	724
Allianz SE 1.301% 9/25/2049	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,150,000	(16,465)	9,060	(7,405)
Generali 3.875% 1/29/2029	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	950,000	(7,791)	3,089	(4,702)
Deutsche Bank AG 4% 6/24/2032	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	700,000	2,002	(9,763)	(7,761)
Societe Generale SA 5.25% 9/6/2032	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	800,000	(2,333)	(1,728)	(4,061)
UniCredit SpA 4.175% 6/24/2037	6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	850,000	(2,926)	(2,204)	(5,130)
Aviva PLC 4.625% 8/28/2056	6/2031	Citibank NA	(1%)	Quarterly	EUR	600,000	(4,126)	975	(3,151)
BMW Finance NV 1% 5/22/2028	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,650,000	(43,355)	43,002	(353)
Heidelberg Materials AG 3.75% 5/31/2032	6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	830,000	(192,890)	191,260	(1,630)
Intesa Sanpaolo SpA 6.184% 2/20/2034	6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	850,000	(4,272)	2,060	(2,212)

TOTAL CREDIT DEFAULT SWAPS							(325,319)	283,996	(41,323)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is perpetual in nature with no stated maturity date.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $67,922,868 or 53.0% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,996,251 or 5.5% of net assets.

(i)	Zero coupon bond which is issued at a discount.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $267,619.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,987,595	11,819,807	12,017,106	87,329	(13)	13	4,790,296	4,789,339	0.0%
Total	4,987,595	11,819,807	12,017,106	87,329	(13)	13	4,790,296

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	14,810,428	-	14,810,428	-

Non-Convertible Corporate Bonds
Communication Services	2,081,831	-	2,081,831	-
Consumer Discretionary	5,305,430	-	5,305,430	-
Consumer Staples	6,418,338	-	6,418,338	-
Energy	2,020,920	-	2,020,920	-
Financials	31,269,639	-	31,269,639	-
Health Care	1,410,554	-	1,410,554	-
Industrials	1,849,008	-	1,849,008	-
Information Technology	850,449	-	850,449	-
Materials	449,010	-	449,010	-
Real Estate	7,740,820	-	7,740,820	-
Utilities	16,615,387	-	16,615,387	-

Preferred Securities
Consumer Discretionary	561,259	-	561,259	-
Financials	731,644	-	275,644	456,000
Industrials	231,156	-	231,156	-
Real Estate	1,949,229	-	1,949,229	-

U.S. Treasury Obligations	24,957,399	-	24,957,399	-

Money Market Funds	4,790,296	4,790,296	-	-
Total Investments in Securities:	124,042,797	4,790,296	118,796,501	456,000
Derivative Instruments:

Assets
Futures Contracts	86,837	86,837	-	-
Forward Foreign Currency Contracts	2,588,604	-	2,588,604	-
Swaps	2,402	-	2,402	-
Total Assets	2,677,843	86,837	2,591,006	-

Liabilities
Futures Contracts	(26,697)	(26,697)	-	-
Forward Foreign Currency Contracts	(44,085)	-	(44,085)	-
Swaps	(327,721)	-	(327,721)	-
Total Liabilities	(398,503)	(26,697)	(371,806)	-
Total Derivative Instruments:	2,279,340	60,140	2,219,200	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	2,402	(327,721)
Total Credit Risk	2,402	(327,721)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	2,588,604	(44,085)
Total Foreign Exchange Risk	2,588,604	(44,085)
Interest Rate Risk
Futures Contracts (c)	86,837	(26,697)
Total Interest Rate Risk	86,837	(26,697)
Total Value of Derivatives	2,677,843	(398,503)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	14,991	-	-	-	14,991
BNP Paribas SA	1,955,583	(122,099)	(1,833,484)	-	-
Canadian Imperial Bank of Commerce	1,581	-	-	-	1,581
Citibank NA	-	(5,726)	-	-	(5,726)
Goldman Sachs Bank USA	19,503	(3,442)	-	-	16,061
JPMorgan Chase Bank NA	458,816	(219,907)	(238,909)	-	-
Royal Bank of Canada	140,532	(20,632)	-	-	119,900
Total	$2,591,006	$(371,806)	$(2,072,393)	$-	$146,807

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $123,312,817)	$119,252,501
Fidelity Central Funds (cost $4,790,296)	4,790,296

Total Investment in Securities (cost $128,103,113)		$124,042,797
Cash		2,187
Foreign currency held at value (cost $473,880)		474,236
Unrealized appreciation on forward foreign currency contracts		2,588,604
Interest receivable		1,936,515
Distributions receivable from Fidelity Central Funds		16,617
Receivable for daily variation margin on centrally cleared swaps		303
Bi-lateral OTC swaps, at value		2,402
Receivable from investment adviser for expense reductions		139
Total assets		129,063,800
Liabilities
Payable for investments purchased	$464,498
Unrealized depreciation on forward foreign currency contracts	44,085
Bi-lateral OTC swaps, at value	327,721
Payable for variation margin on futures contracts	39,171
Other payables and accrued expenses	863
Total liabilities		876,338
Net Assets		$128,187,462
Net Assets consist of:
Paid in capital		$144,379,887
Total accumulated earnings (loss)		(16,192,425)
Net Assets		$128,187,462
Net Asset Value, offering price and redemption price per share ($128,187,462 ÷ 15,061,478 shares)		$8.51
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$77,388
Interest		2,390,276
Income from Fidelity Central Funds		87,329
Total income		2,554,993
Expenses
Custodian fees and expenses	$2,586
Independent trustees' fees and expenses	126
Total expenses before reductions	2,712
Expense reductions	(852)
Total expenses after reductions		1,860
Net Investment income (loss)		2,553,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	127,431
Fidelity Central Funds	(13)
Forward foreign currency contracts	(557,129)
Foreign currency transactions	(33,516)
Futures contracts	(234,004)
Swaps	(78,119)
Total net realized gain (loss)		(775,350)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,128,228)
Fidelity Central Funds	13
Forward foreign currency contracts	3,296,524
Assets and liabilities in foreign currencies	(49,574)
Futures contracts	118,708
Swaps	23,086
Total change in net unrealized appreciation (depreciation)		260,529
Net gain (loss)		(514,821)
Net increase (decrease) in net assets resulting from operations		$2,038,312
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,553,133	$4,886,574
Net realized gain (loss)	(775,350)	(4,138,157)
Change in net unrealized appreciation (depreciation)	260,529	7,692,334
Net increase (decrease) in net assets resulting from operations	2,038,312	8,440,751
Distributions to shareholders	(1,075,526)	(5,617,934)

Share transactions
Proceeds from sales of shares	1,440,641	2,906,849
Reinvestment of distributions	1,075,526	5,617,934
Cost of shares redeemed	(1,481,906)	(2,906,849)

Net increase (decrease) in net assets resulting from share transactions	1,034,261	5,617,934
Total increase (decrease) in net assets	1,997,047	8,440,751

Net Assets
Beginning of period	126,190,415	117,749,664
End of period	$128,187,462	$126,190,415

Other Information
Shares
Sold	170,367	347,925
Issued in reinvestment of distributions	128,498	669,156
Redeemed	(175,244)	(347,925)
Net increase (decrease)	123,621	669,156

Financial Highlights
Fidelity® Series International Credit Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.45	$8.25	$7.98	$7.69	$9.92	$10.23
Income from Investment Operations
Net investment income (loss) A,B	.170	.336	.322	.317	.276	.255
Net realized and unrealized gain (loss)	(.038)	.251	.345	.266	(1.988)	(.263)
Total from investment operations	.132	.587	.667	.583	(1.712)	(.008)
Distributions from net investment income	(.072)	(.387)	(.397)	(.293)	(.455)	(.197) C
Distributions from net realized gain	-	-	-	-	(.063)	(.105) C
Total distributions	(.072)	(.387)	(.397)	(.293)	(.518)	(.302)
Net asset value, end of period	$8.51	$8.45	$8.25	$7.98	$7.69	$9.92
Total Return D,E	1.58%	7.23%	8.47%	7.77%	(17.44)%	(.07)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	-% I	-% I	.01%	-% I	.01%
Expenses net of fee waivers, if any I	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.05% H	4.00%	3.93%	4.09%	3.20%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$128,187	$126,190	$117,750	$108,614	$100,789	$121,985
Portfolio turnover rate J	40 % H	67%	61%	61%	21%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Series International Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,628,297
Gross unrealized depreciation	(6,605,438)
Net unrealized appreciation (depreciation)	$(977,141)
Tax cost	$127,583,274

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,372,308)
Long-term	(11,241,885)
Total capital loss carryforward	$(13,614,193)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series International Credit Fund
Credit Risk
Swaps	(78,119)	23,086
Total Credit Risk	(78,119)	23,086
Foreign Exchange Risk
Forward Foreign Currency Contracts	(557,129)	3,296,524
Total Foreign Exchange Risk	(557,129)	3,296,524
Interest Rate Risk
Futures Contracts	(234,004)	118,708
Total Interest Rate Risk	(234,004)	118,708

Totals	(869,252)	3,438,318

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Series International Credit Fund	85,745,868

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series International Credit Fund	11,961,035

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Credit Fund	20,000,563	17,100,390
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $682.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $170.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9882622.108
SUN-SANN-0826
Fidelity® Intermediate Municipal Income Fund

Semi-Annual Report
June 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Intermediate Municipal Income Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 99.3%
	Principal Amount (a)	Value ($)
Alabama - 9.2%
Education - 0.1%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	1,770,000	1,898,578
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2038	1,860,000	1,990,956
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2041	1,455,000	1,553,009
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2044	1,160,000	1,229,808
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	2,075,000	2,133,725
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5% 10/1/2056	1,000,000	988,186
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	5,495,000	5,689,859
University AL Gen Rev Series 2019 A, 3% 7/1/2039	9,000,000	7,964,132
TOTAL EDUCATION		23,448,253
Electric Utilities - 0.5%
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026B, 5% 11/1/2033 (Metropolitan Tower Global Funding Guaranteed)	47,255,000	50,353,506
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	8,285,000	8,380,057
TOTAL ELECTRIC UTILITIES		58,733,563
General Obligations - 8.2%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	9,420,000	9,504,982
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	7,120,000	7,649,906
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	20,665,000	21,642,560
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	60,100,000	64,004,895
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,460,000	6,759,685
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2027 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	4,175,000	4,242,449
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2028 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	5,980,000	6,163,651
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	18,160,000	19,061,283
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	39,035,000	39,365,084
Black Belt Energy Gas District Series 2025 D, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	21,860,000	23,093,328
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	22,200,000	23,494,349
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	40,205,000	42,164,318
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	45,125,000	47,303,075
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed)	74,000,000	78,893,783
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2036	107,875,000	113,459,118
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	34,990,000	37,574,753
Black Belt Energy Gas District Series 2026C, 5.25% 6/1/2036 (Bank of America Corp Guaranteed)	32,425,000	34,939,140
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	9,840,000	10,819,426
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	9,790,000	10,333,682
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2039	5,000,000	5,508,416
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2041	3,860,000	4,205,224
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	76,605,000	80,304,179
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	40,315,000	42,506,419
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	34,880,000	36,079,907
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	44,670,000	47,195,575
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	29,060,000	30,951,167
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	55,310,000	57,296,110
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	50,725,000	53,843,051
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	25,090,000	25,602,215
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	43,175,000	46,985,591
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	74,560,000	79,639,586
TOTAL GENERAL OBLIGATIONS		1,110,586,907
Health Care - 0.3%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	32,270,000	34,383,411
Special Tax - 0.0%
Alabama Highway Authority 5% 9/1/2040 (Assured Guaranty Inc Insured)	4,890,000	5,493,212
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2030	5,000,000	5,399,060
Jefferson Cnty AL Swr Rev 5% 10/1/2038	3,310,000	3,596,229
TOTAL WATER & SEWER		8,995,289
TOTAL ALABAMA		1,241,640,635
Alaska - 0.3%
General Obligations - 0.0%
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2035 (Alaska St Guaranteed)	1,000,000	1,143,205
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2036 (Alaska St Guaranteed)	1,000,000	1,136,104
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2038 (Alaska St Guaranteed)	1,790,000	1,995,966
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2039 (Build America Mutual Assurance Co Insured), (Alaska St Guaranteed)	1,100,000	1,216,803
TOTAL GENERAL OBLIGATIONS		5,492,078
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev 2% 12/1/2032	4,750,000	4,226,154
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	1,880,000	1,858,848
TOTAL HOUSING		6,085,002
Transportation - 0.3%
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2034 (c)	2,240,000	2,534,862
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2036 (c)	2,500,000	2,828,628
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2037 (c)	2,645,000	2,975,438
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2039 (c)	2,950,000	3,294,861
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2040 (c)	3,120,000	3,460,287
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2041 (c)	3,295,000	3,643,404
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2042 (c)	3,480,000	3,831,197
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2044 (c)	3,885,000	4,259,801
TOTAL TRANSPORTATION		26,828,478
TOTAL ALASKA		38,405,558
Arizona - 1.6%
Electric Utilities - 0.0%
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	4,955,000	5,121,803
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	9,525,000	9,044,610
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	6,675,000	6,512,550
Maricopa County Special Health Care District Gen. Oblig. 4% 7/1/2035	2,195,000	2,252,787
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2033	7,320,000	8,022,614
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2034	12,000,000	13,113,790
TOTAL GENERAL OBLIGATIONS		38,946,351
Health Care - 0.6%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2033	1,800,000	1,989,285
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2035	1,580,000	1,730,799
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2036	1,600,000	1,744,344
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	1,700,000	1,844,134
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,608,460
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 4% 5/15/2031	475,000	469,968
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2041	1,000,000	1,004,409
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	2,625,000	2,381,698
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2034	4,510,000	5,068,577
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2035	6,900,000	7,678,189
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2036	4,885,000	5,399,978
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2037	1,910,000	2,098,548
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	2,730,000	2,976,633
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2032 (e)	13,790,000	15,007,016
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2034 (e)	6,595,000	7,314,614
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2035 (e)	4,565,000	5,097,024
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2036 (e)	1,315,000	1,475,194
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 4% 8/1/2049 (Assured Guaranty Inc Insured)	3,055,000	2,785,242
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2035	865,000	971,653
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2036	765,000	854,276
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2037	1,500,000	1,663,504
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2039	1,000,000	1,096,221
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2042 (Assured Guaranty Inc Insured)	1,775,000	1,967,844
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2043 (Assured Guaranty Inc Insured)	905,000	1,001,028
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Inc Insured)	1,080,000	1,186,418
TOTAL HEALTH CARE		76,415,056
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	31,940,000	32,319,147
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	15,585,000	15,795,916
TOTAL INDUSTRIAL DEVELOPMENT		48,115,063
Resource Recovery - 0.1%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 2.95% tender 12/1/2035 (b)(c)	11,405,000	11,402,800
Special Tax - 0.0%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2032	2,915,000	2,979,266
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	965,000	1,028,132
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	3,680,000	3,912,533
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	1,000,000	1,051,380
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	1,090,000	1,137,458
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2027 (c)	2,185,000	2,233,848
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2028 (c)	3,085,000	3,149,894
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (c)	1,000,000	1,015,212
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2034 (c)	2,000,000	2,091,828
TOTAL TRANSPORTATION		15,620,285
Water & Sewer - 0.1%
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2032	3,630,000	4,081,558
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2033	5,080,000	5,692,216
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2034	4,715,000	5,262,266
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	2,000,000	2,048,031
TOTAL WATER & SEWER		17,084,071
TOTAL ARIZONA		215,684,695
Arkansas - 0.1%
General Obligations - 0.1%
Bentonville Ark Sch Dist No 006 Series F, 2% 6/1/2035	1,000,000	851,481
Bentonville Ark Sch Dist No 006 Series F, 2% 6/1/2037	1,355,000	1,096,611
Farmington AR Scd No 6 2% 2/1/2038	1,140,000	884,363
Gravette School District No 20 2% 6/1/2037	1,390,000	1,141,475
Hot Springs School District No 6 2.5% 6/1/2039	3,400,000	2,805,071
Nettleton Ark Spl Sch Dist Craighead Cnty 2% 6/1/2037	1,000,000	781,351
Springdale Ark Sch Dist No 050 Series A, 2.5% 6/1/2039	3,310,000	2,694,171
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2037	1,220,000	988,962
TOTAL GENERAL OBLIGATIONS		11,243,485
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2027	1,000,000	1,008,304
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	1,430,000	1,475,868
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2031	1,500,000	1,565,000
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2032	1,275,000	1,324,055
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	95,000	97,334
TOTAL HEALTH CARE		5,470,561
Water & Sewer - 0.0%
Central Ark Wtr Rev Series 2020 C, 2% 10/1/2038	2,790,000	2,175,891
Central Ark Wtr Rev Series 2020B, 2% 10/1/2038	1,160,000	904,671
TOTAL WATER & SEWER		3,080,562
TOTAL ARKANSAS		19,794,608
California - 6.2%
Electric Utilities - 0.5%
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2031	10,000,000	10,935,396
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2033	23,000,000	25,726,901
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2035	1,835,000	2,078,861
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	19,910,000	20,901,464
TOTAL ELECTRIC UTILITIES		59,642,622
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (Pre-refunded to 11/15/2031 at 100) (c)	260,000	273,341
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (c)	105,000	115,566
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (Pre-refunded to 11/15/2031 at 100) (c)	385,000	423,745
State of California Gen. Oblig. 4% 11/1/2034 (Pre-refunded to 11/1/2030 at 100)	85,000	90,221
State of California Gen. Oblig. 5% 11/1/2032 (Pre-refunded to 11/1/2030 at 100)	105,000	115,736
TOTAL ESCROWED/PRE-REFUNDED		1,018,609
General Obligations - 2.8%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	46,220,000	47,560,112
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	17,455,000	18,229,648
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	28,560,000	29,450,289
California Community Choice Financing Authority Series 2025B, 5% 11/1/2032 (Pacific Life Insurance Co Guaranteed)	2,750,000	2,915,140
California Community Choice Financing Authority Series 2025B, 5% 11/1/2033 (Pacific Life Insurance Co Guaranteed)	2,535,000	2,696,646
California Community Choice Financing Authority Series 2025B, 5% 11/1/2034 (Pacific Life Insurance Co Guaranteed)	1,040,000	1,108,271
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	21,490,000	23,019,800
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	49,630,000	52,040,540
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	37,500,000	38,548,845
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	64,000,000	68,013,799
California Community Choice Financing Authority Series 2026E, 5% 7/1/2035 (Alphabet Inc Guaranteed)	31,810,000	35,014,555
California St Pub Wks Brd Lse 5% 8/1/2031	555,000	618,107
California St Pub Wks Brd Lse 5% 8/1/2032	2,095,000	2,326,204
California St Pub Wks Brd Lse 5% 8/1/2033	2,085,000	2,309,232
California St Pub Wks Brd Lse 5% 8/1/2034	1,035,000	1,142,423
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	9,535,000	10,210,632
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2036	2,430,000	2,729,312
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2037	1,325,000	1,482,031
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2036	3,810,000	3,943,961
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	340,000	363,539
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	2,430,000	2,573,728
Sacramento CA City Uni Sch Dis 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	495,000	539,548
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	1,000,000	939,293
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	1,670,000	1,575,735
State of California Gen. Oblig. 4% 11/1/2034	4,915,000	5,128,685
State of California Gen. Oblig. 5% 10/1/2039	2,145,000	2,376,758
State of California Gen. Oblig. 5% 11/1/2032	10,000,000	10,972,855
State of California Gen. Oblig. 5% 11/1/2032	6,140,000	6,737,333
State of California Gen. Oblig. 5% 9/1/2035	3,635,000	4,074,398
State of California Gen. Oblig. 5.25% 12/1/2033	110,000	110,218
State of California Gen. Oblig. 5.25% 4/1/2034	30,000	30,058
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,011
State of California Gen. Oblig. Series 2016, 5% 8/1/2029	6,970,000	6,982,659
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	2,755,000	2,766,068
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2040	3,400,000	3,423,630
TOTAL GENERAL OBLIGATIONS		391,959,063
Health Care - 0.1%
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2031 (Assured Guaranty Inc Insured)	400,000	420,896
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2032 (Assured Guaranty Inc Insured)	210,000	222,007
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2033 (Assured Guaranty Inc Insured)	435,000	458,164
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5.25% 11/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,062,789
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2009 C 2, 5% tender 4/1/2046 (b)	7,865,000	8,437,524
TOTAL HEALTH CARE		10,601,380
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	3,170,717	3,230,603
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	19,811,141	19,654,583
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,694,850	7,874,120
TOTAL HOUSING		30,759,306
Other - 0.1%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	4,415,000	4,446,343
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	14,460,000	13,817,748
TOTAL OTHER		18,264,091
Resource Recovery - 0.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	4,420,000	4,648,402
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024A, 3.875% tender 3/1/2054 (b)(c)	8,085,000	8,206,358
TOTAL RESOURCE RECOVERY		12,854,760
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (f)	120,475,000	12,438,670
Transportation - 1.9%
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (c)	4,605,000	4,640,415
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	10,000,000	11,246,306
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	9,270,000	10,417,760
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	1,840,000	1,992,479
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)	9,740,000	10,854,758
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)	6,455,000	7,193,784
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (c)	2,960,000	3,029,324
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (c)	2,085,000	2,181,114
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2038 (c)	3,045,000	3,144,516
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (c)	2,455,000	2,595,118
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (c)	5,820,000	6,002,081
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2037 (c)	13,805,000	13,946,388
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2036 (c)	755,000	817,597
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2033 (c)	12,595,000	14,053,658
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2034 (c)	13,295,000	14,770,491
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2035 (c)	5,000,000	5,517,644
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2036 (c)	1,500,000	1,637,429
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2037 (c)	1,000,000	1,085,596
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2038 (c)	1,000,000	1,077,613
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	1,200,000	1,318,037
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Inc Insured) (c)	1,100,000	1,119,806
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Inc Insured) (c)	1,000,000	1,006,594
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (c)	3,280,000	3,366,034
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2030 (c)	795,000	855,176
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2039 (c)	3,515,000	3,774,698
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2040 (c)	3,290,000	3,519,040
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	13,295,000	13,530,888
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (c)	3,290,000	3,421,934
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (c)	12,310,000	13,371,574
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.25% 5/1/2039 (c)	42,060,000	47,848,629
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.25% 5/1/2040 (c)	45,165,000	51,110,268
TOTAL TRANSPORTATION		260,446,749
Water & Sewer - 0.4%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (f)	5,845,000	5,550,241
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	42,270,000	44,795,354
TOTAL WATER & SEWER		50,345,595
TOTAL CALIFORNIA		848,330,845
Colorado - 2.2%
Electric Utilities - 0.0%
Colorado Springs Colo Utils 5% 11/15/2033	400,000	435,713
Colorado Springs Colo Utils 5% 11/15/2034	685,000	743,843
Colorado Springs Colo Utils 5% 11/15/2035	460,000	497,637
Colorado Springs Colo Utils 5% 11/15/2036	440,000	474,196
Colorado Springs Colo Utils 5% 11/15/2037	635,000	682,268
Colorado Springs Colo Utils 5% 11/15/2038	885,000	948,695
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2036	525,000	534,544
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2037	670,000	678,219
Colorado Springs Colo Utils Series 2020A, 5% 11/15/2033	700,000	762,498
TOTAL ELECTRIC UTILITIES		5,757,613
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% tender 11/15/2049 (b)	930,000	938,337
General Obligations - 0.4%
Adams Cnty CO Sch Dist No 014 5% 12/1/2033	1,170,000	1,334,977
Adams Cnty CO Sch Dist No 014 5% 12/1/2034	1,310,000	1,508,839
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2035	1,000,000	1,185,205
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2036	1,500,000	1,767,255
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2037	2,100,000	2,456,087
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2038	1,500,000	1,743,786
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2039	1,650,000	1,908,588
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2040	2,250,000	2,590,013
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	3,000,000	3,043,275
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 5% 12/15/2034	6,940,000	7,618,559
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2035	16,240,000	14,068,550
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	13,075,000	11,068,698
Regional Trans Dist CO Ctfs Part 5% 6/1/2030	3,000,000	3,197,149
TOTAL GENERAL OBLIGATIONS		53,490,981
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	9,160,000	9,239,072
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	20,790,000	22,421,866
Colorado Health Facilities Authority (Christian Living Neighborhood Proj.) Series 2026, 5% 1/1/2034	1,265,000	1,395,690
Colorado Health Facilities Authority (Christian Living Neighborhood Proj.) Series 2026, 5% 1/1/2035	1,325,000	1,469,916
Colorado Health Facilities Authority (Christian Living Neighborhood Proj.) Series 2026, 5% 1/1/2037	650,000	714,455
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	4,000,000	4,167,834
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	5,205,000	5,210,834
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2024A, 5% 12/1/2039	10,665,000	11,526,146
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2031	2,500,000	2,750,376
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2032	2,000,000	2,229,648
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	8,705,000	8,728,499
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	11,655,000	12,202,549
TOTAL HEALTH CARE		82,056,885
Housing - 0.1%
Colorado Hsg & Fin Auth Series 2026E, 6.5% 11/1/2055	7,620,000	8,619,285
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	565,000	571,939
Colorado Hsg Fin Auth Series 05FN Class PT, 2.8% 9/1/2035	2,419,255	2,197,140
TOTAL HOUSING		11,388,364
Special Tax - 0.2%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4% 12/1/2046 (Assured Guaranty Inc Insured)	1,805,000	1,757,196
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4.25% 12/1/2054 (Assured Guaranty Inc Insured)	1,170,000	1,120,828
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2032 (Assured Guaranty Inc Insured)	1,050,000	1,143,776
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2033 (Assured Guaranty Inc Insured)	2,000,000	2,173,865
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2034 (Assured Guaranty Inc Insured)	1,810,000	1,962,710
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2038 (Assured Guaranty Inc Insured)	1,165,000	1,250,299
Jefferson Ctr Met Dist No 2 Colo Spl Rev Series 2026A, 5% 12/1/2036 (d)	7,359,000	7,417,096
Jefferson Ctr Met Dist No 2 Colo Spl Rev Series 2026A, 5.25% 12/1/2041 (d)	4,784,000	4,834,403
TOTAL SPECIAL TAX		21,660,173
Transportation - 0.9%
Denver CO City & Cnty Arpt 5% 12/1/2031 (c)	15,915,000	16,613,532
Denver CO City & Cnty Arpt 5.5% 11/15/2031 (c)	15,970,000	17,956,103
Denver CO City & Cnty Arpt 5.5% 11/15/2032 (c)	4,390,000	5,010,670
Denver CO City & Cnty Arpt 5.5% 11/15/2033 (c)	4,935,000	5,611,595
Denver CO City & Cnty Arpt 5.75% 11/15/2034 (c)	2,540,000	2,912,828
Denver CO City & Cnty Arpt 5.75% 11/15/2035 (c)	2,360,000	2,694,817
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (c)	1,025,000	1,056,749
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (c)	5,890,000	6,058,508
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (c)	4,855,000	4,985,709
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2030 (c)	3,885,000	3,986,302
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (c)	7,475,000	8,058,300
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2035 (c)	3,350,000	3,467,050
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2026 (c)	15,500,000	15,631,353
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2037 (c)	7,000,000	7,543,922
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2035 (f)	1,940,000	1,428,740
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (f)	2,915,000	1,955,910
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2038 (f)	3,650,000	2,336,999
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2028	2,000,000	2,100,912
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2034	1,135,000	1,221,419
E-470 Pub Hwy Auth Colo Rev Series 2026 A 2, 0% 9/1/2037 (e)(f)	3,830,000	2,523,482
E-470 Pub Hwy Auth Colo Rev Series 2026 A 2, 0% 9/1/2039 (e)(f)	3,250,000	1,932,417
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2033	580,000	592,940
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2035	1,900,000	1,916,623
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2038	700,000	695,128
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2039	1,800,000	1,774,207
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2030	500,000	528,167
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2031	500,000	534,348
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2032	700,000	746,739
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2030	350,000	372,004
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2031	500,000	533,650
TOTAL TRANSPORTATION		122,781,123
TOTAL COLORADO		298,073,476
Connecticut - 1.1%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2033	615,000	679,816
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2034	830,000	913,885
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2037	1,010,000	1,097,268
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	4,400,000	3,940,407
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	3,025,000	2,415,744
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	575,000
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2026	2,200,000	2,200,000
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2029	970,000	1,015,576
TOTAL EDUCATION		12,837,696
General Obligations - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2039	6,745,000	6,855,123
Connecticut St Gen. Oblig. 4% 6/1/2035	1,000,000	1,027,431
Connecticut St Gen. Oblig. 4% 6/1/2037	950,000	968,689
Connecticut St Gen. Oblig. 5% 6/15/2033	300,000	335,203
Connecticut St Gen. Oblig. 5% 6/15/2036	300,000	330,780
Connecticut St Gen. Oblig. 5% 9/15/2031	600,000	665,949
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2029	4,000,000	4,209,887
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2030	4,000,000	4,205,561
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	2,345,000	2,494,509
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2034	2,635,000	2,783,114
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	915,000	964,550
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,195,000	3,163,434
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	3,665,000	3,351,498
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2035	1,000,000	1,152,635
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2036	2,250,000	2,577,961
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2037	1,395,000	1,587,695
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2041	6,310,000	7,022,101
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2043	1,350,000	1,491,064
Connecticut St Gen. Oblig. Series E, 5% 10/15/2029	4,975,000	5,008,606
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2028 (Connecticut St Guaranteed)	1,780,000	1,874,690
Connecticut St Series 2024 G, 3% 11/15/2042	2,370,000	2,103,058
Connecticut St Series 2024 G, 3% 11/15/2043	1,480,000	1,296,696
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2028	1,260,000	1,330,548
TOTAL GENERAL OBLIGATIONS		56,800,782
Health Care - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (d)(g)	6,000,000	3,300,000
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	1,750,000	1,768,149
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2030	1,830,000	1,957,616
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2031	2,975,000	3,175,893
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2033	4,925,000	5,240,744
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	2,050,000	2,176,167
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2020 A, 5% 7/1/2029	1,000,000	1,060,646
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	2,555,000	2,577,449
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2029	820,000	859,902
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	3,915,000	4,226,524
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2033	3,270,000	3,521,900
TOTAL HEALTH CARE		29,864,990
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 3% 5/15/2051	11,515,000	11,356,913
Special Tax - 0.3%
Connecticut St Gen. Oblig. 4% 1/15/2036	6,860,000	7,101,275
Connecticut St Spl Tax Oblig 5% 7/1/2032	2,000,000	2,244,830
Connecticut St Spl Tax Oblig 5% 7/1/2032	1,255,000	1,408,631
Connecticut St Spl Tax Oblig 5% 7/1/2032 (Escrowed to Maturity)	245,000	274,545
Connecticut St Spl Tax Oblig 5% 7/1/2033	2,065,000	2,345,418
Connecticut St Spl Tax Oblig 5% 7/1/2033	1,000,000	1,135,796
Connecticut St Spl Tax Oblig 5% 7/1/2034	1,500,000	1,683,333
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	3,675,000	3,920,265
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	2,200,000	2,398,157
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	2,340,000	2,637,795
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2039	8,370,000	9,389,171
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2040	4,000,000	4,465,975
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	2,495,000	2,503,997
TOTAL SPECIAL TAX		41,509,188
TOTAL CONNECTICUT		152,369,569
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Co Proj.) Series 2020A, 3.6% 1/1/2031	2,905,000	3,004,889
Special Tax - 0.0%
Delaware Trans Auth Tran Sys Rev Series 2020, 5% 7/1/2032	2,150,000	2,333,722
TOTAL DELAWARE		5,338,611
Delaware,New Jersey - 0.0%
Transportation - 0.0%
Delaware River & Bay Auth Series 2021, 4% 1/1/2039	1,350,000	1,371,356
Delaware River & Bay Auth Series 2021, 4% 1/1/2040	1,200,000	1,213,709
Delaware River & Bay Auth Series 2021, 4% 1/1/2041	700,000	705,176
Delaware River & Bay Auth Series 2021, 4% 1/1/2042	365,000	366,160
Delaware River & Bay Auth Series 2021, 5% 1/1/2031	150,000	164,715
Delaware River & Bay Auth Series 2021, 5% 1/1/2036	510,000	562,668
TOTAL DELAWARE,NEW JERSEY		4,383,784
District Of Columbia - 0.2%
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2036	2,500,000	2,574,484
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2037	2,500,000	2,562,925
District Columbia Gen. Oblig. Series 2021 E, 4% 2/1/2037	3,240,000	3,321,551
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2039	4,000,000	4,388,368
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2040	1,330,000	1,453,565
TOTAL GENERAL OBLIGATIONS		14,300,893
Housing - 0.0%
District of Colombia Hsg Auth Series 2026 A 2, 3.125% tender 9/1/2047 (b)	3,930,000	3,911,394
Special Tax - 0.0%
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	3,555,000	3,859,625
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	9,535,000	9,527,668
TOTAL DISTRICT OF COLUMBIA		31,599,580
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2034	7,990,000	8,138,291
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2037	6,750,000	7,281,365
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2033	1,305,000	1,463,451
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2034	2,450,000	2,741,552
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2035	2,000,000	2,227,992
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2037	1,400,000	1,542,743
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2038	1,100,000	1,206,874
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	1,655,000	1,808,218
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		26,410,486
District Of Columbia,Virginia - 0.8%
Transportation - 0.8%
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (c)	2,335,000	2,388,614
Metropolitan Wash DC Arpts Ath 5% 10/1/2034 (c)	1,940,000	1,978,613
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2028 (c)	3,885,000	4,064,305
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2029 (c)	4,030,000	4,214,240
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2030 (c)	3,165,000	3,303,366
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2031 (c)	4,540,000	4,733,007
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2037 (c)	1,680,000	1,689,927
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2038 (c)	1,865,000	1,863,798
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (c)	3,250,000	3,199,624
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2030 (c)	7,470,000	8,053,990
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2031 (c)	12,695,000	13,848,996
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2032 (c)	18,670,000	20,306,116
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2033 (c)	19,170,000	20,755,645
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2034 (c)	4,480,000	4,831,489
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2035 (c)	3,985,000	4,272,307
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2036 (c)	3,175,000	3,389,913
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2031 (c)	2,680,000	2,923,616
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2032 (c)	1,250,000	1,375,463
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2035	1,185,000	1,198,047
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2033	1,250,000	1,312,813
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	1,000,000	739,447
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		110,443,336
Florida - 4.8%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2031	2,000,000	2,101,433
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	1,250,000	1,300,046
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2035	500,000	518,082
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2028	1,060,000	1,096,495
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2030	1,500,000	1,564,501
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2031	1,750,000	1,820,109
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2032	1,305,000	1,353,039
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2029	1,635,000	1,575,002
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2030	1,715,000	1,625,972
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2031	1,805,000	1,688,895
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2032	1,890,000	1,737,847
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2035	400,000	405,070
TOTAL EDUCATION		16,786,491
Electric Utilities - 0.2%
Jacksonville FL Elec Auth Sys Rev Series 2017 B, 5% 10/1/2026	6,680,000	6,715,051
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 4% 10/1/2035	5,000,000	5,080,972
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2030	5,055,000	5,453,347
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2031	2,625,000	2,827,311
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2032	4,385,000	4,716,540
Jacksonville FL Elec Auth Sys Rev Series 2024 A, 5% 10/1/2036	1,500,000	1,704,828
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2034 (Assured Guaranty Inc Insured)	1,135,000	1,303,471
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2036 (Assured Guaranty Inc Insured)	1,085,000	1,228,955
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2038 (Assured Guaranty Inc Insured)	1,230,000	1,376,259
TOTAL ELECTRIC UTILITIES		30,406,734
Escrowed/Pre-Refunded - 0.0%
Tampa Bay Water Series 2001 A, 6% 10/1/2029 (Escrowed to Maturity)	2,430,000	2,657,549
General Obligations - 1.0%
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2027 (Assured Guaranty Inc Insured)	4,285,000	4,384,811
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2028 (Assured Guaranty Inc Insured)	7,045,000	7,367,199
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2031	3,000,000	3,228,687
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	2,430,000	2,430,000
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2031 (Assured Guaranty Inc Insured)	10,700,000	11,757,221
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2032 (Assured Guaranty Inc Insured)	4,250,000	4,726,058
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2018 A, 5% 11/1/2029	6,245,000	6,726,491
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	6,955,000	7,416,011
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	6,935,000	7,597,858
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2033 (Assured Guaranty Inc Insured)	2,000,000	2,254,279
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,400,000	1,586,152
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,140,252
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2036 (Assured Guaranty Inc Insured)	1,500,000	1,712,036
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2037 (Assured Guaranty Inc Insured)	1,400,000	1,586,690
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2038 (Assured Guaranty Inc Insured)	2,650,000	2,987,160
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2039 (Assured Guaranty Inc Insured)	2,500,000	2,807,795
Miami-Dade Cnty FL Gen. Oblig. 5% 7/1/2031	11,690,000	12,705,322
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series SUB 2021 B2, 4% 10/1/2038	3,000,000	3,054,899
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty FL Proj.) Series 2021 A, 4% 4/1/2044	8,990,000	8,788,197
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty FL Proj.) Series 2021 A, 4% 4/1/2046	9,860,000	9,441,579
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	3,720,000	4,005,224
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2039	7,440,000	7,992,309
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	7,910,000	8,606,838
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2033 (Assured Guaranty Inc Insured)	3,000,000	3,228,792
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2034 (Assured Guaranty Inc Insured)	2,250,000	2,414,945
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2032	2,175,000	2,397,169
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2034	2,400,000	2,624,618
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2038	2,905,000	3,125,426
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2039	3,060,000	3,285,849
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2040	3,215,000	3,443,224
TOTAL GENERAL OBLIGATIONS		144,823,091
Health Care - 0.9%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2030	2,690,000	2,873,504
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	620,000	677,367
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2037	985,000	1,067,347
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2039	1,670,000	1,793,060
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	900,000	982,968
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2041 (Assured Guaranty Inc Insured)	750,000	816,723
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,083,229
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2043 (Assured Guaranty Inc Insured)	1,000,000	1,076,751
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2044 (Assured Guaranty Inc Insured)	1,150,000	1,228,094
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	3,365,000	3,554,800
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	2,340,000	2,502,133
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	4,570,000	4,149,921
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	17,180,000	18,559,719
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (b)	5,700,000	6,157,317
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	7,565,000	8,451,233
Lee Cnty FL Ida Hlth Care Rev (Cypress Cove At Hlthprk FL Inc Proj.) Series 2026, 4.5% 10/1/2036 (d)(e)	1,445,000	1,455,604
Lee Cnty FL Ida Hlth Care Rev (Cypress Cove At Hlthprk FL Inc Proj.) Series 2026, 5.25% 10/1/2044 (d)(e)	1,830,000	1,873,862
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2033	1,650,000	1,728,693
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2034	3,250,000	3,399,964
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2035	6,325,000	6,596,107
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2037	2,190,000	2,267,544
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2039	1,500,000	1,544,098
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A3, 5% tender 4/1/2065 (b)	11,025,000	12,300,487
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2032	1,605,000	1,784,148
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2033	750,000	834,297
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2034	1,000,000	1,106,465
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2035	1,000,000	1,101,668
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2036	600,000	656,855
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	1,670,000	1,671,064
South Broward Hosp Dist FL Rev Series 2021 A, 2.5% 5/1/2047	3,000,000	2,064,864
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2025A, 5% 8/15/2035	22,305,000	25,448,823
TOTAL HEALTH CARE		120,808,709
Housing - 0.0%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	4,190,000	4,637,687
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	615,000	626,118
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	1,000,000	1,011,383
TOTAL OTHER		1,637,501
Resource Recovery - 0.0%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (c)	2,200,000	2,205,887
Special Tax - 0.4%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2034	5,390,000	5,699,173
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2036	3,000,000	3,151,276
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	6,135,000	6,424,560
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2041	2,700,000	2,702,050
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2028	5,385,000	5,415,554
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2029	3,985,000	4,007,308
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2030	7,215,000	7,254,479
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,525,000	1,709,361
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2036 (Assured Guaranty Inc Insured)	1,995,000	2,221,459
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2037 (Assured Guaranty Inc Insured)	1,750,000	1,937,215
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2039 (Assured Guaranty Inc Insured)	2,000,000	2,193,315
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2040 (Assured Guaranty Inc Insured)	2,000,000	2,182,761
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5.25% 3/1/2041 (Assured Guaranty Inc Insured)	1,755,000	1,939,655
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 3.75% 5/1/2029 (d)	755,000	759,395
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.55% 5/1/2044 (d)	1,090,000	1,092,001
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.8% 5/1/2055 (d)	2,230,000	2,163,963
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.25% 5/1/2028 (d)	300,000	303,928
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.375% 5/1/2033 (d)	1,000,000	1,030,827
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.85% 5/1/2038 (d)	910,000	944,174
TOTAL SPECIAL TAX		53,132,454
Transportation - 2.1%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2029 (c)	4,090,000	4,098,435
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (c)	2,915,000	2,921,002
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (c)	3,885,000	3,893,016
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (c)	2,050,000	2,096,418
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2031 (c)	3,100,000	3,167,728
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2039 (c)	1,750,000	1,816,503
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2028 (c)	6,000,000	6,271,576
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2029 (c)	5,000,000	5,309,662
Broward Cnty FL Port Everglades Series 2019 A, 5% 9/1/2032	1,055,000	1,118,511
Broward Cnty FL Port Everglades Series 2019 B, 4% 9/1/2037 (c)	1,970,000	1,982,677
Broward Cnty FL Port Everglades Series 2019 B, 5% 9/1/2028 (c)	710,000	736,672
Florida St Dept Transn Tpk Rev 5% 7/1/2037	5,345,000	6,098,005
Florida St Dept Transn Tpk Rev 5% 7/1/2038	5,480,000	6,218,223
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2035	4,020,000	3,860,822
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	6,000,000	6,630,128
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2033 (Assured Guaranty Inc Insured)	3,750,000	4,187,754
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2034 (Assured Guaranty Inc Insured)	5,035,000	5,652,996
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	1,860,000	2,099,719
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2037 (Assured Guaranty Inc Insured)	2,310,000	2,572,877
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2031 (c)	4,225,000	4,473,989
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2044 (c)	14,200,000	14,598,215
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2035 (c)	3,125,000	3,485,655
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2036 (c)	4,000,000	4,431,548
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2037 (c)	4,000,000	4,404,376
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2038 (c)	7,680,000	8,414,618
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2039 (c)	8,050,000	8,778,609
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2040 (c)	6,585,000	7,282,579
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2041 (c)	18,340,000	20,205,470
Greater Orlando Aviation Authority (United Airlines Inc Proj.) Series 2025, 5.25% 11/1/2034 (c)	3,000,000	3,214,019
Greater Orlando Aviation Authority (United Airlines Inc Proj.) Series 2025, 5.25% 11/1/2035 (c)	2,630,000	2,800,472
Greater Orlando Aviation Authority (United Airlines Inc Proj.) Series 2025, 5.5% 11/1/2036 (c)	4,000,000	4,311,328
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2034 (c)	5,055,000	5,629,846
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2035 (c)	4,215,000	4,675,831
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2036 (c)	3,975,000	4,382,868
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2037 (c)	4,445,000	4,871,069
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2038 (c)	4,880,000	5,314,129
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2036 (c)	1,815,000	2,032,196
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2037 (c)	4,910,000	5,457,421
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2038 (c)	4,500,000	4,976,321
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2039 (c)	5,095,000	5,580,161
Lee Cnty FL Airport 5% 10/1/2036 (c)	400,000	444,241
Lee Cnty FL Airport 5% tender 10/1/2056 (b)(c)	5,405,000	5,800,377
Lee Cnty FL Airport 5.25% 10/1/2037 (c)	2,000,000	2,274,498
Lee Cnty FL Airport 5.25% 10/1/2038 (c)	2,000,000	2,261,203
Lee Cnty FL Airport 5.25% 10/1/2039 (c)	1,750,000	1,967,568
Lee Cnty FL Airport 5.25% 10/1/2040 (c)	2,250,000	2,515,652
Lee Cnty FL Airport 5.25% 10/1/2041 (c)	2,500,000	2,782,490
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2036	2,000,000	2,017,553
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2030	2,430,000	2,443,365
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031	970,000	975,334
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2032	2,150,000	2,332,474
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2033	3,325,000	3,597,814
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev 5% 7/1/2040	7,965,000	7,970,848
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2031	1,455,000	1,457,155
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,865,000	3,870,503
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,205,000	3,209,326
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2034	970,000	971,238
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2035	5,000,000	5,290,079
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	4,000,000	4,087,176
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2028 (f)	490,000	451,769
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2029 (f)	700,000	619,930
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2035 (c)	3,650,000	4,049,059
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (c)	3,105,000	3,423,599
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2039 (c)	3,225,000	3,576,143
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2040 (c)	1,460,000	1,611,394
TOTAL TRANSPORTATION		270,054,232
Water & Sewer - 0.1%
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	5,000,000	4,782,723
Miami Beach Fla Wtr & Swr Rev Series 2021 A, 3% 12/1/2037	1,545,000	1,426,829
Miami Beach Fla Wtr & Swr Rev Series 2021 A, 3% 12/1/2038	1,145,000	1,038,187
TOTAL WATER & SEWER		7,247,739
TOTAL FLORIDA		654,398,074
Georgia - 6.3%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	2,365,000	2,448,738
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	955,000	960,723
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2041	1,500,000	1,500,829
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2032	800,000	874,576
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	2,420,000	2,628,484
TOTAL EDUCATION		8,413,350
Electric Utilities - 1.0%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	19,870,000	20,260,837
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.13% 11/1/2062 VRDN (b)(c)	4,100,000	4,100,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	5,685,000	5,702,040
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 1996, 2.8% 10/1/2032	15,980,000	15,788,187
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	19,400,000	19,648,268
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	7,340,000	7,451,498
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	6,830,000	6,933,751
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Inc Insured)	1,100,000	1,068,981
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028	520,000	538,594
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2029	1,140,000	1,202,156
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031	700,000	735,519
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	515,000	540,314
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033	1,200,000	1,257,067
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2028	820,000	864,747
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2029	935,000	1,001,858
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2033 (Assured Guaranty Inc Insured)	360,000	403,054
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,114,890
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Inc Insured)	365,000	406,935
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Inc Insured)	845,000	938,149
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Inc Insured)	310,000	344,173
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Inc Insured)	650,000	718,156
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Inc Insured)	450,000	497,185
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2037 (Assured Guaranty Inc Insured)	495,000	543,987
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Inc Insured)	1,230,000	1,346,178
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Inc Insured)	435,000	476,087
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2039 (Assured Guaranty Inc Insured)	500,000	545,102
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2031	1,000,000	1,090,124
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2032	1,150,000	1,250,382
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2033	1,000,000	1,084,439
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2035	2,000,000	2,156,187
Georgia Mun Elec Auth Pwr Rev Series 2020A, 4% 1/1/2034	1,870,000	1,900,725
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2031	1,250,000	1,362,655
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2032	1,000,000	1,087,288
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	2,845,000	3,106,955
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	3,655,000	4,109,746
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	2,535,000	2,819,564
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2042	1,150,000	1,243,437
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2043	1,050,000	1,131,041
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,125,000	1,267,876
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2044 (Build America Mutual Assurance Co Insured)	1,250,000	1,367,462
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	2,305,000	2,433,125
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.8% tender 10/1/2048 (b)	2,880,000	2,852,405
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.8% tender 4/1/2043 (b)	4,000,000	3,961,673
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	2,495,000	2,526,929
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	4,930,000	5,004,889
TOTAL ELECTRIC UTILITIES		136,184,615
General Obligations - 4.0%
Atlanta GA Gen. Oblig. 5% 12/1/2034 (Pre-refunded to 12/1/2032 at 100)	2,250,000	2,534,670
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2034	8,545,000	8,882,595
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2035	11,000,000	11,402,073
Main Street Energy Inc Series 2026A, 5% 10/1/2033 (Bank of Nova Scotia/The Guaranteed)	92,870,000	98,889,183
Main Street Energy Inc Series 2026C, 5% 9/1/2036 (Citigroup Inc Guaranteed) (e)	91,270,000	95,882,047
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	8,420,000	8,551,882
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	49,740,000	50,377,781
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	16,235,000	17,456,232
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	17,250,000	18,149,305
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	47,695,000	51,528,568
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2029 (Citigroup Inc Guaranteed)	3,515,000	3,549,331
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	28,790,000	29,333,555
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	34,655,000	36,157,783
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	14,245,000	15,031,919
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	17,055,000	18,140,326
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	28,360,000	29,984,693
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	23,555,000	25,179,186
Main Street Natural Gas Inc Series 2024C, 5% tender 12/1/2054 (Citigroup Inc Guaranteed) (b)	9,100,000	9,632,620
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	13,735,000	14,669,851
TOTAL GENERAL OBLIGATIONS		545,333,600
Health Care - 0.2%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2038	2,000,000	2,100,987
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	10,100,000	10,612,925
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	6,030,000	6,030,000
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2026	1,000,000	1,000,000
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2028	2,000,000	2,098,895
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2036	1,300,000	1,372,861
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2037	1,600,000	1,685,177
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2024, 5% 10/15/2034	5,000,000	5,615,065
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2038	2,000,000	1,903,103
TOTAL HEALTH CARE		32,419,013
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2020 A, 3.05% 12/1/2040	1,000,000	918,684
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025 C, 6.25% 12/1/2055	7,745,000	8,601,101
TOTAL HOUSING		9,519,785
Transportation - 0.4%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2037 (c)	3,750,000	4,073,495
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2038 (c)	2,750,000	2,970,680
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2040 (c)	1,565,000	1,673,950
Atlanta GA Arpt Rev Series 2021 C, 4% 7/1/2038 (c)	745,000	738,778
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2032 (c)	1,750,000	1,903,983
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2033 (c)	1,050,000	1,137,566
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2034 (c)	750,000	809,842
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2035 (c)	1,000,000	1,076,214
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (c)	1,050,000	1,121,701
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2037 (c)	1,115,000	1,186,106
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2034 (c)	625,000	695,094
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2035 (c)	795,000	888,603
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2036 (c)	1,700,000	1,876,666
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2037 (c)	3,455,000	3,789,875
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2038 (c)	3,915,000	4,267,842
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2039 (c)	4,115,000	4,456,301
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2036 (c)	3,250,000	3,587,745
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2039 (c)	3,750,000	4,061,028
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2040 (c)	3,950,000	4,258,608
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2042 (c)	2,200,000	2,410,834
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2043 (c)	4,750,000	5,184,693
TOTAL TRANSPORTATION		52,169,604
Water & Sewer - 0.6%
Atlanta GA Wtr & Wastewtr Rev Series 2026, 5% 11/1/2037	21,155,000	24,458,594
Atlanta GA Wtr & Wastewtr Rev Series 2026, 5% 11/1/2038	21,065,000	24,209,876
Atlanta GA Wtr & Wastewtr Rev Series 2026, 5% 11/1/2039	19,560,000	22,353,176
TOTAL WATER & SEWER		71,021,646
TOTAL GEORGIA		855,061,613
Hawaii - 0.3%
Education - 0.0%
University Hawaii Rev Series 2020B, 5% 10/1/2030	4,280,000	4,673,534
General Obligations - 0.1%
Hawaii St Gen. Oblig. 5% 1/1/2030	5,140,000	5,446,195
Hawaii St Gen. Oblig. 5% 1/1/2031	1,250,000	1,322,915
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2030	6,500,000	6,829,025
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2034	850,000	875,410
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2037	750,000	762,618
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2033	1,955,000	2,116,485
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	860,000	928,496
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2028	4,210,000	4,451,613
TOTAL GENERAL OBLIGATIONS		22,732,757
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2036 (c)	925,000	928,415
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2037 (c)	1,385,000	1,385,249
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2038 (c)	1,400,000	1,398,841
Hawaii St Arpts Sys Rev Series 2020 A, 5% 7/1/2033 (c)	6,795,000	7,244,859
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (c)	1,000,000	1,012,816
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2035 (c)	575,000	579,599
TOTAL TRANSPORTATION		12,549,779
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2034	2,125,000	2,448,492
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035	1,125,000	1,307,814
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	3,245,000	3,693,537
TOTAL WATER & SEWER		7,449,843
TOTAL HAWAII		47,405,913
Idaho - 0.1%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) Series 2025 C, 5% tender 3/1/2060 (b)	11,000,000	12,202,103
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	300,000	301,948
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2036	2,250,000	2,297,862
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2037	750,000	761,960
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	1,750,000	1,769,620
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,510,730
TOTAL TRANSPORTATION		6,340,172
TOTAL IDAHO		18,844,223
Illinois - 7.1%
Education - 0.4%
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2041	4,300,000	4,775,097
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2042	5,275,000	5,829,617
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2043	5,130,000	5,653,405
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2044	1,845,000	2,020,438
Board of Trustees of the University of Illinois/The Series 2025 A, 5% 4/1/2035	3,600,000	4,110,489
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	1,000,000	902,357
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2029	650,000	649,538
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2031	500,000	497,763
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2032	1,000,000	991,521
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	750,000	738,134
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	845,000	817,729
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,680,000	1,717,847
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2035	625,000	696,309
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2036	400,000	442,860
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2040	2,500,000	2,719,682
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2031	7,100,000	7,774,415
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2032	7,860,000	8,723,122
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	3,045,000	3,419,178
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2041	625,000	693,163
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2042	700,000	772,109
TOTAL EDUCATION		53,944,773
Escrowed/Pre-Refunded - 0.0%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	255,000	258,369
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	35,000	35,279
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity) (f)	815,000	807,475
TOTAL ESCROWED/PRE-REFUNDED		1,101,123
General Obligations - 3.2%
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2028 (f)	575,000	545,485
Chicago IL Brd Ed 5% 12/1/2026	1,635,000	1,640,163
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2046	3,275,000	3,106,957
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	6,280,000	6,358,887
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2033	700,000	705,541
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,400,000	1,413,472
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	6,520,000	6,645,753
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	1,335,000	1,364,438
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	510,000	519,837
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	930,000	952,899
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	900,000	920,133
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,250,000	1,272,365
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	3,250,000	3,332,872
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	11,070,000	10,372,542
Chicago IL Brd Ed Series D, 5% 12/1/2027	2,500,000	2,531,404
Chicago IL Gen. Oblig. 4% 1/1/2035	8,000,000	7,769,476
Chicago IL Gen. Oblig. 5% 1/1/2034	7,000,000	7,253,265
Chicago IL Gen. Oblig. 5% 1/1/2035	2,460,000	2,539,879
Chicago IL Gen. Oblig. 5.25% 1/1/2036	1,500,000	1,561,239
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2035	2,000,000	2,060,131
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	4,995,000	5,145,898
Chicago IL Gen. Oblig. Series 2025B, 5.25% 1/1/2037	7,195,000	7,571,474
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2038	2,705,000	2,896,892
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2040	1,315,000	1,394,913
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2041	2,705,000	2,847,733
Chicago IL Gen. Oblig. Series 2025C, 5.5% 1/1/2041	5,865,000	6,174,475
Chicago IL Gen. Oblig. Series 2025E, 5.5% 1/1/2041	9,000,000	9,474,898
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	2,300,000	2,317,540
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	1,575,000	1,582,404
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	1,585,000	1,616,183
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	795,000	817,491
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	4,365,000	4,675,839
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2033	1,425,000	1,576,044
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	1,125,000	989,565
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	1,165,000	1,002,493
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	2,535,000	2,345,145
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2033	620,000	701,507
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2034	650,000	729,910
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2035	500,000	559,194
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2036	780,000	864,995
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2037	750,000	827,702
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2038	500,000	550,813
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2039	600,000	661,292
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2040	500,000	548,355
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	935,000	946,587
Illinois St Gen. Oblig. 5% 2/1/2027	4,160,000	4,214,478
Illinois St Gen. Oblig. 5% 3/1/2029	3,650,000	3,852,277
Illinois St Gen. Oblig. 5% 3/1/2030	15,000,000	16,073,813
Illinois St Gen. Oblig. 5% 3/1/2031	23,510,000	25,506,486
Illinois St Gen. Oblig. 5% 3/1/2032	6,160,000	6,748,439
Illinois St Gen. Oblig. 5% 3/1/2033	14,300,000	15,587,455
Illinois St Gen. Oblig. 5% 3/1/2036	18,040,000	19,388,853
Illinois St Gen. Oblig. 5.5% 1/1/2028	1,410,000	1,468,124
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2033	1,085,000	1,086,385
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2030	10,690,000	11,455,270
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2035	8,775,000	9,476,607
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	4,590,000	4,969,754
Illinois St Gen. Oblig. Series JUNE 2022 B, 5% 3/1/2034	30,000,000	32,551,788
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	2,000,000	2,143,175
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	885,000	936,568
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	5,000,000	5,395,239
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	2,585,000	2,769,092
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2042	9,000,000	9,558,857
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2028	5,000,000	5,199,505
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	22,070,000	23,418,267
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2035	33,175,000	35,908,932
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	5,480,000	6,096,563
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2036	5,000,000	5,492,581
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,915,000	2,059,493
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2041	6,000,000	6,414,656
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	3,670,000	3,964,896
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	3,290,000	3,508,783
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	3,610,000	3,672,456
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2030	11,425,000	12,336,265
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	1,500,000	1,510,159
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	8,335,000	8,391,951
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	1,790,000	1,833,477
Lake Cnty IL Forest Presv Dist Gen. Oblig. 2% 12/15/2033	1,000,000	860,155
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2032	11,240,000	11,853,408
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2034 (Assured Guaranty Inc Insured)	275,000	306,780
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2035 (Assured Guaranty Inc Insured)	250,000	277,400
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2036 (Assured Guaranty Inc Insured)	225,000	248,234
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2037 (Assured Guaranty Inc Insured)	315,000	345,099
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2038 (Assured Guaranty Inc Insured)	250,000	272,091
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2039 (Assured Guaranty Inc Insured)	350,000	378,738
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2035 (Assured Guaranty Inc Insured) (Pre-refunded to 1/1/2034 at 100)	525,000	598,637
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2036 (Assured Guaranty Inc Insured) (Pre-refunded to 1/1/2034 at 100)	260,000	296,468
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2037 (Assured Guaranty Inc Insured) (Pre-refunded to 1/1/2034 at 100)	215,000	245,155
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2038 (Assured Guaranty Inc Insured) (Pre-refunded to 1/1/2034 at 100)	230,000	262,260
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2039 (Assured Guaranty Inc Insured) (Pre-refunded to 1/1/2034 at 100)	230,000	262,260
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Inc Insured) (f)	4,785,000	4,739,100
TOTAL GENERAL OBLIGATIONS		435,622,509
Health Care - 1.3%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2033	1,300,000	1,443,932
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2034	870,000	957,618
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2035	885,000	969,056
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2036	530,000	575,421
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	6,800,000	6,894,530
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	10,570,000	10,708,719
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,650,000	1,669,346
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	12,725,000	12,868,351
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2026	1,940,000	1,941,620
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2028	2,040,000	2,109,766
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2029	9,870,000	10,297,860
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2030	9,845,000	10,246,374
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2031	21,400,000	22,232,390
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2027	1,015,000	1,016,519
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2028	1,215,000	1,219,489
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2029	1,830,000	1,836,649
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2032	3,375,000	3,387,114
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2028	2,380,000	2,383,549
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,330,000	1,331,929
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	9,255,000	9,596,349
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2026	2,600,000	2,603,933
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	780,000	781,562
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	2,655,000	2,633,993
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	15,000	14,602
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2033	4,185,000	4,229,847
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	2,065,000	2,083,785
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	3,335,000	2,585,564
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	2,940,000	3,189,122
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2030	2,170,000	2,346,787
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2031	1,060,000	1,142,217
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2032	1,500,000	1,613,732
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2033	1,250,000	1,341,003
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2038	2,700,000	2,886,318
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2039	3,300,000	3,514,578
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,485,896
Illinois Finance Authority Rev (Rush University Medical Center Proj.) Series 2025, 5% 11/15/2035	11,125,000	12,583,822
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	13,745,000	14,849,599
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 3, 5% tender 8/15/2064 (b)	9,540,000	10,673,478
TOTAL HEALTH CARE		174,246,419
Housing - 0.3%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	3,390,000	3,316,589
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 C, 5% 4/1/2028	1,200,000	1,247,612
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	715,000	717,925
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	1,870,000	1,706,105
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) 3.5% 4/1/2052	8,140,000	8,128,112
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2024 I, 6% 10/1/2055	9,210,000	10,164,427
Illinois Housing Development Authority Series 2026C, 6.5% 10/1/2056	6,295,000	7,236,544
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	8,147,428	7,431,674
TOTAL HOUSING		39,948,988
Special Tax - 0.9%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2033	1,000,000	1,124,584
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2034	1,925,000	2,180,222
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2035	1,270,000	1,428,006
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2032	405,000	453,050
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2034	300,000	332,620
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2035	850,000	937,489
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2036	1,725,000	1,890,424
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2037	1,250,000	1,359,585
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2038	360,000	390,950
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2039	2,000,000	2,160,963
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2041	1,250,000	1,339,846
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	2,750,000	2,931,626
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	2,805,000	2,627,899
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	16,485,000	17,929,907
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	13,830,000	15,198,360
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	11,555,000	12,805,008
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	8,415,000	9,393,517
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	9,965,000	8,962,477
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (f)	15,070,000	13,484,909
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (f)	2,835,000	2,361,192
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (f)	4,240,000	2,721,919
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (f)	3,875,000	2,363,602
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (f)	2,185,000	2,064,190
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (f)	2,595,000	2,361,366
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (f)	2,080,000	1,436,373
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (f)	2,510,000	1,649,456
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (f)	1,500,000	937,111
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2039 (f)	4,325,000	2,565,001
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (f)	2,160,000	895,514
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (f)	3,985,000	1,555,094
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 6/15/2031 (f)	1,755,000	1,497,461
TOTAL SPECIAL TAX		119,339,721
Transportation - 0.8%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2032 (Build America Mutual Assurance Co Insured) (c)	9,830,000	10,630,809
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2033 (Build America Mutual Assurance Co Insured) (c)	3,000,000	3,272,347
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2029 (c)	1,000,000	1,046,153
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2030 (c)	3,000,000	3,183,994
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2031 (c)	3,080,000	3,303,860
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2032 (c)	3,400,000	3,676,984
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2033 (c)	3,745,000	4,073,606
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2034 (c)	2,000,000	2,189,459
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2035 (c)	2,000,000	2,199,603
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036 (Assured Guaranty Inc Insured)	5,000,000	5,107,164
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	2,415,000	2,440,412
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (c)	460,000	465,276
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031 (c)	2,850,000	2,877,359
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033 (c)	1,455,000	1,468,033
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,330,000	1,449,341
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	1,195,000	1,308,832
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2040 (Build America Mutual Assurance Co Insured)	2,990,000	3,262,425
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2038 (c)	2,500,000	2,705,730
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (c)	2,555,000	2,752,834
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (c)	2,100,000	2,271,303
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2042 (c)	2,450,000	2,639,038
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2035 (c)	1,165,000	1,299,311
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2036 (c)	5,540,000	6,122,420
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2037 (c)	3,395,000	3,728,064
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (c)	2,470,000	2,515,657
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2037 (c)	2,400,000	2,693,746
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2038 (c)	4,915,000	5,487,419
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2039 (c)	1,400,000	1,555,238
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2040 (c)	1,370,000	1,514,584
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2027	2,250,000	2,292,514
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2028	2,500,000	2,602,354
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	1,735,000	1,737,992
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	4,350,000	4,680,831
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	2,100,000	2,248,106
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	4,580,000	4,868,538
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2028	1,250,000	1,296,947
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2029	1,400,000	1,481,518
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	235,000	253,359
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	460,000	504,492
TOTAL TRANSPORTATION		109,207,652
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2033 (Build America Mutual Assurance Co Insured)	1,700,000	1,891,796
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2034 (Build America Mutual Assurance Co Insured)	1,250,000	1,404,095
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2035 (Build America Mutual Assurance Co Insured)	1,400,000	1,558,739
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2036 (Build America Mutual Assurance Co Insured)	2,800,000	3,096,737
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,835,000	2,017,822
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2029	5,030,000	5,088,944
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2031	1,525,000	1,672,503
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2032	570,000	634,521
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2033	1,420,000	1,601,602
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2035	690,000	794,139
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2036	940,000	1,081,882
TOTAL WATER & SEWER		20,842,780
TOTAL ILLINOIS		954,253,965
Indiana - 1.2%
Education - 0.0%
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev Series 2025 1A, 5% 6/1/2030 (c)	1,040,000	1,083,647
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev Series 2025 1A, 5% 6/1/2031 (c)	2,250,000	2,357,892
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev Series 2025 1A, 5% 6/1/2033 (c)	1,200,000	1,265,378
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	1,185,000	1,239,335
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	2,220,000	2,340,665
TOTAL EDUCATION		8,286,917
Electric Utilities - 0.1%
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 3.75% tender 3/1/2031 (b)(c)	3,900,000	3,922,218
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	3,200,000	3,223,065
Mishawaka Ind Elec Util Rev Series 2021, 2% 7/1/2035	1,105,000	918,291
Mishawaka Ind Elec Util Rev Series 2021, 2% 7/1/2036	1,135,000	920,800
Mishawaka Ind Elec Util Rev Series 2021, 2% 7/1/2037	1,155,000	914,495
TOTAL ELECTRIC UTILITIES		9,898,869
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2034 (Build America Mutual Assurance Co Insured)	1,600,000	1,805,910
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2034 (Build America Mutual Assurance Co Insured)	1,275,000	1,445,044
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,825,000	2,052,477
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,600,000	2,908,997
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,305,000	1,478,550
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,365,000	1,535,140
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,460,000	2,752,358
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	2,200,000	2,462,443
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	2,350,000	2,625,530
TOTAL GENERAL OBLIGATIONS		19,066,449
Health Care - 0.5%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	1,940,000	1,824,926
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2038	1,000,000	1,078,684
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2039	1,000,000	1,073,337
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2040	1,000,000	1,067,094
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025 D 4, 5% tender 10/1/2057 (b)	12,710,000	14,211,946
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	33,520,000	37,222,469
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	970,000	973,229
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	485,000	486,677
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	2,090,000	2,095,679
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (d)	3,585,000	3,097,077
TOTAL HEALTH CARE		63,131,118
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	1,270,000	1,255,993
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 3% 7/1/2051	845,000	836,560
TOTAL HOUSING		2,092,553
Industrial Development - 0.3%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 4% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	31,910,000	32,506,889
Other - 0.0%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2034	6,125,000	6,398,936
Transportation - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2032 (c)	550,000	600,577
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2033 (c)	875,000	950,178
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2034 (c)	750,000	811,682
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2035 (c)	850,000	916,588
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2036 (c)	1,000,000	1,086,554
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2037 (c)	850,000	919,537
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2038 (c)	1,000,000	1,077,431
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2039 (c)	2,075,000	2,228,011
TOTAL TRANSPORTATION		8,590,558
Water & Sewer - 0.1%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2038	2,750,000	3,125,725
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2039	2,250,000	2,542,723
Mishawaka Ind Wtrwks Rev Series 2021, 2% 7/1/2034 (Build America Mutual Assurance Co Insured)	2,645,000	2,274,510
Muncie Ind San Dist Rev Series 2021A, 3% 7/1/2038 (Assured Guaranty Inc Insured)	1,000,000	899,632
TOTAL WATER & SEWER		8,842,590
TOTAL INDIANA		158,814,879
Iowa - 0.8%
Education - 0.3%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (c)	6,157,000	6,214,994
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2029 (c)	1,575,000	1,662,246
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2030 (c)	2,000,000	2,121,269
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2031 (c)	2,000,000	2,129,557
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2032 (c)	2,000,000	2,131,413
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2035 (c)	1,280,000	1,354,965
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2028 (c)	1,000,000	1,040,794
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2027 (c)	1,000,000	1,027,163
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2028 (c)	1,445,000	1,503,948
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2029 (c)	3,600,000	3,799,418
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2030 (c)	2,230,000	2,365,215
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2031 (c)	4,100,000	4,365,592
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2032 (c)	3,750,000	3,996,399
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2033 (c)	4,280,000	4,573,739
TOTAL EDUCATION		38,286,712
General Obligations - 0.4%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	1,295,000	1,192,766
City of Des Moines IA Gen. Oblig. Series 2021 F, 2% 6/1/2034	3,310,000	2,865,153
Clear Lake Iowa Cmnty Sch Dist Series 2020, 2% 6/1/2034	1,340,000	1,149,746
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2035 (MassMutual Global Funding II Guaranteed)	44,170,000	47,092,654
Polk Co IA Gen. Oblig. Series 2020A, 3% 6/1/2038	1,495,000	1,388,272
TOTAL GENERAL OBLIGATIONS		53,688,591
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) 3.95% tender 5/15/2056 (b)	2,470,000	2,470,000
Iowa Fin Auth Rev (Lifespace Proj.) 4% 5/15/2028	2,355,000	2,370,324
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2046	2,390,000	2,127,479
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2053	1,000,000	817,265
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	4,600,000	5,244,227
TOTAL HEALTH CARE		13,029,295
TOTAL IOWA		105,004,598
Kansas - 0.5%
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2030	970,000	971,499
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2032	1,115,000	1,116,573
TOTAL ELECTRIC UTILITIES		2,088,072
General Obligations - 0.4%
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2037 (Build America Mutual Assurance Co Insured)	3,190,000	3,637,151
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2039 (Build America Mutual Assurance Co Insured)	5,760,000	6,486,839
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2041 (Build America Mutual Assurance Co Insured)	7,530,000	8,390,516
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2042 (Build America Mutual Assurance Co Insured)	1,055,000	1,170,288
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2043 (Build America Mutual Assurance Co Insured)	3,340,000	3,693,047
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2045 (Build America Mutual Assurance Co Insured)	5,000,000	5,444,872
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2046 (Build America Mutual Assurance Co Insured)	3,500,000	3,775,820
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2033 (Build America Mutual Assurance Co Insured)	515,000	572,248
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2034 (Build America Mutual Assurance Co Insured)	635,000	709,134
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2035 (Build America Mutual Assurance Co Insured)	770,000	858,336
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2036 (Build America Mutual Assurance Co Insured)	815,000	904,302
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2037 (Build America Mutual Assurance Co Insured)	1,335,000	1,474,080
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	2,465,000	2,710,231
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2039 (Build America Mutual Assurance Co Insured)	2,210,000	2,425,053
TOTAL GENERAL OBLIGATIONS		42,251,917
Health Care - 0.0%
University Kansas Hosp Auth Hlth Fac Rev (University Of Kansas Hospital Authority Proj.) 5% tender 3/1/2055 (b)	6,395,000	6,813,503
Special Tax - 0.1%
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2030	14,000,000	15,293,705
Water & Sewer - 0.0%
Wichita KS Wtr & Swr Util Rev Series 2021 A, 2% 10/1/2035 (Build America Mutual Assurance Co Insured)	1,500,000	1,251,885
TOTAL KANSAS		67,699,082
Kentucky - 2.4%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	460,000	471,120
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	235,000	237,137
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2038	570,000	569,833
TOTAL EDUCATION		1,278,090
Electric Utilities - 0.2%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(c)	7,955,000	7,919,215
Kentucky Bond Development Corp (Univ of Kentucky Eaas Proj.) Series 2026A, 5% 10/31/2040	2,750,000	3,032,466
Kentucky Bond Development Corp (Univ of Kentucky Eaas Proj.) Series 2026A, 5% 10/31/2041	2,600,000	2,856,393
Kentucky Bond Development Corp (Univ of Kentucky Eaas Proj.) Series 2026A, 5% 10/31/2042	2,250,000	2,459,864
Kentucky Bond Development Corp (Univ of Kentucky Eaas Proj.) Series 2026A, 5% 10/31/2043	2,750,000	2,994,972
Kentucky Bond Development Corp (Univ of Kentucky Eaas Proj.) Series 2026A, 5% 10/31/2044	1,500,000	1,617,731
Kentucky Bond Development Corp (Univ of Kentucky Eaas Proj.) Series 2026A, 5% 4/30/2039	775,000	860,958
Louisville/Jefferson Cnty KY Metro Govt Polluction Ctl Rev (Louisville Gas and Electric Co Proj.) Series 2005 A, 3.8% 2/1/2035 (e)	2,320,000	2,319,203
TOTAL ELECTRIC UTILITIES		24,060,802
General Obligations - 1.4%
Henderson Cnty KY Sch Dist Fincorp Sch Bldg Rev (Henderson County School District Proj.) 2.25% 6/1/2034	1,170,000	1,034,261
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	17,495,000	18,369,890
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	32,760,000	35,058,812
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	47,700,000	50,538,789
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	4,855,000	5,076,438
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	565,000	589,122
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2028	970,000	989,608
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2024 A, 5% 11/1/2038	1,385,000	1,548,305
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2032	3,000,000	3,142,036
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	1,515,000	1,583,635
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2029	2,300,000	2,449,670
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2034	6,200,000	7,055,184
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2038	8,890,000	10,027,629
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2039	15,000,000	16,809,672
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2040	6,500,000	7,248,837
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2039	8,815,000	9,809,504
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2040	5,825,000	6,460,362
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	1,295,000	1,425,849
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2042	5,500,000	6,053,373
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2032	400,000	440,002
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2034	400,000	437,261
TOTAL GENERAL OBLIGATIONS		186,148,239
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	1,490,000	1,495,640
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	880,000	906,085
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2029	530,000	554,028
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2031	460,000	487,013
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2032	1,105,000	1,160,750
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	1,910,000	1,911,804
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	2,005,000	2,007,014
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	2,105,000	2,106,970
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	2,215,000	2,216,984
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2029	17,585,000	17,664,558
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	3,700,000	3,903,052
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,595,000	2,606,697
TOTAL HEALTH CARE		37,020,595
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.4% 7/1/2060 VRDN (b)(c)	34,000,000	34,000,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.4% 7/1/2060 VRDN (b)(c)	16,075,000	16,075,000
TOTAL INDUSTRIAL DEVELOPMENT		50,075,000
Special Tax - 0.0%
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2026	1,745,000	1,749,923
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2028	1,880,000	1,970,313
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2030	520,000	543,357
TOTAL SPECIAL TAX		4,263,593
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2029	1,555,000	1,558,050
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2030	1,625,000	1,628,096
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2037 (c)	1,355,000	1,501,066
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2038 (c)	3,000,000	3,305,855
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2039 (c)	1,335,000	1,464,533
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2040 (c)	1,250,000	1,365,438
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2041 (c)	1,325,000	1,437,554
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2042 (c)	1,875,000	2,025,967
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2043 (c)	2,100,000	2,260,620
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2044 (c)	2,250,000	2,406,922
TOTAL TRANSPORTATION		18,954,101
Water & Sewer - 0.0%
Campbell & Kenton Cntys KY Sant Dist No 1 Rev 3% 8/1/2039	1,250,000	1,113,225
Louisville & Jefferson Cnty KY Metro Govt Brd Wtr Wks Wtr Sys Rev Series 2022, 5% 11/15/2035	2,980,000	3,331,376
TOTAL WATER & SEWER		4,444,601
TOTAL KENTUCKY		326,245,021
Louisiana - 0.7%
Health Care - 0.0%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2036	1,795,000	1,864,090
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	3,465,000	3,751,100
Industrial Development - 0.1%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	12,690,000	12,690,000
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	9,665,000	9,665,000
TOTAL INDUSTRIAL DEVELOPMENT		22,355,000
Transportation - 0.3%
New Orleans LA Aviation Board 5% 1/1/2029 (c)	485,000	489,446
New Orleans LA Aviation Board 5% 1/1/2029 (c)	390,000	393,575
New Orleans LA Aviation Board 5% 1/1/2030 (c)	665,000	670,739
New Orleans LA Aviation Board 5% 1/1/2031 (c)	1,090,000	1,099,110
New Orleans LA Aviation Board 5% 1/1/2032 (c)	1,495,000	1,507,019
New Orleans LA Aviation Board 5% 1/1/2035 (c)	1,115,000	1,122,914
New Orleans LA Aviation Board 5% 1/1/2036 (c)	630,000	634,220
New Orleans LA Aviation Board 5% 1/1/2037 (c)	485,000	487,982
New Orleans LA Aviation Board 5% 1/1/2038 (c)	7,380,000	7,917,432
New Orleans LA Aviation Board 5% 1/1/2038 (c)	2,670,000	2,864,437
New Orleans LA Aviation Board 5% 1/1/2038 (c)	570,000	573,154
New Orleans LA Aviation Board 5% 1/1/2039 (c)	7,465,000	7,972,704
New Orleans LA Aviation Board 5% 1/1/2039 (c)	2,605,000	2,782,169
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	5,735,000	6,237,347
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	2,945,000	3,202,962
TOTAL TRANSPORTATION		37,955,210
Water & Sewer - 0.3%
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2035 (Build America Mutual Assurance Co Insured)	3,465,000	3,543,997
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2036 (Build America Mutual Assurance Co Insured)	1,960,000	1,994,142
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2038 (Build America Mutual Assurance Co Insured)	1,445,000	1,453,658
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2039 (Build America Mutual Assurance Co Insured)	2,890,000	2,891,885
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	10,000,000	11,071,029
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2038 (Build America Mutual Assurance Co Insured)	6,290,000	6,927,080
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	2,400,000	2,631,116
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2040 (Build America Mutual Assurance Co Insured)	2,400,000	2,609,771
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2041 (Build America Mutual Assurance Co Insured)	1,400,000	1,510,490
TOTAL WATER & SEWER		34,633,168
TOTAL LOUISIANA		100,558,568
Maine - 0.0%
General Obligations - 0.0%
Brunswick ME 2% 11/1/2032	1,095,000	988,800
Brunswick ME 2.125% 11/1/2034	1,195,000	1,052,365
Brunswick ME 2.375% 11/1/2037	605,000	515,769
Town of Yarmouth ME Series 2020, 2% 11/15/2035	1,180,000	987,230
TOTAL GENERAL OBLIGATIONS		3,544,164
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	2,030,000	1,705,790
Housing - 0.0%
Maine Hsg Auth Mtg Series A 3, 3.5% 11/15/2034	1,535,000	1,534,969
TOTAL MAINE		6,784,923
Maryland - 1.2%
Education - 0.0%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2035	500,000	496,789
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2046	1,500,000	1,379,128
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2051	1,000,000	880,055
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	1,000,000	860,974
TOTAL EDUCATION		3,616,946
General Obligations - 0.3%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,300,000	2,202,179
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2039	5,140,000	5,682,741
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2040	2,385,000	2,626,607
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2036	7,310,000	7,479,646
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	3,205,000	3,050,174
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2039	1,885,000	2,084,040
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2040	1,980,000	2,180,579
Cecil Cnty MD Gen. Oblig. Series 2021, 2.5% 8/1/2039	1,360,000	1,124,824
Charles Cnty MD Gen. Oblig. Series 2019, 3% 10/1/2033	2,330,000	2,310,058
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2035	1,475,000	1,639,222
State of Maryland Gen. Oblig. Series SECOND 2021 A, 4% 8/1/2035	2,575,000	2,653,697
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2033	1,810,000	1,996,517
Washington Suburban Sanitary Dist MD Series 2021, 2.125% 6/1/2037	4,555,000	3,805,969
Washington Suburban Sanitary Dist MD Series 2023, 5% 6/1/2041	4,140,000	4,547,192
TOTAL GENERAL OBLIGATIONS		43,383,445
Health Care - 0.3%
Maryland Health & Higher Educational Facilities Authority (Medstar Health Inc Proj.) Series 2026B, 5% tender 8/15/2056 (b)	14,830,000	16,557,751
Maryland Health & Higher Educational Facilities Authority (Medstar Health Inc Proj.) Series 2026B, 5% tender 8/15/2056 (b)	14,830,000	16,327,132
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,410,000	1,375,931
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2033	2,185,000	2,186,817
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2034	1,600,000	1,601,144
TOTAL HEALTH CARE		38,048,775
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,740,000	1,737,276
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,505,000	1,510,296
TOTAL HOUSING		3,247,572
Special Tax - 0.0%
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 3.25% 9/1/2030	395,000	384,644
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2040	2,095,000	1,947,927
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2050	2,625,000	2,231,997
TOTAL SPECIAL TAX		4,564,568
Transportation - 0.4%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2036 (c)	3,185,000	3,353,463
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2037 (c)	2,500,000	2,620,733
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2038 (c)	2,200,000	2,297,714
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2039 (c)	1,700,000	1,769,238
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2039 (c)	3,700,000	3,857,420
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (c)	1,250,000	1,352,753
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (c)	1,000,000	1,078,985
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2035 (c)	1,850,000	1,982,618
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (c)	1,000,000	1,067,474
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (Assured Guaranty Inc Insured) (c)	2,600,000	2,861,409
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2037 (Assured Guaranty Inc Insured) (c)	5,855,000	6,403,290
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2038 (Assured Guaranty Inc Insured) (c)	3,150,000	3,428,113
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2039 (c)	2,250,000	2,437,295
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2040 (Assured Guaranty Inc Insured) (c)	1,575,000	1,740,456
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2041 (Assured Guaranty Inc Insured) (c)	1,695,000	1,865,713
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2042 (Assured Guaranty Inc Insured) (c)	1,800,000	1,970,046
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2043 (Assured Guaranty Inc Insured) (c)	2,325,000	2,537,893
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2044 (Assured Guaranty Inc Insured) (c)	2,090,000	2,264,645
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2027	1,310,000	1,328,182
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2031	970,000	1,002,229
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2032	970,000	1,000,685
Maryland St Transn Auth Series 2020, 5% 7/1/2034	5,650,000	6,094,894
TOTAL TRANSPORTATION		54,315,248
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2028	3,465,000	3,502,806
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2031	6,580,000	6,638,749
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2033	6,635,000	6,689,968
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2033	5,630,000	5,677,759
TOTAL WATER & SEWER		22,509,282
TOTAL MARYLAND		169,685,836
Massachusetts - 0.9%
Education - 0.2%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2034	1,750,000	1,949,197
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2030	1,435,000	1,467,030
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2032	1,040,000	1,058,729
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (c)	8,485,000	9,003,063
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (c)	2,280,000	2,437,730
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (c)	3,600,000	3,600,000
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2027 (c)	2,350,000	2,389,686
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (c)	1,775,000	1,833,553
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2029 (c)	1,925,000	2,042,428
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2030 (c)	1,000,000	1,057,503
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (c)	800,000	848,844
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	3,800,000	3,802,157
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2022 1, 5% 11/1/2039	2,135,000	2,330,297
TOTAL EDUCATION		33,820,217
General Obligations - 0.3%
Braintree MA Gen. Oblig. Series 2020, 2% 10/15/2035	2,115,000	1,831,270
Massachusetts St Gen. Oblig. 5% 1/1/2036	2,560,000	2,685,275
Massachusetts St Gen. Oblig. 5% 10/1/2033	4,785,000	5,384,418
Massachusetts St Gen. Oblig. 5% 10/1/2034	6,000,000	6,724,198
Massachusetts St Gen. Oblig. 5% 7/1/2034	3,000,000	3,449,984
Massachusetts St Gen. Oblig. 5% 7/1/2035	3,000,000	3,480,041
Massachusetts St Gen. Oblig. 5% 7/1/2036	1,435,000	1,653,981
Massachusetts St Gen. Oblig. Series 2019B, 5% 7/1/2036	1,700,000	1,781,371
Somerville MA Series 2020, 2% 10/15/2037	3,580,000	2,966,677
Stoneham Mass Series 2022, 2.125% 1/15/2038	3,335,000	2,805,639
TOTAL GENERAL OBLIGATIONS		32,762,854
Health Care - 0.2%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 5.5% 7/15/2035 (d)	2,470,000	2,535,216
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.375% 7/15/2045 (d)	6,180,000	6,457,518
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	10,135,000	10,817,415
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2042	2,250,000	2,460,219
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	4,100,000	4,466,124
TOTAL HEALTH CARE		26,736,492
Special Tax - 0.1%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (f)	12,450,000	10,275,301
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2039	5,765,000	5,955,876
TOTAL SPECIAL TAX		16,231,177
Transportation - 0.1%
Massachusetts St Port Auth Rev 5% 7/1/2035 (c)	2,400,000	2,579,367
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2031 (c)	5,000,000	5,272,523
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2032 (c)	1,500,000	1,650,779
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2033 (c)	1,025,000	1,124,198
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2034 (c)	1,350,000	1,474,862
TOTAL TRANSPORTATION		12,101,729
TOTAL MASSACHUSETTS		121,652,469
Michigan - 2.5%
Education - 0.5%
Michigan St Univ Revs Series 2024A, 5% 8/15/2033	1,375,000	1,566,015
Michigan St Univ Revs Series 2024A, 5% 8/15/2035	3,000,000	3,421,539
Michigan St Univ Revs Series 2024A, 5% 8/15/2037	2,000,000	2,254,989
Michigan St Univ Revs Series 2024A, 5% 8/15/2038	2,000,000	2,245,574
Michigan St Univ Revs Series 2025A, 5% 2/15/2031	1,850,000	2,035,455
Michigan St Univ Revs Series 2025A, 5% 2/15/2032	4,030,000	4,500,734
Michigan St Univ Revs Series 2025A, 5% 2/15/2036	3,500,000	4,028,680
Michigan St Univ Revs Series 2025A, 5% 2/15/2037	4,000,000	4,572,549
Michigan St Univ Revs Series 2025A, 5% 2/15/2038	4,785,000	5,436,702
Michigan St Univ Revs Series 2025A, 5% 8/15/2031	1,500,000	1,663,143
Michigan St Univ Revs Series 2025A, 5% 8/15/2032	2,000,000	2,248,857
Michigan St Univ Revs Series 2025A, 5% 8/15/2036	1,500,000	1,720,884
Michigan St Univ Revs Series 2025A, 5% 8/15/2037	3,515,000	4,004,789
Michigan St Univ Revs Series 2025A, 5% 8/15/2038	3,165,000	3,586,443
Michigan Technological Univ Series 2021, 4% 10/1/2041	1,450,000	1,452,466
Michigan Technological Univ Series 2021, 5% 10/1/2030	1,645,000	1,776,330
Michigan Technological Univ Series 2021, 5% 10/1/2031	1,250,000	1,365,527
Michigan Technological Univ Series 2021, 5% 10/1/2032	1,250,000	1,362,538
Michigan Technological Univ Series 2021, 5% 10/1/2033	1,325,000	1,439,759
Michigan Technological Univ Series 2021, 5% 10/1/2034	1,405,000	1,521,564
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,098,683
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,098,683
Oakland Univ Mich Rev 5% 3/1/2034	1,905,000	2,082,433
Oakland Univ Mich Rev 5% 3/1/2034	1,250,000	1,366,426
Oakland Univ Mich Rev 5% 3/1/2035	2,000,000	2,174,586
Oakland Univ Mich Rev 5% 3/1/2036	2,095,000	2,268,920
Oakland Univ Mich Rev 5% 3/1/2037	2,200,000	2,370,542
Oakland Univ Mich Rev 5% 3/1/2038	2,310,000	2,478,299
Oakland Univ Mich Rev 5% 3/1/2038	1,330,000	1,426,899
Oakland Univ Mich Rev 5% 3/1/2039	2,425,000	2,592,133
Oakland Univ Mich Rev 5% 3/1/2039	1,375,000	1,469,766
University MI Univ Revs 5% 4/1/2033	1,440,000	1,607,614
TOTAL EDUCATION		74,239,521
Electric Utilities - 0.0%
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2042	1,250,000	1,338,174
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2043	1,600,000	1,707,616
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(c)	3,500,000	3,506,029
TOTAL ELECTRIC UTILITIES		6,551,819
General Obligations - 1.2%
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2030	3,300,000	3,575,387
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2031	4,950,000	5,449,688
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2032	5,650,000	6,308,476
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2033	6,020,000	6,804,806
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2034	6,355,000	7,256,527
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2036	6,340,000	7,235,240
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2037	7,815,000	8,851,353
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2038	8,255,000	9,296,421
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2041	1,575,000	1,544,957
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2042	600,000	583,505
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2031	900,000	959,639
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2033	1,075,000	1,143,115
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2033	2,760,000	3,026,405
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2034	2,895,000	3,194,805
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2035	3,040,000	3,353,769
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2036	3,195,000	3,510,239
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2037	3,355,000	3,663,021
Forest Hills MI Pub Schs 5% 5/1/2034	1,575,000	1,791,351
Forest Hills MI Pub Schs 5% 5/1/2035	1,920,000	2,204,389
Forest Hills MI Pub Schs 5% 5/1/2036	3,000,000	3,408,752
Forest Hills MI Pub Schs 5% 5/1/2037	3,050,000	3,434,103
Forest Hills MI Pub Schs 5% 5/1/2038	3,285,000	3,670,113
Forest Hills MI Pub Schs 5% 5/1/2039	2,000,000	2,226,086
Forest Hills MI Pub Schs 5% 5/1/2040	2,000,000	2,217,108
Grand Blanc MI Cmnty Schs Series 2020, 2.25% 11/1/2040 (State of Michigan Guaranteed)	2,425,000	1,843,056
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2037	1,000,000	1,131,224
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2038	1,550,000	1,742,208
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Inc Insured)	1,890,000	1,923,332
Howell MI Pub Schs 5% 5/1/2036 (State of Michigan Guaranteed)	1,300,000	1,493,290
Howell MI Pub Schs 5% 5/1/2037 (State of Michigan Guaranteed)	1,500,000	1,704,881
Howell MI Pub Schs 5% 5/1/2038 (State of Michigan Guaranteed)	2,750,000	3,108,160
Lake Orion MI Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	1,685,000	1,792,319
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	5,020,000	4,114,947
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5% 4/15/2035	2,720,000	2,735,801
Portage MI Pub Schs 5% 11/1/2027	1,215,000	1,215,867
Portage MI Pub Schs 5% 11/1/2029	3,080,000	3,082,198
Utica MI Cmnty Schs Series 2019, 5% 5/1/2030 (State of Michigan Guaranteed)	1,650,000	1,753,724
Utica MI Cmnty Schs Series 2019, 5% 5/1/2034 (State of Michigan Guaranteed)	2,450,000	2,582,917
Utica MI Cmnty Schs Series 2026, 5% 5/1/2038 (State of Michigan Guaranteed)	5,480,000	6,227,789
Utica MI Cmnty Schs Series 2026, 5% 5/1/2039 (State of Michigan Guaranteed)	7,520,000	8,465,371
Utica MI Cmnty Schs Series 2026, 5% 5/1/2040 (State of Michigan Guaranteed)	4,990,000	5,587,464
Utica MI Cmnty Schs Series 2026, 5% 5/1/2041 (State of Michigan Guaranteed)	3,500,000	3,895,478
TOTAL GENERAL OBLIGATIONS		149,109,281
Health Care - 0.3%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2033	5,065,000	5,560,188
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2034	2,530,000	2,764,018
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2035	1,445,000	1,574,129
Michigan Fin Auth Rev (Corewell Health Proj.) Series 2022, 5% 4/15/2032	8,285,000	9,184,301
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	1,775,000	1,702,101
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2026	1,270,000	1,281,180
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2028	1,940,000	2,005,223
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2028	2,040,000	2,105,701
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2033	7,410,000	8,217,446
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) Series 2026B, 5% 5/15/2034	2,890,000	3,234,370
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) Series 2026B, 5% 5/15/2036	2,715,000	3,057,092
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2028	565,000	587,320
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2029	1,000,000	1,055,632
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2030	425,000	455,313
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2031	495,000	528,493
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2032	545,000	580,097
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2033	595,000	631,819
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2034	385,000	407,565
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2035	400,000	422,298
TOTAL HEALTH CARE		45,354,286
Housing - 0.3%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2026A, 6% 12/1/2056	21,660,000	23,978,699
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,315,000	1,315,277
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	7,280,000	7,680,586
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	3,085,000	3,051,673
TOTAL HOUSING		36,026,235
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2036	2,000,000	2,226,879
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2037	2,000,000	2,212,742
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2038	2,000,000	2,201,930
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2039	2,000,000	2,193,208
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2040	620,000	674,625
TOTAL SPECIAL TAX		9,509,384
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2030	775,000	832,569
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2031	1,005,000	1,084,691
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2032	970,000	1,043,986
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2033	1,745,000	1,874,827
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	2,340,000	2,426,643
TOTAL TOBACCO BONDS		7,262,716
Transportation - 0.0%
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2029	245,000	253,217
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2030	380,000	392,460
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2031	390,000	402,433
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2029 (c)	685,000	703,151
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2030 (c)	485,000	497,491
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2031 (c)	525,000	537,901
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2033 (c)	375,000	383,094
TOTAL TRANSPORTATION		3,169,747
Water & Sewer - 0.0%
Great Lakes Sewer Auth MI Series 2022A, 5% 7/1/2033	330,000	368,400
Great Lakes Sewer Auth MI Series 2022A, 5% 7/1/2035	745,000	824,339
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2033	270,000	301,418
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2035	3,000,000	3,319,487
TOTAL WATER & SEWER		4,813,644
TOTAL MICHIGAN		336,036,633
Minnesota - 0.5%
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2033	1,875,000	2,085,059
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2034	1,500,000	1,661,360
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2035	1,210,000	1,333,460
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2032	2,120,000	2,362,123
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2033	1,780,000	1,979,416
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2034	2,685,000	2,973,834
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2035	2,820,000	3,107,733
Minnesota St Gen. Oblig. Series 2021B, 4% 9/1/2032	4,475,000	4,709,608
Minnesota St Gen. Oblig. Series 2022B, 4% 8/1/2036	11,000,000	11,408,118
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2032 (Minnesota St Guaranteed) (f)	1,015,000	842,762
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2034 (Minnesota St Guaranteed) (f)	1,280,000	978,751
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2036 (Minnesota St Guaranteed) (f)	2,590,000	1,797,732
TOTAL GENERAL OBLIGATIONS		35,239,956
Health Care - 0.2%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	2,100,000	2,100,897
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	3,945,000	4,124,914
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2038	2,270,000	2,490,255
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2039	2,000,000	2,184,234
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2040	5,000,000	5,435,976
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041	2,500,000	2,703,388
TOTAL HEALTH CARE		19,039,664
Housing - 0.1%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,278,680	5,274,517
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	1,195,000	1,179,979
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	5,110,000	5,042,397
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	1,855,000	1,996,647
TOTAL HOUSING		13,493,540
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2032 (c)	780,000	851,728
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2033 (c)	1,165,000	1,265,094
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (c)	1,135,000	1,228,346
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (c)	705,000	760,229
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2036 (c)	565,000	606,892
TOTAL TRANSPORTATION		4,712,289
TOTAL MINNESOTA		72,485,449
Mississippi - 0.3%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	6,845,000	5,907,750
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	5,340,000	5,504,039
Health Care - 0.3%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2036 (d)	850,000	780,921
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2041 (d)	1,360,000	1,163,613
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2029 (d)	2,000,000	2,043,446
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2030 (d)	2,800,000	2,873,600
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2032 (d)	3,070,000	3,153,327
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2027	1,245,000	1,255,316
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2028	500,000	513,265
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2029	510,000	532,387
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2030	595,000	629,629
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2030	500,000	529,100
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2031	1,500,000	1,584,513
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2032	1,750,000	1,845,672
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2034	1,065,000	1,118,010
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2035	2,000,000	2,096,866
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	3,025,000	3,048,997
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2034	1,435,000	1,501,923
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2038	1,675,000	1,737,332
TOTAL HEALTH CARE		26,407,917
TOTAL MISSISSIPPI		37,819,706
Missouri - 0.5%
General Obligations - 0.1%
North Kansas City MO Sch Dist No 74 2% 3/1/2036	2,000,000	1,643,913
North Kansas City MO Sch Dist No 74 2% 3/1/2037	3,670,000	2,942,962
North Kansas City MO Sch Dist No 74 2% 3/1/2038	1,795,000	1,405,724
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2034	950,000	1,033,563
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2035	1,250,000	1,356,082
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2036	1,250,000	1,351,020
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2037	1,350,000	1,453,460
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	2,000,000	2,145,413
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	2,740,000	2,930,118
TOTAL GENERAL OBLIGATIONS		16,262,255
Health Care - 0.2%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	970,000	983,873
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	2,375,000	2,396,398
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	3,530,000	3,345,544
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2029	970,000	970,000
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2030	970,000	970,000
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2031	970,000	970,000
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 4% 2/15/2034	400,000	389,469
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2030	670,000	701,519
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2031	705,000	743,306
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2030	2,395,000	2,398,282
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2032	2,645,000	2,648,437
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2032	2,150,000	2,361,423
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2033	1,850,000	2,025,361
TOTAL HEALTH CARE		20,903,612
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	420,000	423,217
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	1,585,000	1,569,920
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	4,705,000	5,249,913
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5% 11/1/2050	5,310,000	5,474,282
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	5,805,000	5,974,609
TOTAL HOUSING		18,691,941
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2040 (c)	9,950,000	9,690,346
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2033 (c)	1,600,000	1,687,431
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2030	3,660,000	3,882,708
TOTAL TRANSPORTATION		15,260,485
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2029	550,000	569,815
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2031	415,000	428,445
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2034	380,000	390,873
TOTAL WATER & SEWER		1,389,133
TOTAL MISSOURI		72,507,426
Montana - 0.1%
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2026B, 5% tender 6/1/2056 (b)	4,355,000	4,860,005
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	3,185,000	3,388,185
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 5% 7/1/2031	1,170,000	1,212,905
TOTAL HEALTH CARE		9,461,095
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	290,000	292,069
Other - 0.1%
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2032 (d)	1,160,000	976,333
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2036 (d)	3,065,000	2,257,935
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2041 (d)	4,910,000	3,408,878
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2046 (d)	3,195,000	2,152,673
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2051 (d)	2,625,000	1,685,289
TOTAL OTHER		10,481,108
TOTAL MONTANA		20,234,272
Nebraska - 1.3%
Electric Utilities - 0.7%
Nebraska Pub Pwr Dist Rev Series 2026 A, 5% 1/1/2037	1,350,000	1,547,559
Nebraska Pub Pwr Dist Rev Series 2026 A, 5% 1/1/2040	1,875,000	2,113,388
Nebraska Pub Pwr Dist Rev Series 2026 A, 5% 1/1/2041	2,235,000	2,497,738
Nebraska Pub Pwr Dist Rev Series 2026 A, 5% 1/1/2042	2,620,000	2,911,082
Nebraska Pub Pwr Dist Rev Series 2026 A, 5% 1/1/2043	1,540,000	1,703,545
Nebraska Pub Pwr Dist Rev Series 2026 B, 5% 1/1/2039	780,000	881,431
Nebraska Pub Pwr Dist Rev Series 2026 B, 5% 1/1/2040	1,155,000	1,301,847
Nebraska Pub Pwr Dist Rev Series 2026 B, 5% 1/1/2041	3,660,000	4,090,255
Nebraska Pub Pwr Dist Rev Series 2026 B, 5% 1/1/2042	3,770,000	4,188,847
Nebraska Pub Pwr Dist Rev Series 2026 B, 5% 1/1/2043	3,900,000	4,314,172
Omaha Public Power District Series 2022 A, 5% 2/1/2035	575,000	634,337
Omaha Public Power District Series 2022 A, 5% 2/1/2036	640,000	702,327
Omaha Public Power District Series 2022B, 5% 2/1/2034	1,550,000	1,717,440
Omaha Public Power District Series 2022B, 5% 2/1/2035	450,000	496,438
Omaha Public Power District Series 2026A, 5% 2/1/2038	4,355,000	4,969,645
Omaha Public Power District Series 2026A, 5% 2/1/2039	8,330,000	9,445,988
Omaha Public Power District Series 2026A, 5% 2/1/2040	8,115,000	9,160,832
Omaha Public Power District Series 2026A, 5% 2/1/2041	10,330,000	11,577,398
Omaha Public Power District Series 2026A, 5% 2/1/2042	13,440,000	14,998,361
Omaha Public Power District Series 2026A, 5% 2/1/2043	6,640,000	7,381,381
TOTAL ELECTRIC UTILITIES		86,634,011
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	7,925,000	8,310,869
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	45,000,000	48,103,925
TOTAL GENERAL OBLIGATIONS		56,414,794
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	815,000	816,952
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	575,000	574,515
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,135,000	1,136,153
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 A, 3% 9/1/2045	2,755,000	2,721,959
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2027 (c)	1,165,000	1,177,304
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2028 (c)	1,205,000	1,236,894
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2027 (c)	1,185,000	1,208,025
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2028 (c)	650,000	671,921
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2029 (c)	1,270,000	1,326,417
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2026A, 5.5% 3/1/2041	3,630,000	4,059,804
TOTAL HOUSING		14,929,944
Transportation - 0.1%
Lincoln Neb Arpt Auth Series 2021, 4% 7/1/2036 (c)	1,000,000	1,017,534
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2035 (Assured Guaranty Inc Insured) (c)	1,000,000	1,112,649
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2036 (Assured Guaranty Inc Insured) (c)	1,300,000	1,435,314
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2037 (Assured Guaranty Inc Insured) (c)	3,795,000	4,239,489
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2038 (Assured Guaranty Inc Insured) (c)	3,250,000	3,612,685
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2039 (Assured Guaranty Inc Insured) (c)	2,750,000	3,042,461
TOTAL TRANSPORTATION		14,460,132
TOTAL NEBRASKA		172,438,881
Nevada - 0.9%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	1,665,000	1,691,252
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	835,000	848,165
Washoe Cnty NV Gas & Wtr Facs (Sierra Pacific Power Co Proj.) Series 2016B, 3.625% tender 3/1/2036 (b)	2,350,000	2,377,507
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(c)	2,105,000	2,142,304
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	1,130,000	1,150,025
TOTAL ELECTRIC UTILITIES		8,209,253
General Obligations - 0.6%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2035	3,325,000	3,220,612
Clark Cnty NV School Dist 5% 6/15/2034	6,330,000	6,570,327
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2034 (Build America Mutual Assurance Co Insured)	4,195,000	4,383,889
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2035	8,000,000	8,320,792
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2033	3,400,000	3,528,768
Clark Cnty NV School Dist Series 2020A, 5% 6/15/2033 (Assured Guaranty Inc Insured)	1,090,000	1,172,812
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2040	26,300,000	23,497,659
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	24,735,000	20,891,102
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	8,055,000	7,420,082
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2042	7,680,000	6,904,605
TOTAL GENERAL OBLIGATIONS		85,910,648
Health Care - 0.0%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2028	445,000	453,230
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2030	730,000	741,669
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2032	725,000	735,546
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2034	740,000	749,563
TOTAL HEALTH CARE		2,680,008
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	515,000	518,396
Nevada Hsg Div Single Family Mtg Rev Series 2022A, 3.05% 10/1/2037	1,000,000	912,054
TOTAL HOUSING		1,430,450
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2028	1,500,000	1,553,307
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2031	2,395,000	2,536,919
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2035	1,825,000	1,910,209
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,030,447
TOTAL SPECIAL TAX		7,030,882
Transportation - 0.1%
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2035 (c)	1,000,000	1,087,684
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2036 (c)	700,000	757,008
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2037 (c)	750,000	831,779
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2038 (c)	1,525,000	1,683,090
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2039 (c)	650,000	714,095
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2040 (c)	700,000	764,122
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2041 (c)	650,000	706,958
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2042 (c)	1,110,000	1,200,492
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2043 (c)	1,110,000	1,197,342
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2044 (c)	1,430,000	1,532,335
TOTAL TRANSPORTATION		10,474,905
Water & Sewer - 0.1%
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2036	2,000,000	2,307,118
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2037	3,275,000	3,751,724
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2038	2,120,000	2,415,237
TOTAL WATER & SEWER		8,474,079
TOTAL NEVADA		124,210,225
New Hampshire - 0.6%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2028 (c)	1,000,000	1,043,866
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2029 (c)	1,025,000	1,084,992
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	1,050,000	1,131,475
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2032 (c)	1,000,000	1,082,603
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2033 (c)	1,025,000	1,111,812
TOTAL EDUCATION		5,454,748
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2036	855,000	859,071
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2037	900,000	897,768
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2038	1,000,000	989,482
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2040	1,050,000	1,017,326
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2041	1,000,000	953,040
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2027	505,000	516,214
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2034	905,000	978,743
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2035	680,000	731,503
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	1,190,000	1,227,618
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2026	4,560,000	4,581,693
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2027	4,860,000	4,881,682
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	1,940,000	1,949,020
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2030	7,070,000	7,098,199
TOTAL HEALTH CARE		26,681,359
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	8,698,013	8,839,894
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	25,318,863	24,555,732
National Fin Auth NH Hosp Rev Series 2026 1 CL A 1 Class A1, 4.25% 7/20/2041	9,124,570	8,943,255
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	10,174,983	10,118,110
TOTAL HOUSING		52,456,991
TOTAL NEW HAMPSHIRE		84,593,098
New Jersey - 4.3%
Education - 0.5%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2027 (c)	3,735,000	3,827,558
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2028 (c)	6,850,000	7,155,429
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2029 (c)	4,475,000	4,736,257
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2026 (c)	3,100,000	3,126,114
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2028 (c)	1,225,000	1,279,620
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2027 (c)	1,275,000	1,310,527
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2028 (c)	1,400,000	1,462,423
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2029 (c)	1,400,000	1,481,734
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2030 (c)	750,000	804,041
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2027 (c)	1,350,000	1,386,480
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2028 (c)	1,325,000	1,381,249
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2029 (c)	2,000,000	2,110,788
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2027 (c)	5,000,000	5,135,112
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (c)	5,500,000	5,733,486
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2029 (c)	5,500,000	5,804,667
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2032 (c)	1,850,000	2,008,801
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2033 (c)	785,000	857,880
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2028 (c)	5,500,000	5,745,235
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2029 (c)	1,180,000	1,245,365
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2030 (c)	5,000,000	5,345,401
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (c)	2,420,000	2,610,047
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2032 (c)	2,820,000	3,062,064
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2033 (c)	1,000,000	1,092,841
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Inc Insured)	1,360,000	1,385,078
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Inc Insured)	1,940,000	1,978,666
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Inc Insured)	1,455,000	1,482,712
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,820,000	1,821,958
TOTAL EDUCATION		75,371,533
Escrowed/Pre-Refunded - 0.0%
Bayonne NJ Gen. Oblig. 5% 7/1/2032 (Pre-refunded to 7/1/2026 at 100)	970,000	970,000
Bayonne NJ Gen. Oblig. 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100)	970,000	970,000
TOTAL ESCROWED/PRE-REFUNDED		1,940,000
General Obligations - 2.6%
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	2,940,000	2,660,889
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2030	2,170,000	2,296,352
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (d)	3,200,000	3,213,375
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,200,000	2,431,347
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2032	1,390,000	1,553,117
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	5,150,000	5,465,097
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	2,040,000	2,261,971
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	8,205,000	8,684,906
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	2,085,000	2,301,428
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	5,010,000	5,285,231
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	3,225,000	3,624,783
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2035	3,000,000	3,389,749
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,430,000	1,624,557
New Jersey St Gen. Oblig. 2% 6/1/2033	6,000,000	5,351,343
New Jersey St Gen. Oblig. 2% 6/1/2034	3,235,000	2,816,559
New Jersey St Gen. Oblig. 2% 6/1/2036	4,395,000	3,634,418
New Jersey St Gen. Oblig. 4% 6/1/2030	13,105,000	13,734,011
New Jersey St Gen. Oblig. 4% 6/1/2031	2,185,000	2,306,411
New Jersey St Gen. Oblig. 4% 6/1/2032	1,470,000	1,560,842
New Jersey St Gen. Oblig. 5% 6/1/2029	6,530,000	6,978,513
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (f)	13,270,000	12,730,227
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (f)	3,025,000	2,814,967
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	5,660,000	5,106,197
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (f)	1,000,000	871,304
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (Berkshire Hathaway Assurance Corp Insured) (f)	2,535,000	2,214,577
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (f)	10,960,000	9,549,487
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (f)	5,200,000	4,370,631
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (f)	6,490,000	5,097,780
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (f)	13,220,000	9,990,673
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (f)	5,165,000	3,360,757
New Jersey Trans Trust Fund Auth 4% 6/15/2034	2,510,000	2,579,752
New Jersey Trans Trust Fund Auth 4% 6/15/2036	2,500,000	2,544,144
New Jersey Trans Trust Fund Auth 4% 6/15/2036	1,550,000	1,574,820
New Jersey Trans Trust Fund Auth 4% 6/15/2037	2,150,000	2,171,666
New Jersey Trans Trust Fund Auth 5% 12/15/2028	4,270,000	4,515,489
New Jersey Trans Trust Fund Auth 5% 12/15/2030	885,000	950,064
New Jersey Trans Trust Fund Auth 5% 12/15/2033	1,575,000	1,678,266
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,660,000	5,941,624
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,555,000	1,740,041
New Jersey Trans Trust Fund Auth 5% 6/15/2035	3,300,000	3,760,170
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,000,000	2,220,570
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,010,000	2,169,370
New Jersey Trans Trust Fund Auth 5% 6/15/2036	4,280,000	4,844,223
New Jersey Trans Trust Fund Auth 5% 6/15/2036	2,270,000	2,437,665
New Jersey Trans Trust Fund Auth 5% 6/15/2037	6,000,000	6,741,548
New Jersey Trans Trust Fund Auth 5% 6/15/2037	1,030,000	1,130,924
New Jersey Trans Trust Fund Auth 5% 6/15/2038	1,930,000	2,056,128
New Jersey Trans Trust Fund Auth 5% 6/15/2039	6,000,000	6,659,906
New Jersey Trans Trust Fund Auth 5% 6/15/2040	6,000,000	6,623,707
New Jersey Trans Trust Fund Auth 5% 6/15/2041	5,000,000	5,482,973
New Jersey Trans Trust Fund Auth 5.25% 6/15/2032	1,450,000	1,636,324
New Jersey Trans Trust Fund Auth 5.25% 6/15/2036	1,450,000	1,622,344
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	21,745,000	24,220,969
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	1,600,000	1,678,157
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2033	6,395,000	6,695,768
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	4,640,000	4,850,920
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	2,770,000	3,002,207
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	7,210,000	7,935,109
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	5,145,000	5,736,212
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	13,115,000	14,565,053
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	19,670,000	21,697,476
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	10,915,000	11,974,147
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	2,000,000	2,099,914
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,500,000	2,670,945
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,490,000	2,660,261
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2030	3,000,000	3,253,027
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	4,500,000	4,953,364
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	3,430,000	3,775,564
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,805,000	4,234,026
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,120,000	3,471,790
TOTAL GENERAL OBLIGATIONS		337,838,126
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	1,435,000	1,115,555
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)	1,495,015	1,056,858
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	440,000	441,478
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2033	1,465,000	1,469,904
TOTAL HEALTH CARE		4,083,795
Housing - 0.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 6.5% 4/1/2056	11,905,000	13,269,657
Special Tax - 0.1%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2036 (Assured Guaranty Inc Insured)	1,500,000	1,673,594
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2037 (Assured Guaranty Inc Insured)	2,250,000	2,495,169
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2038 (Assured Guaranty Inc Insured)	2,250,000	2,481,646
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2039 (Assured Guaranty Inc Insured)	1,575,000	1,728,547
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2040 (Assured Guaranty Inc Insured)	1,500,000	1,637,210
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2041 (Assured Guaranty Inc Insured)	1,300,000	1,412,536
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2042 (Assured Guaranty Inc Insured)	1,700,000	1,838,266
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2036 (Assured Guaranty Inc Insured)	525,000	585,758
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2038 (Assured Guaranty Inc Insured)	750,000	827,215
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2039 (Assured Guaranty Inc Insured)	600,000	658,494
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2040 (Assured Guaranty Inc Insured)	890,000	971,412
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2041 (Assured Guaranty Inc Insured)	950,000	1,032,238
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2042 (Assured Guaranty Inc Insured)	1,200,000	1,297,599
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2043 (Assured Guaranty Inc Insured)	825,000	888,005
TOTAL SPECIAL TAX		19,527,689
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	8,580,000	8,449,579
Transportation - 0.9%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	1,125,000	1,126,629
New Jersey Turnpike Authority 4% 1/1/2035	5,670,000	6,067,506
New Jersey Turnpike Authority 5% 1/1/2028	13,640,000	14,164,577
New Jersey Turnpike Authority 5% 1/1/2028	2,330,000	2,376,833
New Jersey Turnpike Authority 5% 1/1/2029 (e)	2,070,000	2,156,559
New Jersey Turnpike Authority 5% 1/1/2030	13,780,000	14,851,789
New Jersey Turnpike Authority 5% 1/1/2031 (e)	2,755,000	2,966,695
New Jersey Turnpike Authority 5% 1/1/2032	10,775,000	11,988,880
New Jersey Turnpike Authority 5% 1/1/2033 (e)	4,000,000	4,418,749
New Jersey Turnpike Authority 5% 1/1/2034	6,805,000	7,756,032
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	10,735,000	11,788,198
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	11,280,000	12,372,766
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2032	2,000,000	2,225,314
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033	970,000	1,093,438
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034	2,420,000	2,758,207
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2030	11,955,000	12,884,843
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2031	11,750,000	12,881,275
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2035	2,990,000	3,436,426
TOTAL TRANSPORTATION		127,314,716
TOTAL NEW JERSEY		587,795,095
New Jersey,New York - 0.8%
Transportation - 0.8%
Port Auth NY & NJ 5% 1/15/2033 (c)	2,000,000	2,214,392
Port Auth NY & NJ 5% 1/15/2034 (c)	3,485,000	3,868,121
Port Auth NY & NJ 5% 1/15/2035 (c)	2,000,000	2,207,382
Port Auth NY & NJ 5% 1/15/2036 (c)	1,000,000	1,095,918
Port Auth NY & NJ 5% 1/15/2037 (c)	1,000,000	1,083,321
Port Auth NY & NJ 5% 1/15/2039 (c)	2,390,000	2,571,830
Port Auth NY & NJ 5% 1/15/2040 (c)	5,000,000	5,358,242
Port Auth NY & NJ 5% 1/15/2041 (c)	6,350,000	6,762,596
Port Auth NY & NJ 5% 1/15/2042 (c)	4,100,000	4,345,569
Port Auth NY & NJ 5% 10/15/2030 (c)	1,475,000	1,596,145
Port Auth NY & NJ 5% 10/15/2031 (c)	7,000,000	7,665,118
Port Auth NY & NJ 5% 10/15/2032 (c)	6,535,000	7,229,265
Port Auth NY & NJ Series 223, 4% 7/15/2039 (c)	2,175,000	2,157,371
Port Auth NY & NJ Series 226, 5% 10/15/2033 (c)	1,350,000	1,462,969
Port Auth NY & NJ Series 227, 2% 10/1/2033 (c)	19,565,000	17,210,004
Port Auth NY & NJ Series 231, 5% 8/1/2033 (c)	12,500,000	13,706,426
Port Auth NY & NJ Series 231, 5% 8/1/2034 (c)	7,095,000	7,740,484
Port Auth NY & NJ Series 238, 5% 7/15/2039 (c)	3,150,000	3,403,666
Port Auth NY & NJ Series 242, 5% 12/1/2036 (c)	1,750,000	1,928,730
Port Auth NY & NJ Series 242, 5% 12/1/2037 (c)	2,200,000	2,395,151
Port Auth NY & NJ Series 242, 5% 12/1/2038 (c)	2,000,000	2,170,932
Port Auth NY & NJ Series 242, 5% 12/1/2039 (c)	4,150,000	4,489,877
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (c)	1,080,000	1,130,801
TOTAL NEW JERSEY,NEW YORK		103,794,310
New Mexico - 0.5%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	45,315,000	48,187,559
Housing - 0.1%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2026C, 4.7% 9/1/2051	1,505,000	1,511,214
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	1,055,000	1,055,930
New Mexico Mtg Fin Auth Series 2026C, 4.65% 9/1/2046	6,500,000	6,551,598
New Mexico Mtg Fin Auth Series 2026C, 4.75% 9/1/2056	7,900,000	8,006,743
TOTAL HOUSING		17,125,485
TOTAL NEW MEXICO		65,313,044
New York - 5.6%
Education - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2032	1,810,000	1,743,835
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2033	900,000	856,904
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2034	255,000	239,958
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	1,840,000	1,927,956
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2032	1,250,000	1,352,822
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2034	2,300,000	2,477,137
TOTAL EDUCATION		8,598,612
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	9,325,000	9,293,625
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2035	800,000	888,449
TOTAL ELECTRIC UTILITIES		10,182,074
Escrowed/Pre-Refunded - 0.0%
New York State Dormitory Authority Series 2021E, 5% 3/15/2036 (Pre-refunded to 3/15/2032 at 100)	5,000	5,612
General Obligations - 0.7%
City of New York NY Gen. Oblig. 5% 2/1/2037	715,000	815,405
City of New York NY Gen. Oblig. 5% 2/1/2038	2,000,000	2,262,049
City of New York NY Gen. Oblig. 5% 2/1/2039	3,250,000	3,657,730
City of New York NY Gen. Oblig. 5% 2/1/2040	3,500,000	3,920,697
City of New York NY Gen. Oblig. 5% 2/1/2041	3,205,000	3,563,398
City of New York NY Gen. Oblig. 5% 2/1/2042	4,000,000	4,420,396
City of New York NY Gen. Oblig. 5% 8/1/2033	2,000,000	2,149,342
City of New York NY Gen. Oblig. 5% 8/1/2034	1,750,000	1,932,395
City of New York NY Gen. Oblig. 5% 8/1/2035	2,250,000	2,475,893
City of New York NY Gen. Oblig. 5% 8/1/2036	1,570,000	1,719,654
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2033	2,500,000	2,686,677
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5% 5/1/2035	1,540,000	1,690,493
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2034	5,000,000	5,680,653
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	6,000,000	6,772,019
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	7,315,000	8,305,322
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	2,075,000	2,032,003
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	33,080,000	34,178,491
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 5% 7/15/2037	2,000,000	2,074,572
TOTAL GENERAL OBLIGATIONS		90,337,189
Health Care - 0.0%
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,013,083
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2035 (Assured Guaranty Inc Insured)	1,500,000	1,514,822
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (d)	1,360,000	1,244,519
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	2,155,000	1,785,767
TOTAL HEALTH CARE		5,558,191
Housing - 0.9%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	2,890,000	2,913,315
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	23,055,000	23,219,590
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	38,285,000	38,745,308
New York City Housing Development Corp Series 2026E 2, 3.125% tender 11/1/2065 (b)	6,420,000	6,434,697
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) 1.1% tender 11/1/2061 (b)	9,880,000	9,678,064
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 C2, 3.8% tender 11/1/2062 (b)	1,670,000	1,670,673
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 E 2, 3.875% tender 11/1/2063 (b)	3,095,000	3,096,599
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	18,545,000	18,552,620
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.25% 11/1/2036	2,305,000	1,955,489
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	9,820,000	9,946,204
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	465,000	463,844
TOTAL HOUSING		116,676,403
Industrial Development - 0.2%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	12,380,000	12,381,517
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	11,925,000	11,926,236
TOTAL INDUSTRIAL DEVELOPMENT		24,307,753
Resource Recovery - 0.0%
New York St Env Fac Corp Swdr (Waste Management Inc Del Proj.) Series 2012, 2.95% tender 5/1/2030 (b)(c)	8,750,000	8,749,489
Special Tax - 2.0%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2032	3,885,000	3,936,809
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2035	7,285,000	7,374,014
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2034	1,295,000	1,478,338
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2035	5,000,000	5,713,506
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2035	4,000,000	4,590,547
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2036	2,500,000	2,832,731
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2030	7,500,000	8,178,544
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2031	14,555,000	16,105,252
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2035	14,910,000	17,037,675
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB D 1, 5% 11/1/2039	6,005,000	6,732,792
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB D 1, 5% 11/1/2040	2,500,000	2,787,577
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2041	1,490,000	1,655,184
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2042	8,250,000	9,139,442
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2043	5,500,000	6,078,889
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026C, 5% 11/1/2039	9,565,000	10,724,256
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026C, 5% 11/1/2040	8,000,000	8,920,247
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2032	9,175,000	9,532,098
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2035	7,520,000	7,815,343
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2036	1,000,000	1,092,070
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	3,300,000	3,434,748
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2035	8,400,000	8,729,905
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2036	6,555,000	6,802,003
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2036	1,075,000	1,099,917
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2035	3,000,000	3,091,074
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2036	8,615,000	8,814,687
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 D SUB D1, 5% 11/1/2034	5,910,000	6,496,467
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2037	10,335,000	11,375,881
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2040	9,325,000	10,109,187
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2032	13,810,000	14,347,510
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	10,000,000	10,183,811
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020 A, 4% 3/15/2034	3,055,000	3,144,746
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2033	3,825,000	4,260,933
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2036	9,140,000	10,044,886
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	2,640,000	2,840,489
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2039	3,000,000	3,340,675
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	11,720,000	12,880,313
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,500,000	5,553,968
New York State Urban Development Corp (New York State Pit Proj.) 5% 3/15/2036	7,610,000	8,212,144
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2034	7,250,000	8,090,409
NY Mta Dedicated Tax Fund Series 2022A, 5% 11/15/2034	735,000	818,697
NY Payroll Mobility Tax 4% 11/15/2033	1,430,000	1,519,201
NY Payroll Mobility Tax 4% 11/15/2034	285,000	300,647
NY Payroll Mobility Tax 5% 11/15/2034	1,070,000	1,208,890
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2040	835,000	914,826
TOTAL SPECIAL TAX		279,341,328
Transportation - 1.6%
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (f)	10,105,000	7,853,369
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	1,900,000	1,975,497
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2033	6,725,000	6,962,540
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2026	5,975,000	6,024,450
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	4,435,000	4,586,179
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	4,315,000	4,486,460
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2033	6,955,000	7,201,950
Metropolitan Transn Auth NY Rv Series 2020 D, 5% 11/15/2043	2,500,000	2,602,417
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	2,000,000	2,030,319
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2041	1,100,000	1,244,675
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2042	1,500,000	1,690,047
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2043	1,670,000	1,868,961
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2034 (c)	2,500,000	2,550,959
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (c)	8,000,000	8,175,570
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2035 (c)	11,390,000	11,904,836
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (c)	25,450,000	28,420,571
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (c)	1,220,000	1,270,318
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2030 (c)	2,400,000	2,557,560
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (c)	1,800,000	1,901,629
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2039	1,350,000	1,350,099
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2040	1,500,000	1,485,643
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	950,000	998,682
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	950,000	1,015,280
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	750,000	813,977
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2031	950,000	1,030,040
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2032	1,125,000	1,216,645
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	2,640,000	2,847,191
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2034	1,600,000	1,721,805
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2035	1,500,000	1,609,083
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2036	1,700,000	1,817,083
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2037	1,755,000	1,869,446
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2038	1,500,000	1,593,261
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	8,980,000	9,206,179
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (c)	2,400,000	2,498,986
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	13,205,000	14,306,125
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (c)	9,440,000	10,188,139
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	10,315,000	11,086,627
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	5,155,000	5,516,355
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	3,515,000	3,742,715
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (c)	9,375,000	9,935,048
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2037 (c)	2,470,000	2,659,025
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2038 (c)	3,125,000	3,349,630
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2041 (c)	2,250,000	2,381,856
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (c)	8,155,000	8,158,277
TOTAL TRANSPORTATION		207,705,504
Water & Sewer - 0.1%
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2037	6,315,000	7,246,851
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2038	5,205,000	6,168,694
TOTAL WATER & SEWER		13,415,545
TOTAL NEW YORK		764,877,700
Non-state Specific - 0.2%
Housing - 0.2%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (b)	22,181,789	23,273,945
North Carolina - 0.8%
Education - 0.2%
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2032	1,000,000	1,037,045
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2034	1,800,000	1,852,128
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2027	400,000	406,791
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2028	415,000	430,577
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2029	525,000	554,637
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2030	560,000	600,856
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2030 (c)	1,110,000	1,181,989
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2031 (c)	2,450,000	2,638,801
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2032 (c)	2,750,000	2,986,138
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2033 (c)	2,750,000	3,002,701
North Carolina St Univ NC Rlgh Series 2020 A, 2.375% 10/1/2044	12,520,000	9,469,850
TOTAL EDUCATION		24,161,513
General Obligations - 0.2%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	4,025,000	3,573,306
Charlotte NC Gen. Oblig. 2% 6/1/2036	2,190,000	1,891,843
Charlotte NC Gen. Oblig. 2% 6/1/2037	2,500,000	2,109,152
Forsyth Cnty NC Gen. Oblig. 1.625% 3/1/2034	2,815,000	2,391,659
Iredell Cnty NC Series 2025, 5% 4/1/2036	3,930,000	4,553,495
Johnston Cnty NC 2% 2/1/2037	1,065,000	894,620
Moore Cnty NC Ltd Oblig 2% 6/1/2035	2,385,000	2,050,921
Moore Cnty NC Ltd Oblig 2% 6/1/2037	2,390,000	1,956,488
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	5,475,000	5,238,090
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2035	2,095,000	2,438,596
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2036	2,300,000	2,660,738
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2037	1,500,000	1,717,168
TOTAL GENERAL OBLIGATIONS		31,476,076
Health Care - 0.0%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	165,000	166,366
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	4,430,000	4,665,406
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,125,000	1,761,857
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5% 10/1/2034	1,340,000	1,462,805
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5% 10/1/2035	565,000	614,763
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.25% 10/1/2037	435,000	473,267
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.25% 10/1/2038	1,360,000	1,473,900
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.25% 10/1/2040	755,000	810,514
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5% 9/1/2034	900,000	958,710
TOTAL HEALTH CARE		12,387,588
Housing - 0.3%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 3.75% 7/1/2052	6,080,000	6,116,672
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	4,505,000	4,835,496
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 57 A, 6.25% 1/1/2056	7,975,000	8,898,871
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 58 A, 6.5% 1/1/2056	6,000,000	6,799,552
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	3,715,000	4,195,665
TOTAL HOUSING		30,846,256
Transportation - 0.1%
Charlotte NC Arpt Rev Series 2019A, 3% 7/1/2035	1,225,000	1,164,412
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	1,500,000	1,526,988
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2028 (c)	1,875,000	1,947,153
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2029 (c)	1,500,000	1,584,678
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2030 (c)	1,320,000	1,416,800
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2031 (c)	1,350,000	1,443,383
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2032 (c)	1,100,000	1,173,444
TOTAL TRANSPORTATION		10,256,858
TOTAL NORTH CAROLINA		109,128,291
North Dakota - 0.1%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 3% 12/1/2039 (Assured Guaranty Inc Insured)	4,360,000	3,783,974
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	1,250,000	1,194,693
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2040	5,675,000	5,309,020
TOTAL HEALTH CARE		10,287,687
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	2,570,000	2,540,101
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 4% 1/1/2053	5,295,000	5,352,670
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	1,585,000	1,706,232
TOTAL HOUSING		9,599,003
TOTAL NORTH DAKOTA		19,886,690
Ohio - 1.9%
Education - 0.1%
Miami Univ. OH Series 2020A, 5% 9/1/2030	140,000	152,665
Miami Univ. OH Series 2020A, 5% 9/1/2031	950,000	1,032,127
Miami Univ. OH Series 2020A, 5% 9/1/2033	1,770,000	1,914,453
Miami Univ. OH Series 2020A, 5% 9/1/2034	2,500,000	2,695,534
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2034	35,000	36,351
University Cincinnati OH Gen Series 2024D, 5% 6/1/2036	3,405,000	3,806,395
University Cincinnati OH Gen Series 2024D, 5% 6/1/2037	1,625,000	1,806,831
Youngstown St Univ Ohio Gen Rcpts Series 2021, 3% 12/15/2033 (Assured Guaranty Inc Insured)	1,930,000	1,863,683
TOTAL EDUCATION		13,308,039
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2017A, 5% 2/15/2036	5,000,000	5,143,946
American Mun Pwr Rev Series 2021A, 4% 2/15/2036	4,045,000	4,134,169
American Mun Pwr Rev Series 2021A, 4% 2/15/2037	3,000,000	3,049,921
American Mun Pwr Rev Series 2021A, 4% 2/15/2038	235,000	237,756
American Mun Pwr Rev Series 2021A, 5% 2/15/2033	2,750,000	2,993,371
American Mun Pwr Rev Series 2021A, 5% 2/15/2034	4,000,000	4,342,909
American Mun Pwr Rev Series 2021A, 5% 2/15/2035	2,715,000	2,939,386
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (c)	13,000,000	13,114,020
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (c)	5,355,000	5,397,501
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005D, 3.7% 10/1/2028 (c)	7,500,000	7,566,070
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	4,590,000	4,630,082
TOTAL ELECTRIC UTILITIES		53,549,131
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH Series 2020, 4% 11/15/2034 (Pre-refunded to 11/15/2030 at 100)	970,000	1,019,807
Akron Bath Copley Hsp Dist OH Series 2020, 4% 11/15/2035 (Pre-refunded to 11/15/2030 at 100)	1,000,000	1,051,347
Akron Bath Copley Hsp Dist OH Series 2020, 4% 11/15/2036 (Pre-refunded to 11/15/2030 at 100)	1,000,000	1,051,347
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2032 (Pre-refunded to 11/15/2030 at 100)	700,000	764,593
Ohio St Hosp Rev Series 2024 A, 5% 1/1/2035 (Pre-refunded to 10/1/2034 at 100)	450,000	513,153
TOTAL ESCROWED/PRE-REFUNDED		4,400,247
General Obligations - 0.0%
State of Ohio Gen. Oblig. Series 2021 A, 5% 6/15/2033	2,300,000	2,533,377
Health Care - 0.7%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2029	2,290,000	2,445,742
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2030	2,290,000	2,469,797
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	2,640,000	2,641,004
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	2,770,000	2,770,828
Franklin Cnty OH Hosp Facs Rev (Nationwide Children's Hospital Proj.) Series 2016 C, 5% 11/1/2026	2,040,000	2,055,098
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2031	1,000,000	1,039,195
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2032	1,000,000	1,037,477
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2033	1,000,000	1,035,953
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2026	560,000	560,804
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	1,540,000	1,543,057
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2044	6,580,000	6,580,481
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	4,500,000	4,361,514
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	5,475,000	5,455,658
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2029	15,990,000	16,893,188
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	16,390,000	16,593,810
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	2,495,000	2,523,368
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2029	4,855,000	5,026,419
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	2,250,000	2,252,314
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	2,300,000	2,357,096
TOTAL HEALTH CARE		79,642,803
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	340,000	343,385
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	5,490,000	5,976,784
TOTAL HOUSING		6,320,169
Special Tax - 0.4%
Cleveland Ohio Income Tax Rev Series 2021 A 1, 3% 10/1/2038	1,205,000	1,093,685
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2037	390,000	434,461
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2038	7,160,000	7,938,785
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2039	10,000,000	11,039,444
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2040	5,375,000	5,904,675
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2041	5,785,000	6,321,864
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2042	12,000,000	13,051,075
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2033	2,000,000	2,125,786
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2035	1,000,000	1,058,068
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2036	1,180,000	1,244,192
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	970,000	978,852
Port of Gtr Cincinnati Dev Auth OH Spl Oblig Dev Rev Series 2026, 5% 3/1/2041 (d)	840,000	842,121
Port of Gtr Cincinnati Dev Auth OH Spl Oblig Dev Rev Series 2026, 5.625% 3/1/2046 (d)	1,060,000	1,075,615
TOTAL SPECIAL TAX		53,108,623
Tobacco Bonds - 0.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,290,000	2,402,149
Transportation - 0.2%
Columbus OH Regl Arpt Au Rev 5% 1/1/2035 (c)	3,000,000	3,320,217
Columbus OH Regl Arpt Au Rev 5% 1/1/2036 (c)	3,715,000	4,088,385
Columbus OH Regl Arpt Au Rev 5% 1/1/2037 (c)	8,200,000	8,966,836
Columbus OH Regl Arpt Au Rev 5% 1/1/2038 (c)	12,000,000	13,045,001
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	2,860,000	3,143,563
TOTAL TRANSPORTATION		32,564,002
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	1,175,000	1,058,528
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2038	2,505,000	2,666,753
Ohio Water Development Authority 5% 12/1/2040	1,065,000	1,164,374
Ohio Water Development Authority Series 2024 B, 5% 12/1/2032	605,000	684,274
Ohio Water Development Authority Series 2024 B, 5% 12/1/2033	875,000	1,001,396
Ohio Water Development Authority Series 2024 B, 5% 12/1/2034	1,000,000	1,154,849
Ohio Water Development Authority Series 2024 B, 5% 6/1/2032	570,000	640,405
Ohio Water Development Authority Series 2024 B, 5% 6/1/2033	500,000	569,053
Ohio Water Development Authority Series 2024 B, 5% 6/1/2034	605,000	695,456
TOTAL WATER & SEWER		9,635,088
TOTAL OHIO		257,463,628
Oklahoma - 0.4%
Education - 0.1%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2033	2,645,000	2,595,499
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2034	2,755,000	2,681,727
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	540,000	540,394
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2027	680,000	689,993
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2028	725,000	741,953
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2029	755,000	778,058
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2030	1,370,000	1,408,764
TOTAL EDUCATION		9,436,388
General Obligations - 0.2%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2026	2,015,000	2,020,729
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,113,968
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2034 (Build America Mutual Assurance Co Insured)	1,750,000	1,972,747
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2035 (Build America Mutual Assurance Co Insured)	1,650,000	1,860,299
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2036 (Build America Mutual Assurance Co Insured)	1,250,000	1,403,629
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,114,477
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2030	1,075,000	1,169,785
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2033	1,500,000	1,699,725
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2034	525,000	600,360
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2032	6,325,000	7,004,373
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2033	2,500,000	2,800,228
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2034	1,000,000	1,130,548
TOTAL GENERAL OBLIGATIONS		23,890,868
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	990,000	1,080,562
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	1,140,000	1,267,638
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2025 C, 4.95% 9/1/2045	1,690,000	1,755,098
TOTAL HOUSING		4,103,298
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2026	1,455,000	1,457,574
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2027	1,155,000	1,157,102
TOTAL SPECIAL TAX		2,614,676
Transportation - 0.1%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2036	3,000,000	3,435,370
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2037	4,500,000	5,120,079
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2037	3,000,000	3,452,549
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2040	2,250,000	2,539,185
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2041	2,000,000	2,241,686
TOTAL TRANSPORTATION		16,788,869
TOTAL OKLAHOMA		56,834,099
Oregon - 1.5%
General Obligations - 0.1%
Clackamas Cnty OR Sch Dist No 62 Series 2025A, 0% 6/15/2031 (Oregon St Guaranteed) (f)	1,000,000	860,360
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2037	1,195,000	936,203
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2033 (Oregon St Guaranteed)	1,000,000	985,252
Oregon St Gen. Oblig. 5% 8/1/2036	1,500,000	1,734,699
Oregon St Gen. Oblig. 5% 8/1/2037	1,455,000	1,666,008
Oregon St Gen. Oblig. 5% 8/1/2038	2,125,000	2,416,382
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2038 (c)	1,225,000	1,338,883
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2039 (c)	1,200,000	1,304,916
Umatilla OR Gen. Oblig. Series 2026 B, 0% 6/1/2039 (f)	2,000,000	1,152,388
Umatilla OR Gen. Oblig. Series 2026 B, 0% 6/1/2040 (f)	2,435,000	1,329,435
Umatilla OR Gen. Oblig. Series 2026 B, 0% 6/1/2042 (f)	1,305,000	635,228
Umatilla OR Gen. Oblig. Series 2026 B, 0% 6/1/2043 (f)	2,625,000	1,203,356
Umatilla OR Gen. Oblig. Series 2026 B, 0% 6/1/2044 (f)	2,880,000	1,236,032
Umatilla OR Gen. Oblig. Series 2026 B, 0% 6/1/2045 (f)	3,145,000	1,259,102
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2030 (Oregon St Guaranteed)	2,915,000	2,981,968
TOTAL GENERAL OBLIGATIONS		21,040,212
Health Care - 0.3%
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2034	8,370,000	9,156,457
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2035	1,400,000	1,520,330
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2036	1,755,000	1,890,487
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2038	2,000,000	2,169,620
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2041	1,525,000	1,626,873
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2042	1,375,000	1,460,826
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2043	1,455,000	1,540,019
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2044	1,375,000	1,446,174
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	12,940,000	13,880,980
TOTAL HEALTH CARE		34,691,766
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	2,630,000	2,300,333
Special Tax - 0.0%
Oregon St Dept Admin Lottery 5% 4/1/2038	1,000,000	1,136,552
Transportation - 1.1%
Port of Portland Arpt Rev 4% 7/1/2035 (c)	3,000,000	3,029,906
Port of Portland Arpt Rev 4% 7/1/2039 (c)	2,545,000	2,524,998
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,300,000	1,300,000
Port of Portland Arpt Rev 5% 7/1/2027 (c)	1,090,000	1,115,890
Port of Portland Arpt Rev 5% 7/1/2029	1,155,000	1,204,241
Port of Portland Arpt Rev 5% 7/1/2029	1,000,000	1,047,824
Port of Portland Arpt Rev 5% 7/1/2033	785,000	847,680
Port of Portland Arpt Rev 5% 7/1/2036 (c)	8,655,000	9,149,119
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2034 (c)	5,500,000	6,153,619
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2035 (c)	11,655,000	12,975,284
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2036 (c)	9,075,000	10,044,775
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2037 (c)	12,175,000	13,355,058
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2034 (c)	1,725,000	1,929,999
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2035 (c)	3,835,000	4,269,431
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2036 (c)	3,655,000	4,045,582
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2037 (c)	4,230,000	4,639,991
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2031 (c)	1,000,000	1,009,341
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2032 (c)	2,795,000	2,820,212
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2030 (c)	12,085,000	12,985,590
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2031 (c)	12,035,000	13,090,748
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2033 (c)	9,960,000	11,061,458
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (c)	2,730,000	3,018,367
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2038 (c)	2,680,000	2,893,348
Port of Portland Arpt Rev Series TWENTY NINE, 5.25% 7/1/2040 (c)	19,745,000	21,533,697
TOTAL TRANSPORTATION		146,046,158
TOTAL OREGON		205,215,021
Pennsylvania - 2.7%
Education - 0.3%
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2036	825,000	832,195
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2037	1,000,000	1,003,776
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2038	1,050,000	1,050,833
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2040	2,115,000	2,089,105
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (g)(h)	2,445,000	614,428
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (g)(h)	5,005,000	1,257,757
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (g)(h)	5,575,000	1,400,998
Northampton Cnty PA Gen Purp Ath (Lehigh Univ, PA Proj.) Series 2024 A, 5% 11/15/2034	7,605,000	8,762,476
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2029 (c)	3,800,000	3,964,565
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2030 (c)	8,600,000	9,069,740
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2031 (c)	4,900,000	5,207,015
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2030 (c)	2,365,000	2,493,292
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2032 (c)	2,000,000	2,137,844
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2033 (c)	1,875,000	2,016,906
Pennsylvania St Univ Series 2023, 5% 9/1/2038	750,000	832,838
Pennsylvania St Univ Series 2023, 5% 9/1/2039	750,000	829,757
Pennsylvania St Univ Series 2023, 5% 9/1/2040	1,500,000	1,652,612
TOTAL EDUCATION		45,216,137
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2041 (Assured Guaranty Inc Insured)	2,330,000	2,636,070
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2043 (Assured Guaranty Inc Insured)	3,750,000	4,197,903
TOTAL ELECTRIC UTILITIES		6,833,973
Escrowed/Pre-Refunded - 0.0%
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2028 (Pre-refunded to 12/1/2026 at 100)	835,000	842,888
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2033 (Pre-refunded to 12/1/2026 at 100)	895,000	903,454
TOTAL ESCROWED/PRE-REFUNDED		1,746,342
General Obligations - 0.6%
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	16,970,000	17,017,355
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	25,255,000	25,360,543
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2027	1,500,000	1,520,519
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2028	2,250,000	2,336,673
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2029	2,425,000	2,565,858
Philadelphia PA Sch Dist 5% 9/1/2029	3,070,000	3,273,862
Philadelphia PA Sch Dist 5% 9/1/2033	11,245,000	11,902,655
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	3,675,000	3,884,986
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2028	5,265,000	5,315,714
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2033	3,405,000	3,432,258
TOTAL GENERAL OBLIGATIONS		76,610,423
Health Care - 0.3%
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5% 7/1/2031 (d)	1,415,000	1,492,454
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,385,000	1,370,263
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	1,495,000	1,469,213
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	4,670,000	4,484,624
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	7,560,000	7,023,184
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	3,490,000	3,086,680
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2030	1,250,000	1,316,625
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	2,500,000	2,627,401
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2033	1,370,000	1,432,332
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,045,000	1,099,699
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2042	3,000,000	3,113,755
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2028	1,215,000	1,247,733
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2030	2,090,000	2,142,959
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 2.85% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	5,000,000	5,000,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2038	2,890,000	3,011,257
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2034	1,630,000	1,832,073
TOTAL HEALTH CARE		41,750,252
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.35% 10/1/2040	1,250,000	1,016,579
Resource Recovery - 0.1%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 2.95% tender 8/1/2045 (b)(c)	12,450,000	12,449,273
Special Tax - 0.1%
Southeastern PA Transn Auth Rev 5% 6/1/2033	1,000,000	1,116,903
Southeastern PA Transn Auth Rev 5% 6/1/2034	1,000,000	1,110,943
Southeastern PA Transn Auth Rev 5% 6/1/2035	1,750,000	1,932,751
Southeastern PA Transn Auth Rev 5% 6/1/2036	2,500,000	2,747,345
TOTAL SPECIAL TAX		6,907,942
Transportation - 1.2%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (c)	3,635,000	3,871,110
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2034 (Assured Guaranty Inc Insured) (c)	1,730,000	1,882,824
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2035 (Assured Guaranty Inc Insured) (c)	2,000,000	2,167,603
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2036 (Assured Guaranty Inc Insured) (c)	1,000,000	1,104,871
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2037 (Assured Guaranty Inc Insured) (c)	1,000,000	1,099,289
Pennsylvania Turnpike Commission 4% 12/1/2038	1,040,000	1,055,978
Pennsylvania Turnpike Commission 5% 12/1/2029	1,455,000	1,504,616
Pennsylvania Turnpike Commission 5% 12/1/2033	5,465,000	6,192,281
Pennsylvania Turnpike Commission 5% 12/1/2033	4,350,000	4,928,897
Pennsylvania Turnpike Commission 5% 12/1/2034	3,250,000	3,711,814
Pennsylvania Turnpike Commission 5% 12/1/2034	3,125,000	3,569,052
Pennsylvania Turnpike Commission 5% 12/1/2034	970,000	998,094
Pennsylvania Turnpike Commission 5% 12/1/2036	2,850,000	3,249,586
Pennsylvania Turnpike Commission 5% 12/1/2037	1,300,000	1,412,273
Pennsylvania Turnpike Commission 5% 12/1/2038	4,500,000	5,057,127
Pennsylvania Turnpike Commission 5% 12/1/2038	4,100,000	4,607,605
Pennsylvania Turnpike Commission 5% 12/1/2039	3,250,000	3,636,788
Pennsylvania Turnpike Commission 5% 12/1/2039	2,350,000	2,629,678
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	2,095,000	2,306,914
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2034	1,750,000	1,920,515
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2035	1,750,000	1,914,129
Pennsylvania Turnpike Commission Series 2026, 5% 12/1/2041	5,000,000	5,577,878
Pennsylvania Turnpike Commission Series 2026, 5% 12/1/2042	5,420,000	6,019,811
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2039	6,320,000	7,092,304
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2041	2,370,000	2,643,914
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2042	2,400,000	2,665,599
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (i)	755,000	764,898
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2033 (i)	1,215,000	1,274,103
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2032	3,205,000	3,577,223
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2033	12,980,000	14,560,757
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2034	5,325,000	5,938,052
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2035	1,425,000	1,589,468
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2041	3,700,000	4,050,426
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2042	5,000,000	5,458,745
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	2,950,000	2,950,000
Philadelphia PA Airport Rev 5% 7/1/2029 (c)	1,200,000	1,224,263
Philadelphia PA Airport Rev 5% 7/1/2030 (c)	1,720,000	1,754,006
Philadelphia PA Airport Rev 5% 7/1/2031 (c)	2,430,000	2,476,494
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (c)	800,000	813,092
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2035	2,000,000	2,024,900
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2036	3,500,000	3,532,299
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2036 (c)	2,750,000	2,933,889
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2033 (c)	9,695,000	10,709,607
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2036 (c)	1,340,000	1,490,817
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2038 (c)	1,370,000	1,503,219
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2039 (c)	1,640,000	1,790,330
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2041 (c)	360,000	399,730
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2043 (c)	1,110,000	1,221,323
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2044 (c)	2,100,000	2,293,781
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2045 (c)	2,250,000	2,436,712
TOTAL TRANSPORTATION		159,588,684
Water & Sewer - 0.1%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2040	1,000,000	1,089,754
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2042	3,000,000	3,246,840
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2043	2,085,000	2,248,930
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2035	1,110,000	1,227,764
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2037	2,000,000	2,190,526
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2038	1,500,000	1,637,298
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2039	1,850,000	2,012,151
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	570,000	598,843
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2031 (Assured Guaranty Inc Insured)	1,855,000	2,054,149
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2033 (Assured Guaranty Inc Insured)	1,250,000	1,418,094
TOTAL WATER & SEWER		17,724,349
TOTAL PENNSYLVANIA		369,843,954
Puerto Rico - 0.4%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	27,122,170	27,472,830
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	9,725,000	9,809,938
TOTAL GENERAL OBLIGATIONS		37,282,768
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (d)	1,500,000	1,559,798
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	5,185,000	5,414,023
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2037 (d)	3,620,000	3,808,235
TOTAL WATER & SEWER		10,782,056
TOTAL PUERTO RICO		48,064,824
Rhode Island - 0.6%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2034	475,000	532,159
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2037	2,255,000	2,466,278
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	1,845,000	1,999,960
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2033	315,000	354,225
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2034	375,000	418,611
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2035	350,000	388,399
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2037	400,000	438,746
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2038	350,000	382,427
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	395,000	429,940
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2040	1,640,000	1,777,006
Rhode Island St Student Ln 3.5% 12/1/2034 (c)	1,220,000	1,218,304
Rhode Island St Student Ln 5% 12/1/2026 (c)	2,100,000	2,115,941
Rhode Island St Student Ln 5% 12/1/2027 (c)	1,500,000	1,540,323
Rhode Island St Student Ln 5% 12/1/2028 (c)	1,750,000	1,823,876
Rhode Island St Student Ln 5% 12/1/2029 (c)	1,875,000	1,978,864
Rhode Island St Student Ln 5% 12/1/2029 (c)	1,650,000	1,741,400
Rhode Island St Student Ln 5% 12/1/2030 (c)	1,125,000	1,198,429
Rhode Island St Student Ln 5% 12/1/2031 (c)	1,575,000	1,692,235
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	520,000	520,216
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2032 (c)	5,100,000	5,507,343
Rhode Island St Student Ln Series 2026A, 5% 12/1/2030 (c)	1,350,000	1,438,685
Rhode Island St Student Ln Series 2026A, 5% 12/1/2031 (c)	2,000,000	2,148,870
Rhode Island St Student Ln Series 2026A, 5% 12/1/2034 (c)	1,300,000	1,414,469
Rhode Island St Student Ln Series 2026A, 5% 12/1/2035 (c)	1,100,000	1,199,206
TOTAL EDUCATION		34,725,912
General Obligations - 0.1%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019 A, 4% 5/1/2035	2,160,000	2,201,292
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2036 (Build America Mutual Assurance Co Insured)	1,410,000	1,568,715
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	2,180,000	2,410,163
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	835,000	919,144
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2040 (Build America Mutual Assurance Co Insured)	1,450,000	1,606,368
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2043 (Build America Mutual Assurance Co Insured)	730,000	798,674
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	1,825,000	1,988,310
TOTAL GENERAL OBLIGATIONS		11,492,666
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	10,630,000	10,634,548
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	6,100,000	6,694,549
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2035	1,320,000	1,446,305
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2037	735,000	795,895
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2038	880,000	950,643
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2040	735,000	786,890
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2041	800,000	851,799
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2043	790,000	837,009
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2044	550,000	578,906
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2026B, 5% 5/15/2031	6,605,000	7,126,431
TOTAL HEALTH CARE		30,702,975
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 68 C, 3.15% 10/1/2031 (c)	2,265,000	2,238,755
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	525,000	527,729
TOTAL HOUSING		2,766,484
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	1,770,000	1,773,052
Tobacco Setlement Fing Corp RI Series SER A, 5% 6/1/2028	2,330,000	2,332,477
TOTAL TOBACCO BONDS		4,105,529
TOTAL RHODE ISLAND		83,793,566
South Carolina - 1.2%
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev 4% 12/1/2033	900,000	925,864
South Carolina St Svc Auth Rev 4% 12/1/2034	4,000,000	4,102,532
South Carolina St Svc Auth Rev 4% 12/1/2035	500,000	510,142
South Carolina St Svc Auth Rev 4% 12/1/2037	2,000,000	2,017,953
South Carolina St Svc Auth Rev 5% 12/1/2031	2,800,000	3,046,802
South Carolina St Svc Auth Rev 5% 12/1/2034	500,000	572,285
South Carolina St Svc Auth Rev 5% 12/1/2036	1,900,000	2,161,805
South Carolina St Svc Auth Rev 5% 12/1/2037	2,125,000	2,402,590
South Carolina St Svc Auth Rev 5% 12/1/2037	1,625,000	1,837,275
South Carolina St Svc Auth Rev 5% 12/1/2038	4,500,000	5,053,811
South Carolina St Svc Auth Rev 5% 12/1/2038	3,000,000	3,369,207
South Carolina St Svc Auth Rev 5% 12/1/2039	4,030,000	4,493,560
South Carolina St Svc Auth Rev 5% 12/1/2039	1,325,000	1,477,411
South Carolina St Svc Auth Rev 5% 12/1/2040	1,625,000	1,798,689
South Carolina St Svc Auth Rev 5.25% 12/1/2033 (Assured Guaranty Inc Insured)	1,200,000	1,359,123
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	2,000,000	1,986,325
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2035	5,000,000	5,691,080
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2036	6,500,000	7,351,864
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2038	7,000,000	7,819,694
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2041	1,000,000	1,096,876
TOTAL ELECTRIC UTILITIES		59,074,888
General Obligations - 0.2%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	3,890,000	3,465,246
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (b)	21,845,000	23,501,246
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2027	3,885,000	3,890,601
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2029	3,155,000	3,158,628
TOTAL GENERAL OBLIGATIONS		34,015,721
Health Care - 0.4%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	2,500,000	2,547,448
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2035	11,250,000	12,538,112
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2036	14,000,000	15,501,381
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	7,775,000	8,561,121
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	10,650,000	11,661,351
TOTAL HEALTH CARE		50,809,413
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,185,000	1,195,059
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2020 A, 4% 7/1/2050	1,180,000	1,189,937
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	3,355,000	3,650,785
South Carolina Hsg Fin Dev Aut Series 2026A, 6% 7/1/2056	5,920,000	6,573,119
TOTAL HOUSING		12,608,900
Transportation - 0.1%
South Carolina St Ports Auth Series 2018, 5% 7/1/2028 (c)	2,235,000	2,319,761
South Carolina St Ports Auth Series 2018, 5% 7/1/2030 (c)	4,790,000	4,955,601
South Carolina St Ports Auth Series 2018, 5% 7/1/2033 (c)	2,150,000	2,214,895
TOTAL TRANSPORTATION		9,490,257
TOTAL SOUTH CAROLINA		165,999,179
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2027	365,000	372,615
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2033	1,700,000	1,732,497
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	1,360,000	1,383,171
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	15,700,000	17,108,818
TOTAL HEALTH CARE		20,597,101
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2021 A, 3% 11/1/2051	1,590,000	1,575,747
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	2,210,000	2,376,127
TOTAL HOUSING		3,951,874
TOTAL SOUTH DAKOTA		24,548,975
Tennessee - 1.6%
Education - 0.2%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	615,000	679,324
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	450,000	491,701
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	500,000	543,950
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	500,000	541,704
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	425,000	458,616
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 4.5% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,180,000	1,186,089
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,125,000	1,218,834
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,240,000	2,374,417
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	1,200,000	1,236,945
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	550,000	610,236
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2034	2,190,000	2,527,546
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2035	5,500,000	6,316,016
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2036	835,000	952,550
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2037	1,000,000	1,133,746
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2038	750,000	846,232
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2039	1,000,000	1,122,985
TOTAL EDUCATION		22,240,891
General Obligations - 0.9%
County of Williamson TN Gen. Oblig. 3.05% 4/1/2034	1,680,000	1,664,823
County of Williamson TN Gen. Oblig. Series 2020B, 1.5% 4/1/2032	1,700,000	1,508,484
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	1,100,000	1,064,288
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2034 (f)	4,335,000	3,144,260
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2035 (f)	1,100,000	758,621
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2036 (f)	1,000,000	655,714
Oak Ridge Tenn Gen. Oblig. Series 2021 A, 2% 6/1/2034	550,000	487,499
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	52,500,000	55,512,198
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	37,000,000	39,536,794
TOTAL GENERAL OBLIGATIONS		104,332,681
Health Care - 0.1%
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2029	970,000	1,006,132
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2030	1,165,000	1,206,900
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	15,850,000	16,616,374
TOTAL HEALTH CARE		18,829,406
Housing - 0.2%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series ISSUE 2022 1, 3.75% 7/1/2052	3,775,000	3,813,816
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	1,040,000	865,410
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	1,265,000	1,055,677
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	2,385,000	2,130,000
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	5,435,000	6,054,399
Tennessee Hsg Dev Agy Residential Fin Prog Rev Series 2026 1, 4.7% 7/1/2051	8,640,000	8,671,719
Tennessee Hsg Dev Agy Residential Fin Prog Rev Series 2026 1, 4.75% 7/1/2056	5,315,000	5,340,144
TOTAL HOUSING		27,931,165
Resource Recovery - 0.0%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 2.95% tender 7/2/2035 (b)(c)	6,250,000	6,249,634
Transportation - 0.2%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2044 (c)	1,190,000	1,224,366
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2036 (c)	1,750,000	1,956,191
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2038 (c)	1,250,000	1,377,193
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2040 (c)	1,250,000	1,362,877
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2041 (c)	1,945,000	2,116,524
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2042 (c)	1,850,000	2,003,099
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2043 (c)	2,875,000	3,098,739
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2036 (c)	3,810,000	4,258,908
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2040 (c)	1,635,000	1,782,643
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2041 (c)	1,740,000	1,893,446
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2042 (c)	5,110,000	5,532,885
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2043 (c)	5,365,000	5,782,516
TOTAL TRANSPORTATION		32,389,387
TOTAL TENNESSEE		211,973,164
Texas - 15.8%
Education - 0.8%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2030 (c)	2,500,000	2,611,141
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	1,585,000	1,440,198
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	2,135,000	2,137,816
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,395,000	1,397,013
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2030 (c)	300,000	313,034
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2031 (c)	800,000	840,187
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2033 (c)	1,100,000	1,175,646
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2033	3,515,000	3,935,430
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2034	23,150,000	26,144,219
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) Series 2013A, 4% 10/1/2042	1,000,000	972,377
Texas A&M Univ Perm Univ Fund 5% 7/1/2037	8,235,000	9,031,274
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	8,030,000	8,772,720
Texas A&M Univ Revs Series 2021 A, 4% 5/15/2034	1,000,000	1,037,129
Texas A&M Univ Revs Series 2022, 5% 5/15/2032	1,000,000	1,114,366
Texas A&M Univ Revs Series 2022, 5% 5/15/2033	1,000,000	1,114,142
Texas A&M Univ Revs Series 2022, 5% 5/15/2034	1,250,000	1,388,028
Texas A&M Univ Revs Series 2022, 5% 5/15/2035	1,000,000	1,106,242
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	4,530,000	4,599,931
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2033	1,800,000	2,031,025
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2034	2,250,000	2,566,047
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2035	845,000	972,202
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2036	1,800,000	2,053,563
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2037	1,300,000	1,474,058
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2038	2,250,000	2,538,275
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2030	980,000	981,531
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	4,105,000	3,640,046
University North Tex Univ Rev Series 2022A, 5% 4/15/2032	540,000	601,412
University North Tex Univ Rev Series 2022A, 5% 4/15/2033	520,000	576,998
University North Tex Univ Rev Series 2022A, 5% 4/15/2034	720,000	795,480
University North Tex Univ Rev Series 2022A, 5% 4/15/2035	755,000	831,752
University North Tex Univ Rev Series 2022A, 5% 4/15/2036	720,000	789,499
University North Tex Univ Rev Series 2022A, 5% 4/15/2037	950,000	1,036,768
University North Tex Univ Rev Series 2022A, 5% 4/15/2038	1,095,000	1,189,824
University North Tex Univ Rev Series 2022A, 5% 4/15/2039	1,190,000	1,288,321
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	1,740,000	1,740,000
University TX Perm Univ Fd Series 2023A, 5% 7/1/2033	9,375,000	10,631,540
TOTAL EDUCATION		104,869,234
Electric Utilities - 1.2%
City of Georgetown TX Series 2022, 5% 8/15/2031 (Assured Guaranty Inc Insured)	1,375,000	1,517,031
City of Georgetown TX Series 2022, 5% 8/15/2033 (Assured Guaranty Inc Insured)	1,500,000	1,639,517
City of Georgetown TX Series 2022, 5% 8/15/2035 (Assured Guaranty Inc Insured)	1,700,000	1,843,684
City of Georgetown TX Series 2022, 5% 8/15/2036 (Assured Guaranty Inc Insured)	1,585,000	1,713,804
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	1,750,000	1,910,797
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2036 (Build America Mutual Assurance Co Insured)	1,355,000	1,470,739
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2037 (Build America Mutual Assurance Co Insured)	1,430,000	1,542,278
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,073,859
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,069,247
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,065,125
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2041 (Build America Mutual Assurance Co Insured)	1,240,000	1,317,187
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2042 (Build America Mutual Assurance Co Insured)	1,200,000	1,271,809
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2043 (Build America Mutual Assurance Co Insured)	1,855,000	1,961,151
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,106,272
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2032 (Assured Guaranty Inc Insured)	1,000,000	1,105,090
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2033 (Assured Guaranty Inc Insured)	1,000,000	1,116,056
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2034 (Assured Guaranty Inc Insured)	950,000	1,069,862
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2035 (Assured Guaranty Inc Insured)	615,000	689,221
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2036 (Assured Guaranty Inc Insured)	600,000	668,846
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2037 (Assured Guaranty Inc Insured)	500,000	554,133
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2038 (Assured Guaranty Inc Insured)	500,000	551,253
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2039 (Assured Guaranty Inc Insured)	500,000	548,364
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2040 (Assured Guaranty Inc Insured)	500,000	545,821
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2032	1,500,000	1,584,887
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2033	2,250,000	2,372,436
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	2,250,000	2,367,783
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2035	5,575,000	5,854,827
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2036	1,075,000	1,126,116
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2032	4,565,000	4,735,780
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2034	2,430,000	2,514,149
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2036	2,430,000	2,506,494
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5% 5/15/2032	395,000	438,803
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5.25% 5/15/2035	1,500,000	1,669,580
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2036 (Assured Guaranty Inc Insured)	5,915,000	6,650,012
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2037 (Assured Guaranty Inc Insured)	5,755,000	6,435,171
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2039 (Assured Guaranty Inc Insured)	7,500,000	8,325,277
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2040 (Assured Guaranty Inc Insured)	7,000,000	7,720,115
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2041 (Assured Guaranty Inc Insured)	4,150,000	4,551,395
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	20,000,000	21,823,038
New Braunfels TX Util Rev Series 2026, 5% 7/1/2038	1,435,000	1,632,128
New Braunfels TX Util Rev Series 2026, 5% 7/1/2039	2,500,000	2,821,884
New Braunfels TX Util Rev Series 2026, 5% 7/1/2040	1,700,000	1,908,764
New Braunfels TX Util Rev Series 2026, 5% 7/1/2041	1,795,000	2,005,434
New Braunfels TX Util Rev Series 2026, 5% 7/1/2042	9,355,000	10,407,337
San Antonio TX Elec & Gas Rev 5% 2/1/2029	1,455,000	1,493,035
San Antonio TX Elec & Gas Rev 5% 2/1/2030	970,000	994,504
San Antonio TX Elec & Gas Rev 5% 2/1/2031	1,455,000	1,490,311
San Antonio TX Elec & Gas Rev 5% 2/1/2033	1,165,000	1,191,062
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2036	5,980,000	6,333,952
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (b)	11,065,000	11,031,090
San Antonio TX Elec & Gas Rev Series 2026A, 5% 2/1/2037	5,410,000	6,190,615
San Antonio TX Elec & Gas Rev Series 2026A, 5% 2/1/2039	4,495,000	5,059,285
Texas Mun Pwr Agy Rv Series 2021, 3% 9/1/2034 (Assured Guaranty Inc Insured)	1,125,000	1,068,705
TOTAL ELECTRIC UTILITIES		162,655,115
General Obligations - 7.0%
Aldine TX Indpt Sch Dist Series 2020, 3% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,448,413
Aldine TX Indpt Sch Dist Series 2020, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,635,000	1,561,218
Aldine TX Indpt Sch Dist Series 2020, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	942,727
Alief TX Indp Sch Dist Series 2021, 2% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,890,000	2,326,713
Alvin Tex Indpt Sch Dist 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	3,385,041
Alvin Tex Indpt Sch Dist 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,254,511
Alvin Tex Indpt Sch Dist 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	570,000	647,513
Alvin Tex Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	575,000	649,910
Alvin Tex Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	700,000	786,322
Alvin Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	775,000	865,464
Alvin Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,222,526
Alvin Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	650,000	716,970
Argyle TX Indpt Sch Dist 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,005,000	1,114,350
Arlington TX Gen. Oblig. Series 2020 A, 2% 8/15/2036	200,000	167,879
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2034	1,600,000	1,773,793
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2035	2,500,000	2,758,471
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2036	3,035,000	3,333,319
Austin TX Indpt Sch Dist 5% 8/1/2035	2,000,000	2,227,847
Austin TX Indpt Sch Dist 5% 8/1/2039	1,795,000	1,959,541
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2032 (Permanent Sch Fund of Texas Guaranteed)	8,300,000	8,685,280
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2033 (Permanent Sch Fund of Texas Guaranteed)	9,255,000	9,624,279
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2034 (Permanent Sch Fund of Texas Guaranteed)	10,590,000	10,939,925
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2035 (Permanent Sch Fund of Texas Guaranteed)	7,215,000	7,400,696
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	7,105,000	6,191,214
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,575,000	1,423,943
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,410,000	5,413,149
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2038	1,000,000	908,751
Brazos Cnty Tex Gen. Oblig. 2.125% 9/1/2039	1,515,000	1,177,857
Brazosport Texas Indpt Sch Dis 2.125% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,495,000	3,188,362
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,100,859
Cedar Park TX Gen. Oblig. 1.75% 2/15/2037	1,635,000	1,305,460
Cedar Park TX Gen. Oblig. 5% 2/15/2036	1,245,000	1,339,918
Channelview TX Indpt Sch Dist Series 2021, 2% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,635,000	1,326,850
City of Coppell TX Gen. Oblig. Series 2021, 2% 2/1/2036	1,220,000	1,033,364
City of Coppell TX Gen. Oblig. Series 2021, 2% 2/1/2037	1,245,000	1,025,027
City of Frisco TX 2% 2/15/2038	1,315,000	1,043,574
City of Frisco TX Gen. Oblig. 2% 2/15/2037	4,640,000	3,773,632
City of Frisco TX Gen. Oblig. 2% 2/15/2041	2,290,000	1,680,843
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2036	2,220,000	1,859,074
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2037	2,265,000	1,842,086
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2039	1,660,000	1,279,041
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2033 (City of Garland TX Guaranteed)	2,145,000	2,400,898
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2034 (City of Garland TX Guaranteed)	2,150,000	2,429,506
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2035 (City of Garland TX Guaranteed)	2,010,000	2,255,966
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	1,700,000	1,884,647
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2038 (City of Garland TX Guaranteed)	1,250,000	1,378,540
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2040	1,275,000	1,392,302
City of Waco TX Gen. Oblig. 2% 2/1/2033	3,330,000	3,009,513
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	2,240,000	1,965,044
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,675,000	1,401,702
City of Waco TX Gen. Oblig. 2.375% 2/1/2039	3,800,000	3,119,891
City of Waco TX Gen. Oblig. Series 2023A, 4% 2/1/2039	3,990,000	4,016,067
Clear Creek Independent School District Series 2021, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	4,725,000	4,562,528
Clear Creek Independent School District Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	2,620,000	3,003,687
Clear Creek Independent School District Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	3,365,000	3,850,980
Clear Creek Independent School District Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	5,985,000	6,802,607
Clear Creek Independent School District Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	8,115,000	9,157,112
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.5% 8/15/2037	2,500,000	2,439,845
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,665,000	2,506,559
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	9,400,000	8,744,342
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	6,015,000	5,528,391
Comal Tex Indpt Sch Dist 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,270,059
Comal Tex Indpt Sch Dist 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,015,595
Comal Tex Indpt Sch Dist 3% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,426,103
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	6,775,000	5,992,670
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2036	7,530,000	8,579,833
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2037	7,870,000	8,903,434
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2038	9,000,000	10,108,497
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2039	4,665,000	5,202,028
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2040	8,280,000	9,166,019
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	4,956,187
Cypress-Fairbanks TX Isd Series 2020, 4% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,466,798
Dallas TX Gen. Oblig. Series 2019 B, 3.125% 2/15/2039	1,850,000	1,700,121
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2030	4,080,000	4,325,194
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2033	7,585,000	7,988,162
Dallas TX Gen. Oblig. Series 2019A, 3% 2/15/2038	1,940,000	1,779,045
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	16,030,000	16,985,957
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	8,870,000	9,700,391
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	8,555,000	9,586,520
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	9,400,000	10,474,470
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2038	12,190,000	13,512,449
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	10,745,000	11,848,830
Dallas TX ISD 5% 2/15/2028	1,750,000	1,820,627
Dallas TX ISD 5% 2/15/2029	2,355,000	2,443,751
Dallas TX ISD 5% 2/15/2030	5,095,000	5,280,226
Dallas TX ISD 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,500,000	5,028,494
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,250,000	3,609,698
Dallas TX ISD Series 2022, 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,680,000	2,461,526
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	19,140,000	20,421,540
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2038	1,060,000	967,354
Del Valle Tex Indpt Sch Dist Series 2021, 2% 6/15/2036 (Permanent Sch Fund of Texas Guaranteed)	3,740,000	3,157,174
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2030	600,000	654,375
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2032	500,000	560,252
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2033	1,000,000	1,132,125
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2034	1,000,000	1,142,392
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2035	1,000,000	1,136,467
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2036	750,000	847,468
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2037	750,000	842,230
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2038	2,000,000	2,234,617
Denton Independent School District Series B2, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	7,300,000	7,584,363
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2035	1,430,000	1,229,945
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	2,670,000	2,235,913
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	1,465,000	1,226,821
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	1,495,000	1,215,858
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	510,000	414,773
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,525,000	1,203,955
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,255,000	990,796
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2039	1,560,000	1,201,991
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2040	1,585,000	1,192,547
Denton TX Gen. Oblig. Series 2021, 2.5% 2/15/2038	10,245,000	8,708,666
Eagle Mtn & Saginaw TX Isd Series 2019, 3% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,320,815
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,190,000	1,331,209
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	1,123,473
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,440,871
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,895,000	2,089,584
El Paso Tex Gen. Oblig. 5% 8/15/2031	3,610,000	3,770,867
El Paso Tex Gen. Oblig. 5% 8/15/2032	1,385,000	1,443,760
El Paso Tex Gen. Oblig. Series 2021 C, 3% 8/15/2040	1,000,000	900,750
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2036	1,780,000	1,998,776
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2037	1,000,000	1,116,030
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2038	1,000,000	1,108,053
Elgin TX Indpt Sch Dist 5% 8/1/2030 (Permanent Sch Fund of Texas Guaranteed)	1,485,000	1,614,144
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	8,005,000	7,990,694
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,105,000	1,966,295
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	440,000	489,700
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	900,000	996,756
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	1,240,167
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,866,081
Fort Worth TX Gen. Oblig. 2% 3/1/2036	6,480,000	5,340,264
Fort Worth TX Gen. Oblig. 2% 3/1/2037	6,480,000	5,180,496
Fort Worth TX Gen. Oblig. Series 2020, 3% 3/1/2039	2,500,000	2,216,757
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2029	4,200,000	4,460,951
Frisco Tex Indpt Sch Dis 2% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,355,000	1,942,923
Frisco Tex Indpt Sch Dis 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,445,000	1,317,463
Grand Prairie TX Gen. Oblig. 4% 2/15/2038	1,755,000	1,796,522
Grand Prairie TX Gen. Oblig. 4% 2/15/2039	1,465,000	1,494,835
Harlandale TX Indpt Sch Dist 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,050,000	1,153,529
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2032	5,130,000	5,336,096
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2033	6,045,000	6,261,484
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2034	4,995,000	5,151,110
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2035	3,400,000	3,487,703
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2036	3,920,000	3,999,623
Harris Cnty TX Gen. Oblig. 3% 10/1/2041	2,500,000	2,186,677
Harris Cnty TX Gen. Oblig. Series 2022 A, 5% 8/15/2032	2,500,000	2,804,099
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2034	2,235,000	2,561,988
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	1,000,000	1,140,145
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	955,000	1,088,838
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2034	3,710,000	4,252,785
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2035	3,250,000	3,705,470
Harris-Fort Bend Cntys Tex Munutil Dist No 3 Gen. Oblig. Series 2022, 3% 4/1/2036 (Assured Guaranty Inc Insured)	1,205,000	1,102,731
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,018,634
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,089,754
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,793,539
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,438,688
Houston TX Gen. Oblig. 5% 3/1/2039	5,465,000	6,008,646
Houston TX Indpt Sch Dist 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,514,060
Houston TX Indpt Sch Dist 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,790,000	6,624,555
Houston TX Indpt Sch Dist 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	3,173,003
Houston TX Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,400,000	2,736,859
Houston TX Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,550,000	1,755,496
Houston TX Indpt Sch Dist 5% 7/15/2032	1,200,000	1,342,486
Houston TX Indpt Sch Dist 5% 7/15/2037	2,900,000	3,277,893
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,450,000	2,759,727
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,878,143
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	2,009,139
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,300,000	4,910,520
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,467,731
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,800,000	2,028,271
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,593,814
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,275,529
Lamar TX Isd Series 2021 A, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,233,657
Lamar TX Isd Series 2023, 5% 2/15/2037	2,000,000	2,184,333
Lamar TX Isd Series 2023, 5% 2/15/2038	2,250,000	2,446,006
Lamar TX Isd Series 2023, 5% 2/15/2039	5,000,000	5,410,557
Lamar TX Isd Series 2023, 5% 2/15/2040	2,765,000	2,979,682
Lamar TX Isd Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,950,000	2,212,335
Lamar TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,820,260
Lamar TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,484,636
Lamar TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	3,400,000	3,792,015
Lamar TX Isd Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,600,000	1,774,810
Lamar TX Isd Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,649,268
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,388,653
Lubbock Cnty Tex Gen. Oblig. 4% 2/15/2039	3,250,000	3,294,355
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2035	1,905,000	2,089,444
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2037	2,950,000	3,208,227
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2038	3,105,000	3,363,225
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	1,135,000	1,228,573
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2039	3,700,000	3,989,643
Mansfield TX Gen. Oblig. 2.5% 2/15/2039	1,425,000	1,212,880
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2034	1,315,000	1,489,773
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2035	3,125,000	3,525,450
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2036	1,905,000	2,141,942
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2037	4,755,000	5,315,513
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2038	5,175,000	5,743,760
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2039	1,685,000	1,860,476
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2040	2,655,000	2,910,384
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2041	4,160,000	4,553,966
Mckinney Tex Indpt Sch Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,407,073
Midway TX Indpt Sch Dist Series 2020, 4% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,545,117
New Braunfels Tex Gen. Oblig. 2% 2/1/2036	500,000	419,191
Northwest Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,790,534
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,275,757
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,841,685
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,271,621
Plano Independent School District 5% 2/15/2034	650,000	720,914
Plano Independent School District 5% 2/15/2035	2,000,000	2,209,298
Plano Independent School District 5% 2/15/2036	2,800,000	3,079,557
Plano Independent School District 5% 2/15/2037	3,125,000	3,420,545
Plano Independent School District 5% 2/15/2038	3,300,000	3,594,552
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2030	4,445,000	4,852,139
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2031	4,670,000	5,171,634
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2032	4,905,000	5,498,735
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2033	5,140,000	5,826,794
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2034	5,400,000	6,179,678
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2035	1,640,000	1,861,722
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2036	3,220,000	3,626,479
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2037	3,380,000	3,780,878
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2038	3,550,000	3,942,401
Prosper Tex Indpt Sch Dist 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,780,000	4,561,138
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,370,000	1,277,796
Prosper Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,118,885
Prosper Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,192,711
Prosper Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	800,000	885,326
Prosper Tex Indpt Sch Dist 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,429,707
Prosper Tex Indpt Sch Dist 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	2,027,834
Prosper Tex Indpt Sch Dist 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,230,000	2,434,174
Prosper Tex Indpt Sch Dist 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	2,006,436
Prosper TX Gen. Oblig. 2.5% 2/15/2038	1,170,000	994,548
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,289,293
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	755,000	817,559
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,373,929
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	2,675,000	2,324,587
Round Rock TX Indpt Sch Dist Series 2025B, 5% 8/1/2038 (Permanent Sch Fund of Texas Guaranteed)	10,625,000	12,055,074
Sabine Pass Tex Indpt Sch Dist Series 2024, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,488,602
San Antonio TX Gen. Oblig. Series 2021, 4% 8/1/2033	3,145,000	3,267,184
Sienna Mun Util Dist No 10 Tex Gen. Oblig. Series 2022, 3% 4/1/2036 (Build America Mutual Assurance Co Insured)	1,185,000	1,096,380
Sienna Mun Util Dist No 10 Tex Gen. Oblig. Series 2022, 3% 4/1/2037 (Build America Mutual Assurance Co Insured)	1,210,000	1,101,355
South San Antonio TX Ids Series 2022, 3% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,930,000	1,796,210
Spring Branch TX Indp Sch Dst Series 2019, 3% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	5,315,000	5,323,594
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,105,000	1,227,309
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2035	1,635,000	1,823,972
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2036	1,000,000	1,109,335
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2037	1,000,000	1,102,858
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2038	1,220,000	1,340,080
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2039	1,750,000	1,913,884
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	4,835,000	5,285,484
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed)	37,000,000	39,134,108
Texas State Gen. Oblig. 5% 8/1/2033 (c)	4,805,000	5,189,429
Texas State Gen. Oblig. Series 2014, 5% 8/1/2026 (c)	5,020,000	5,028,356
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (c)	3,750,000	3,757,275
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (c)	2,755,000	2,647,970
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2028 (c)	4,340,000	4,436,726
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2029 (c)	5,605,000	5,767,736
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2030 (c)	5,885,000	6,097,311
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2031 (c)	6,180,000	6,434,500
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2030 (c)	5,720,000	6,146,639
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2031 (c)	6,175,000	6,717,482
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2032 (c)	6,480,000	7,019,307
Texas State Gen. Oblig. Series 2021 B, 5% 8/1/2032 (c)	4,915,000	5,397,043
Tomball TX Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	5,697,736
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	6,200,000	6,961,529
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2034	5,645,000	5,942,992
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2035	17,080,000	17,947,615
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2036	5,000,000	5,232,707
Travis Cnty TX Gen. Oblig. Series 2021, 2% 3/1/2034	1,130,000	1,008,501
Travis Cnty TX Gen. Oblig. Series 2021, 2% 3/1/2036	1,175,000	998,707
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,695,000	5,346,371
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	3,500,000	3,964,023
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,497,685
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,233,764
Wharton TX Indpt Sch Dist 2% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,280,000	1,030,364
Willis TX Indpt Sch Dist 2% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,438,117
Willis TX Indpt Sch Dist 2% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	806,836
TOTAL GENERAL OBLIGATIONS		936,143,346
Health Care - 0.8%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	10,165,000	10,677,024
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	5,900,000	6,514,144
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2038	4,500,000	4,937,592
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2035	1,750,000	1,767,256
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2026	680,000	680,987
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2027	485,000	485,654
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2029	630,000	630,665
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2031	990,000	990,856
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2026	1,505,000	1,508,973
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	1,565,000	1,607,807
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2030	2,330,000	2,381,752
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Lifespace Proj.) Series 2015, 5% 11/15/2030	6,130,000	6,135,691
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	8,030,000	8,602,056
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026F, 5% tender 11/15/2055 (b)	9,020,000	9,663,877
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026G, 5% tender 11/15/2055 (b)	13,175,000	14,514,524
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2032	1,725,000	1,929,610
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2033	2,455,000	2,771,259
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2034	1,650,000	1,875,284
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2035	1,850,000	2,098,709
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2036	2,230,000	2,516,801
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2037	2,000,000	2,239,770
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Credit Group Proj.) Series 2025 C2, 5% tender 11/15/2051 (b)	13,900,000	15,677,590
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2034	2,040,000	2,045,042
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 C, 5% tender 11/15/2064 (b)	15,015,000	16,609,693
TOTAL HEALTH CARE		118,862,616
Housing - 0.4%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mort Rv 7/1/19 Proj.) Series 2026B, 4.7% 7/1/2046	5,710,000	5,715,413
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	14,775,000	16,135,707
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	6,625,000	6,802,967
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	11,190,000	11,496,420
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2026B, 4.75% 7/1/2051	10,810,000	10,842,434
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2026B, 4.8% 7/1/2056	2,340,000	2,341,782
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	5,946,765	5,399,521
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	2,915,000	2,942,885
TOTAL HOUSING		61,677,129
Industrial Development - 0.2%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3% 4/1/2040 VRDN (b)	18,125,000	18,125,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3% 4/1/2040 VRDN (b)	8,400,000	8,400,000
TOTAL INDUSTRIAL DEVELOPMENT		26,525,000
Resource Recovery - 0.1%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 2.95% tender 5/1/2050 (b)(c)	11,350,000	11,347,707
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	4,295,000	4,384,555
TOTAL RESOURCE RECOVERY		15,732,262
Special Tax - 0.3%
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2034	1,250,000	1,297,683
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2035	1,700,000	1,762,011
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2037	1,140,000	1,267,811
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2038	1,195,000	1,322,216
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2039	550,000	605,557
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2040	840,000	919,032
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2041	1,100,000	1,196,874
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2042	1,115,000	1,206,412
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2028	1,315,000	1,366,822
Texas State Gen. Oblig. 2.8% tender 10/1/2041 (b)	30,325,000	30,231,805
TOTAL SPECIAL TAX		41,176,223
Transportation - 3.3%
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2027 (c)	1,500,000	1,542,366
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2028 (c)	2,250,000	2,355,560
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2029 (c)	1,500,000	1,593,483
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2035 (c)	1,030,000	1,159,065
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2036 (c)	3,000,000	3,352,909
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2037 (c)	3,000,000	3,330,791
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2038 (c)	4,000,000	4,416,872
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2039 (c)	4,500,000	4,943,222
Central TX Regl Mobility Auth Rev 5% 1/1/2035	1,000,000	1,076,744
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2034	950,000	971,426
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2036	750,000	761,808
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2029	750,000	791,618
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2030	850,000	911,697
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2032	800,000	854,237
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2035	915,000	970,460
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2034	1,000,000	1,017,914
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2035	1,000,000	1,015,441
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2036	1,000,000	1,012,782
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2028	500,000	517,962
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2030	670,000	719,326
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2031	725,000	775,507
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2032	870,000	929,282
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.25% 7/15/2027 (c)	8,925,000	9,080,451
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.25% 7/15/2028 (c)	5,000,000	5,154,880
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.25% 7/15/2029 (c)	12,500,000	13,024,720
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.5% 7/15/2036 (c)	460,000	494,961
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.5% 7/15/2037 (c)	2,600,000	2,783,572
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.5% 7/15/2038 (c)	2,300,000	2,451,103
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2026, 5.5% 7/15/2035 (c)	11,905,000	12,866,482
City of Houston TX Airport System Revenue 4% 7/1/2035 (c)	1,100,000	1,105,820
City of Houston TX Airport System Revenue 4% 7/1/2036 (c)	2,180,000	2,182,016
City of Houston TX Airport System Revenue 4% 7/1/2037 (c)	1,200,000	1,192,075
City of Houston TX Airport System Revenue 4% 7/1/2038 (c)	1,750,000	1,732,112
City of Houston TX Airport System Revenue 4% 7/1/2039 (c)	4,500,000	4,460,152
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2026 (c)	1,635,000	1,635,000
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2027 (c)	2,180,000	2,227,650
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2028 (c)	970,000	1,009,662
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2028	3,110,000	3,258,809
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2029	12,140,000	12,698,574
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2030	6,385,000	6,666,690
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2035 (c)	1,500,000	1,506,469
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2036 (Assured Guaranty Inc Insured) (c)	3,850,000	4,193,474
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2037 (Assured Guaranty Inc Insured) (c)	2,000,000	2,166,096
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2038 (Assured Guaranty Inc Insured) (c)	2,000,000	2,156,657
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2039 (Assured Guaranty Inc Insured) (c)	2,700,000	2,949,321
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2040 (Assured Guaranty Inc Insured) (c)	5,000,000	5,440,121
City of Houston TX Airport System Revenue Series 2026, 5.5% 7/15/2036 (c)	5,455,000	5,919,202
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	3,090,000	3,373,389
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2031	1,300,000	1,415,656
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2032	2,000,000	2,172,420
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2033	2,000,000	2,166,599
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2034 (c)	27,130,000	30,229,361
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2035 (c)	11,365,000	12,551,580
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2039 (c)	12,250,000	13,525,525
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2040 (c)	21,630,000	23,768,541
Galveston TX Wharves & Terminal Revenue Series 2023, 5% 8/1/2035 (c)	1,185,000	1,272,827
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2031	4,965,000	5,153,408
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2032	4,210,000	4,364,695
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2033	6,420,000	6,648,743
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2034	4,855,000	5,021,738
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	42,630,000	43,938,660
Love Field TX Arpt Mod Rev 4% 11/1/2034 (Assured Guaranty Inc Insured) (c)	6,245,000	6,306,719
Love Field TX Arpt Mod Rev 4% 11/1/2038 (Assured Guaranty Inc Insured) (c)	1,500,000	1,489,542
Love Field TX Arpt Mod Rev 5% 11/1/2033 (Assured Guaranty Inc Insured) (c)	16,660,000	17,917,723
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (c)	1,360,000	1,363,471
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2031 (c)	5,730,000	5,744,649
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (c)	1,000,000	1,006,328
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (c)	1,250,000	1,256,652
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (c)	2,925,000	2,939,832
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (f)	1,000,000	750,008
North TX Twy Auth Rev 4% 1/1/2039	8,025,000	8,067,187
North TX Twy Auth Rev 5% 1/1/2032	2,915,000	2,946,262
North TX Twy Auth Rev 5% 1/1/2033	1,280,000	1,293,190
North TX Twy Auth Rev Series 2024A, 5% 1/1/2034	2,775,000	3,148,671
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	6,175,000	6,758,835
North TX Twy Auth Rev Series 2024A, 5% 1/1/2043	1,125,000	1,225,260
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	3,430,000	3,686,794
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,140,000	1,266,972
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2044	2,355,000	2,600,197
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	15,445,000	17,199,340
North TX Twy Auth Rev Series A, 5% 1/1/2035	1,480,000	1,692,502
San Antonio TX Arpt Sys Rev 5% 7/1/2027 (c)	2,380,000	2,429,890
San Antonio TX Arpt Sys Rev 5% 7/1/2028 (c)	1,085,000	1,129,364
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (c)	3,200,000	3,371,631
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (c)	1,270,000	1,343,346
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (c)	1,510,000	1,584,132
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (c)	1,235,000	1,301,777
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (c)	2,310,000	2,430,553
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (c)	1,250,000	1,309,027
San Antonio TX Arpt Sys Rev 5% 7/1/2032 (c)	1,195,000	1,255,109
San Antonio TX Arpt Sys Rev Series 2019 A, 5% 7/1/2032 (c)	950,000	993,078
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2033	1,710,000	1,730,916
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2034	4,000,000	4,028,312
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	2,965,000	2,965,083
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2033	2,750,000	2,791,362
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2034	4,000,000	4,034,498
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2035	4,000,000	4,022,205
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	1,290,000	1,292,571
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 12/31/2034 (c)	2,655,000	2,796,042
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 6/30/2034 (c)	2,110,000	2,223,672
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 12/31/2035 (c)	2,095,000	2,207,914
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 6/30/2035 (c)	2,185,000	2,304,667
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 12/31/2036 (c)	1,965,000	2,072,014
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 6/30/2036 (c)	2,310,000	2,438,018
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.375% 6/30/2037 (c)	1,275,000	1,346,262
TOTAL TRANSPORTATION		441,041,260
Water & Sewer - 1.7%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2031	1,000,000	1,109,356
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2033	650,000	726,717
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	1,000,000	1,108,536
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	1,000,000	1,103,166
City of El Paso TX Water & Sewer Revenue 5% 3/1/2034	1,200,000	1,348,794
City of El Paso TX Water & Sewer Revenue 5% 3/1/2035	1,900,000	2,125,191
City of El Paso TX Water & Sewer Revenue 5% 3/1/2036	3,340,000	3,716,068
City of El Paso TX Water & Sewer Revenue 5% 3/1/2037	2,700,000	2,986,554
City of El Paso TX Water & Sewer Revenue 5% 3/1/2038	8,000,000	8,803,074
City of El Paso TX Water & Sewer Revenue 5% 3/1/2039	10,045,000	10,995,480
City of El Paso TX Water & Sewer Revenue 5% 3/1/2040	4,100,000	4,467,141
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2035	7,140,000	7,679,579
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	5,835,000	6,254,379
City of Georgetown TX Series 2025, 5% 8/15/2035	1,000,000	1,128,789
City of Georgetown TX Series 2025, 5% 8/15/2036	1,375,000	1,543,060
City of Georgetown TX Series 2025, 5% 8/15/2037	1,585,000	1,767,833
City of Georgetown TX Series 2025, 5% 8/15/2038	1,745,000	1,936,291
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	7,870,000	8,647,112
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	1,415,000	1,549,986
Dallas TX Wtrwks & Swr Sys Rev Series 2021 C, 3% 10/1/2036	2,080,000	1,969,768
Fort Worth TX Wtr & Swr Rev 5% 2/15/2034	2,135,000	2,312,925
Fort Worth TX Wtr & Swr Rev Series 2021, 2% 2/15/2036	4,655,000	3,880,810
Fort Worth TX Wtr & Swr Rev Series 2021, 2% 2/15/2037	2,450,000	1,983,023
Houston TX Util Sys Rev 4% 11/15/2035	1,500,000	1,526,680
Houston TX Util Sys Rev 5% 11/15/2030	2,145,000	2,346,160
Houston TX Util Sys Rev 5% 11/15/2031	2,500,000	2,720,149
Houston TX Util Sys Rev 5% 11/15/2032	2,000,000	2,168,690
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2031	5,000,000	5,233,821
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2035	700,000	719,183
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2036	700,000	715,087
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2030	11,200,000	12,250,344
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2032	8,000,000	8,960,999
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2037	2,000,000	2,229,048
Irving TX Wtrwks & Swr Rev Series 2021, 2% 8/15/2037	1,110,000	882,704
Mesquite Tex Wtrwks & Swr Rev Series 2021, 2% 3/1/2035	1,740,000	1,495,103
Mesquite Tex Wtrwks & Swr Rev Series 2021, 2% 3/1/2036	1,780,000	1,488,957
North TX Mun Wtr Dist Upper E Fork Wstwtr Intrcpt Contrct 2% 6/1/2039	2,195,000	1,750,206
San Antonio TX Wtr Rev 5% 5/15/2040	2,730,000	2,946,553
San Antonio TX Wtr Rev 5% 5/15/2041	2,485,000	2,675,928
San Antonio TX Wtr Rev Series 2019C, 5% 5/15/2034	1,550,000	1,649,165
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2032	730,000	815,127
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2033	675,000	750,356
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2035	1,460,000	1,610,560
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	1,590,000	1,745,518
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2037	12,500,000	14,170,255
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	3,130,000	3,525,779
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	6,250,000	6,997,536
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2034	805,000	917,703
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2035	1,500,000	1,723,686
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2036	2,000,000	2,282,520
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2037	1,665,000	1,887,478
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2038	2,275,000	2,562,667
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2039	1,750,000	1,959,310
Tarrant Regional Water District 5% 9/1/2038	10,825,000	12,102,648
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2035	3,960,000	4,472,358
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2036	2,200,000	2,471,455
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2034	875,000	980,684
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2035	750,000	834,518
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2036	850,000	939,083
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2037	685,000	752,654
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2038	840,000	918,278
Texas Wtr Dev Brd 5% 8/1/2034	4,500,000	4,771,663
Texas Wtr Dev Brd 5% 8/1/2035	5,500,000	5,819,694
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2030	3,240,000	3,404,772
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	7,000,000	7,109,981
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2034	4,610,000	4,471,410
Texas Wtr Dev Brd Series 2021, 4% 8/1/2035	6,945,000	7,199,705
Texas Wtr Dev Brd Series 2022, 5% 10/15/2032	1,350,000	1,516,943
Texas Wtr Dev Brd Series 2022, 5% 10/15/2033	1,300,000	1,456,930
Texas Wtr Dev Brd Series 2022, 5% 4/15/2032	1,000,000	1,116,441
Texas Wtr Dev Brd Series 2022, 5% 4/15/2033	850,000	954,450
TOTAL WATER & SEWER		233,144,571
TOTAL TEXAS		2,141,826,756
Utah - 0.4%
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2022A, 4% 7/1/2036	4,890,000	5,014,918
General Obligations - 0.1%
Salt Lake City UT Gen. Oblig. 3% 6/15/2038	1,085,000	995,579
Salt Lake City UT Gen. Oblig. 3% 6/15/2039	1,120,000	1,010,447
Salt Lake City UT Gen. Oblig. Series 2021, 3% 6/15/2037	1,055,000	981,880
Washington Cnty Utah Sch Dist Series 2020, 1.5% 3/1/2033	1,840,000	1,567,566
Weber Sch Dist Utah 2.375% 6/15/2035	1,825,000	1,651,095
Weber Sch Dist Utah 2.375% 6/15/2036	1,150,000	1,022,752
TOTAL GENERAL OBLIGATIONS		7,229,319
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	1,709,481	1,307,719
Special Tax - 0.1%
Deseret Public Infrastructure District No 2 5.375% 12/1/2036 (d)	2,200,000	2,246,545
Deseret Public Infrastructure District No 2 6.125% 12/1/2046 (d)	3,615,000	3,711,393
Mida Cormont Public Infrastructure District Gen. Oblig. Series 2025A 1, 6.25% 6/1/2055 (d)	2,225,000	2,360,811
Mida Mountain Village Public Infrastructure District Series 2024 2, 5.75% 6/15/2044 (d)	1,875,000	1,964,320
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.125% 3/1/2035	3,052,000	3,208,778
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.875% 3/1/2045	3,929,000	4,148,219
TOTAL SPECIAL TAX		17,640,066
Transportation - 0.2%
Salt Lake City UT Arpt Rev 4% 7/1/2038 (c)	5,000,000	4,991,141
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2026 (c)	1,120,000	1,120,000
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2028 (c)	3,885,000	3,966,335
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2032 (c)	1,215,000	1,236,869
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2029 (c)	1,500,000	1,557,712
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2030 (c)	1,345,000	1,395,550
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2036 (c)	1,500,000	1,668,671
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2039 (c)	1,500,000	1,645,285
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	2,125,000	2,321,602
TOTAL TRANSPORTATION		19,903,165
Water & Sewer - 0.0%
City of Park City UT Water Revenue Series 2021, 2% 12/15/2037	265,000	211,431
Spanish Fork City Utah Wtr Rev 2% 6/1/2035	1,665,000	1,407,535
TOTAL WATER & SEWER		1,618,966
TOTAL UTAH		52,714,153
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (c)	1,590,000	1,611,113
Virginia - 1.1%
Education - 0.0%
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	525,000	539,258
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog 4% 9/1/2041	4,100,000	4,119,726
TOTAL EDUCATION		4,658,984
Electric Utilities - 0.1%
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	9,390,000	9,424,037
General Obligations - 0.4%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2032	1,500,000	1,636,959
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2033	1,500,000	1,633,604
Henrico Cnty VA Gen. Oblig. 2% 8/1/2032	1,095,000	993,563
Manassas VA Gen. Oblig. 1.75% 1/1/2035	2,615,000	2,203,686
Manassas VA Gen. Oblig. 1.75% 1/1/2036	2,640,000	2,170,480
Manassas VA Gen. Oblig. 2% 1/1/2034	2,555,000	2,253,622
Richmond VA Gen. Oblig. Series 2020 A, 2% 7/15/2036	250,000	206,870
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	3,445,000	3,263,452
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2034	1,050,000	1,125,008
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2035	2,500,000	2,673,395
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	2,670,000	2,388,556
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2029	6,160,000	6,363,427
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) Series 2022, 4% 5/15/2033	6,530,000	6,896,153
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2036	1,000,000	1,122,594
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2037	5,090,000	5,681,786
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,370,000	2,638,788
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	2,510,000	2,777,980
TOTAL GENERAL OBLIGATIONS		46,029,923
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2027	120,000	122,623
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2028	1,175,000	1,225,374
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2030	1,265,000	1,365,609
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2032	1,005,000	1,078,297
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	18,810,000	20,056,751
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	5,455,000	5,728,484
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2028	1,100,000	1,133,866
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2029	1,400,000	1,469,008
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2030	1,600,000	1,677,591
TOTAL HEALTH CARE		33,857,603
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	4,440,000	4,528,870
Transportation - 0.4%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (c)	1,850,000	1,832,826
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (c)	3,200,000	3,152,687
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (c)	2,750,000	2,714,182
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 1/1/2037 (c)	6,265,000	6,574,952
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2033 (c)	5,765,000	6,180,934
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2036 (c)	2,875,000	3,031,445
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2036 (c)	3,000,000	2,991,085
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2037 (c)	4,500,000	4,465,979
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2038 (c)	4,750,000	4,679,415
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2039 (c)	12,775,000	12,473,058
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2040 (c)	3,500,000	3,441,143
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2033 (c)	1,590,000	1,606,071
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (c)	2,540,000	2,544,410
TOTAL TRANSPORTATION		55,688,187
Water & Sewer - 0.0%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2037	1,395,000	1,132,251
TOTAL VIRGINIA		155,319,855
Washington - 2.6%
Education - 0.1%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,820,000	4,753,262
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2029	550,000	550,142
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2030	2,510,000	2,510,211
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2031	2,635,000	2,634,666
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2033	560,000	554,545
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	5,235,000	4,215,800
TOTAL EDUCATION		15,218,626
Electric Utilities - 0.3%
Energy Norwthwest WA Elec Rev 5% 7/1/2038 (Bonneville Power Administration Guaranteed)	2,900,000	3,286,312
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	11,165,000	12,587,617
Energy Norwthwest WA Elec Rev Series 2022 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	5,750,000	6,429,846
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2035	8,490,000	8,756,874
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2029	1,050,000	1,062,545
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2036	1,140,000	1,150,723
TOTAL ELECTRIC UTILITIES		33,273,917
General Obligations - 0.9%
Benton Cnty Wash Sch Dist No 017 Kennewick Series 2021, 2.5% 12/1/2038 (State of Washington Guaranteed)	1,770,000	1,523,347
King Cnty WA Gen. Oblig. 2% 1/1/2036	1,100,000	943,984
King Cnty WA Gen. Oblig. 2% 1/1/2037	965,000	808,556
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	1,750,000	1,919,899
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	2,750,000	3,005,564
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2040 (State of Washington Guaranteed)	3,200,000	3,483,754
Snohomish Cnty WA Sch Dist #6 Mukilteo Series 2020, 3% 12/1/2037 (State of Washington Guaranteed)	2,000,000	1,888,759
South Correctional Entity Facility Public Development Authority Gen. Oblig. Series 2019, 3% 12/1/2038	2,580,000	2,353,699
State of Washington Gen. Oblig. 5% 2/1/2039	1,275,000	1,397,585
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2032	14,420,000	14,777,404
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	9,530,000	10,154,295
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	2,625,000	2,831,687
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	1,435,000	1,594,184
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	1,735,000	1,738,250
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,735,000	1,738,250
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2032	24,300,000	24,902,283
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	30,735,000	31,473,531
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	6,665,000	6,838,849
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	2,250,000	2,399,401
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	4,120,000	4,270,681
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	9,630,000	9,982,198
TOTAL GENERAL OBLIGATIONS		130,026,160
Health Care - 0.3%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	1,175,000	1,177,678
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2028	3,825,000	3,912,479
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2031	5,780,000	5,893,796
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2032	1,520,000	1,549,195
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2031	1,000,000	1,052,940
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2035	1,500,000	1,566,846
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	3,095,000	2,975,673
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2026	1,935,000	1,935,000
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	3,100,000	3,174,978
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	610,000	621,935
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	5,305,000	5,358,627
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2027	2,430,000	2,494,456
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2028	3,225,000	3,377,295
TOTAL HEALTH CARE		35,090,898
Housing - 0.0%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	1,555,000	1,571,063
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 2% 12/1/2033	1,435,000	1,245,174
Washington St Hsg Fin Commn Multifamily Tax-Exempt Mtg-Bkd Bonds Series 2022A, 2.85% 9/1/2042 (Fannie Mae Guaranteed)	2,979,144	2,289,363
TOTAL HOUSING		5,105,600
Special Tax - 0.3%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	3,770,000	3,144,426
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	40,650,000	41,588,157
TOTAL SPECIAL TAX		44,732,583
Transportation - 0.7%
Port Seattle WA Rev 5% 2/1/2029	2,430,000	2,433,351
Port Seattle WA Rev Series 2018A, 5% 5/1/2029 (c)	1,515,000	1,541,581
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (c)	2,290,000	2,318,999
Port Seattle WA Rev Series 2019, 5% 4/1/2028 (c)	2,250,000	2,336,684
Port Seattle WA Rev Series 2024B, 5% 7/1/2034 (c)	7,000,000	7,785,058
Port Seattle WA Rev Series 2024B, 5% 7/1/2035 (c)	13,785,000	15,315,918
Port Seattle WA Rev Series 2025 B, 5% 10/1/2036 (c)	4,400,000	4,908,864
Port Seattle WA Rev Series 2025 B, 5% 10/1/2037 (c)	7,500,000	8,311,057
Port Seattle WA Rev Series 2025 B, 5% 10/1/2038 (c)	6,000,000	6,588,110
Port Seattle WA Rev Series 2025 B, 5% 10/1/2039 (c)	5,000,000	5,461,826
Port Seattle WA Rev Series 2025 B, 5% 10/1/2040 (c)	7,500,000	8,150,447
Port Seattle WA Rev Series 2025 B, 5.25% 10/1/2041 (c)	20,000,000	22,109,327
Port Seattle WA Rev Series B, 5% 10/1/2026 (c)	3,625,000	3,628,406
Port Seattle WA Rev Series B, 5% 10/1/2029 (c)	4,615,000	4,635,875
TOTAL TRANSPORTATION		95,525,503
TOTAL WASHINGTON		358,973,287
West Virginia - 0.2%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	3,425,000	3,451,586
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2036	4,170,000	4,188,847
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	3,725,000	3,660,810
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	13,790,000	14,988,577
TOTAL HEALTH CARE		22,838,234
Resource Recovery - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2014A, 3.75% tender 4/1/2036 (b)(c)	2,160,000	2,165,814
TOTAL WEST VIRGINIA		28,455,634
Wisconsin - 1.5%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2030 (d)	300,000	306,386
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	4,075,000	4,262,000
TOTAL EDUCATION		4,568,386
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2030 (Escrowed to Maturity) (d)	55,000	57,612
General Obligations - 0.5%
Howard Suamico WI Scd 2% 3/1/2037	4,410,000	3,567,389
Kohler Wis Sch Dist 2% 3/1/2035	1,135,000	947,902
Kohler Wis Sch Dist 2% 3/1/2036	1,160,000	945,022
Kohler Wis Sch Dist 2% 3/1/2037	1,180,000	937,246
Madison WI Gen. Oblig. 2% 10/1/2031	1,130,000	1,034,913
Madison WI Gen. Oblig. 2% 10/1/2033	1,130,000	984,763
Marathon Cnty Wis Gen. Oblig. Series 2021 B, 2.125% 2/1/2041	1,600,000	1,206,462
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2030	1,200,000	1,297,786
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2031	800,000	878,154
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2033	1,350,000	1,520,112
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2036	1,115,000	1,244,667
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2037	4,745,000	5,298,185
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2038	4,835,000	5,381,489
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2039	2,510,000	2,780,468
Racine WI Uni Sch Dist 5% 4/1/2034 (Assured Guaranty Inc Insured)	1,860,000	2,071,444
Racine WI Uni Sch Dist 5% 4/1/2036 (Assured Guaranty Inc Insured)	1,100,000	1,211,769
Racine WI Uni Sch Dist 5% 4/1/2037 (Assured Guaranty Inc Insured)	2,375,000	2,600,372
Racine WI Uni Sch Dist 5% 4/1/2038 (Assured Guaranty Inc Insured)	2,490,000	2,720,144
Racine WI Uni Sch Dist 5% 4/1/2039 (Assured Guaranty Inc Insured)	1,300,000	1,415,810
Racine WI Uni Sch Dist 5% 4/1/2040 (Assured Guaranty Inc Insured)	900,000	977,619
Wisconsin St Gen. Oblig. 5% 5/1/2034	3,000,000	3,339,618
Wisconsin St Gen. Oblig. 5% 5/1/2035	3,000,000	3,328,318
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033	3,985,000	4,533,641
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036	900,000	1,033,817
Wisconsin St Gen. Oblig. Series 2027 1, 5% 5/1/2030 (e)	4,760,000	5,088,330
Wisconsin St Gen. Oblig. Series 2027 1, 5% 5/1/2031 (e)	4,550,000	4,943,427
Wisconsin St Gen. Oblig. Series 2027 1, 5% 5/1/2032 (e)	1,325,000	1,460,250
TOTAL GENERAL OBLIGATIONS		62,749,117
Health Care - 0.8%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	20,085,000	18,933,730
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	790,000	804,611
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	1,050,000	1,108,447
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2034	1,000,000	1,047,422
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2038	1,050,000	1,088,005
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2033	1,310,000	1,464,859
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2034	1,000,000	1,128,416
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2035	1,150,000	1,299,806
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2037	750,000	836,046
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,515,000	2,518,951
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2031	1,000,000	1,056,141
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2032	1,750,000	1,845,574
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2034	1,720,000	1,803,605
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	7,105,000	7,532,836
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	4,900,000	5,177,822
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2036	1,050,000	1,178,742
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2038	1,000,000	1,105,593
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2039	1,250,000	1,374,912
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2040	450,000	490,662
Wisconsin St Health & Edl Facs Auth Rev (Fort Healthcare Inc Proj.) Series 2024 B, 5% tender 10/1/2054 (b)	7,165,000	7,768,889
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	7,850,000	7,125,918
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	4,705,000	4,211,661
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	2,445,000	2,153,010
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	4,870,000	4,738,562
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.25% 2/15/2035	5,575,000	6,212,000
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.25% 2/15/2036	12,925,000	14,326,887
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	4,675,000	4,901,425
TOTAL HEALTH CARE		103,234,532
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) 3.5% 9/1/2050	3,360,000	3,356,655
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	2,065,000	2,037,016
TOTAL HOUSING		5,393,671
Industrial Development - 0.0%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (d)	4,000,000	3,250,831
Special Tax - 0.1%
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	1,050,000	939,879
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2031 (Assured Guaranty Inc Insured) (f)	1,350,000	1,121,365
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2032 (Assured Guaranty Inc Insured) (f)	2,800,000	2,234,532
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2033 (Assured Guaranty Inc Insured) (f)	1,350,000	1,032,788
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2034 (Assured Guaranty Inc Insured) (f)	1,250,000	914,535
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2028 (Assured Guaranty Inc Insured) (f)	255,000	236,664
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	390,000	349,692
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2031 (Assured Guaranty Inc Insured) (f)	1,000,000	832,872
TOTAL SPECIAL TAX		7,662,327
Water & Sewer - 0.1%
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2035	2,435,000	2,041,376
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2036	2,490,000	2,034,602
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2037	2,545,000	2,024,876
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2038	2,605,000	2,021,334
Milwaukee Wis Met Sew Dist Gen. Oblig. 5% 10/1/2037	5,000,000	5,507,260
TOTAL WATER & SEWER		13,629,448
TOTAL WISCONSIN		200,545,924
TOTAL MUNICIPAL SECURITIES (Cost $13,498,612,701)		13,536,462,244

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $113,175,122)	2.87	113,152,501	113,175,131

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $13,611,787,823)	13,649,637,375
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,363,179)
NET ASSETS - 100.0%	13,641,274,196

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,267,297 or 0.7% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Zero coupon bond which is issued at a discount.
(g)	Level 3 security.
(h)	Non-income producing - Security is in default.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	669,401,858	1,387,459,279	1,943,686,005	8,064,559	-	(1)	113,175,131	113,152,501	3.8%
Total	669,401,858	1,387,459,279	1,943,686,005	8,064,559	-	(1)	113,175,131

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	654,980,366	-	651,707,183	3,273,183
Electric Utilities	779,754,304	-	779,754,304	-
Escrowed/Pre-Refunded	13,865,431	-	13,865,431	-
General Obligations	5,561,834,660	-	5,561,834,660	-
Health Care	1,540,570,986	-	1,537,270,986	3,300,000
Housing	615,659,291	-	615,659,291	-
Industrial Development	207,135,536	-	207,135,536	-
Other	36,781,636	-	36,781,636	-
Resource Recovery	71,809,919	-	71,809,919	-
Special Tax	807,459,165	-	807,459,165	-
Tobacco Bonds	34,658,643	-	34,658,643	-
Transportation	2,628,916,458	-	2,628,916,458	-
Water & Sewer	583,035,849	-	583,035,849	-

Money Market Funds	113,175,131	113,175,131	-	-
Total Investments in Securities:	13,649,637,375	113,175,131	13,529,889,061	6,573,183
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,498,612,701)	$13,536,462,244
Fidelity Central Funds (cost $113,175,122)	113,175,131

Total Investment in Securities (cost $13,611,787,823)		$13,649,637,375
Cash		113,485,703
Receivable for investments sold		19,500,000
Receivable for fund shares sold		7,396,739
Interest receivable		154,399,819
Distributions receivable from Fidelity Central Funds		639,010
Receivable from investment adviser for expense reductions		289,552
Other receivables		306
Total assets		13,945,348,504
Liabilities
Payable for investments purchased
Regular delivery	$115,699,861
Delayed delivery	153,671,103
Payable for fund shares redeemed	18,702,731
Distributions payable	11,635,193
Accrued management fee	3,087,447
Distribution and service plan fees payable	27,646
Other affiliated payables	1,192,699
Other payables and accrued expenses	57,628
Total liabilities		304,074,308
Net Assets		$13,641,274,196
Net Assets consist of:
Paid in capital		$13,681,675,158
Total accumulated earnings (loss)		(40,400,962)
Net Assets		$13,641,274,196

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($94,774,535 ÷ 9,236,490 shares)(a)		$10.26
Maximum offering price per share (100/96.00 of $10.26)		$10.69
Class M :
Net Asset Value and redemption price per share ($8,369,257 ÷ 816,206 shares)(a)		$10.25
Maximum offering price per share (100/96.00 of $10.25)		$10.68
Class C :
Net Asset Value and offering price per share ($7,286,751 ÷ 709,911 shares)(a)		$10.26
Intermediate Municipal Income :
Net Asset Value, offering price and redemption price per share ($4,518,690,338 ÷ 440,716,581 shares)		$10.25
Class I :
Net Asset Value, offering price and redemption price per share ($2,123,153,128 ÷ 206,752,034 shares)		$10.27
Class Z :
Net Asset Value, offering price and redemption price per share ($6,886,994,968 ÷ 670,422,357 shares)		$10.27
ETF Class :
Net Asset Value, offering price and redemption price per share ($2,005,219 ÷ 100,000 shares)		$20.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$226,703,120
Income from Fidelity Central Funds		8,064,559
Total income		234,767,679
Expenses
Management fee	$18,599,730
Transfer agent fees	6,729,387
Distribution and service plan fees	169,982
Accounting fees and expenses	517,249
Custodian fees and expenses	51,245
Independent trustees' fees and expenses	14,046
Registration fees	115,284
Audit fees	31,448
Legal	7,214
Miscellaneous	24,159
Total expenses before reductions	26,259,744
Expense reductions	(1,346,566)
Total expenses after reductions		24,913,178
Net Investment income (loss)		209,854,501
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,988,203)
Total net realized gain (loss)		(2,988,203)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(26,004,890)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(26,004,891)
Net gain (loss)		(28,993,094)
Net increase (decrease) in net assets resulting from operations		$180,861,407
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$209,854,501	$383,200,541
Net realized gain (loss)	(2,988,203)	(28,374,292)
Change in net unrealized appreciation (depreciation)	(26,004,891)	302,388,369
Net increase (decrease) in net assets resulting from operations	180,861,407	657,214,618
Distributions to shareholders	(205,465,334)	(376,593,012)

Share transactions - net increase (decrease)	(327,469,301)	1,593,926,456
Total increase (decrease) in net assets	(352,073,228)	1,874,548,062

Net Assets
Beginning of period	13,993,347,424	12,118,799,362
End of period	$13,641,274,196	$13,993,347,424

Financial Highlights
Fidelity Advisor® Intermediate Municipal Income Fund Class A

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.06	$10.20	$9.90	$10.79	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.136	.262	.240	.217	.173	.157
Net realized and unrealized gain (loss)	(.013)	.205	(.144)	.298	(.890)	(.059)
Total from investment operations	.123	.467	.096	.515	(.717)	.098
Distributions from net investment income	(.133)	(.256)	(.235)	(.215)	(.172)	(.158)
Distributions from net realized gain	-	(.001)	(.001)	-	(.001)	(.020)
Total distributions	(.133)	(.257)	(.236)	(.215)	(.173)	(.178)
Net asset value, end of period	$10.26	$10.27	$10.06	$10.20	$9.90	$10.79
Total Return C,D,E	1.20%	4.71%	.96%	5.28%	(6.65)%	.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.70%	.69%	.68%	.67%	.64%
Expenses net of fee waivers, if any	.68 % H	.68%	.68%	.68%	.67%	.64%
Expenses net of all reductions, if any	.68% H	.68%	.68%	.68%	.67%	.64%
Net investment income (loss)	2.67% H	2.60%	2.37%	2.18%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$94,775	$96,483	$107,463	$113,907	$111,807	$166,197
Portfolio turnover rate I	24 % H	15%	19%	14%	20%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class M

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.06	$10.19	$9.90	$10.78	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.137	.265	.243	.221	.178	.162
Net realized and unrealized gain (loss)	(.023)	.205	(.134)	.288	(.880)	(.070)
Total from investment operations	.114	.470	.109	.509	(.702)	.092
Distributions from net investment income	(.134)	(.259)	(.238)	(.219)	(.177)	(.162)
Distributions from net realized gain	-	(.001)	(.001)	-	(.001)	(.020)
Total distributions	(.134)	(.260)	(.239)	(.219)	(.178)	(.182)
Net asset value, end of period	$10.25	$10.27	$10.06	$10.19	$9.90	$10.78
Total Return C,D,E	1.12%	4.74%	1.09%	5.21%	(6.51)%	.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.66%	.65%	.64%	.61%	.60%
Expenses net of fee waivers, if any	.65 % H	.65%	.65%	.64%	.61%	.60%
Expenses net of all reductions, if any	.65% H	.65%	.65%	.64%	.61%	.60%
Net investment income (loss)	2.69% H	2.63%	2.40%	2.22%	1.77%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$8,369	$10,257	$10,623	$11,713	$11,877	$11,071
Portfolio turnover rate I	24 % H	15%	19%	14%	20%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class C

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.07	$10.20	$9.91	$10.79	$10.88
Income from Investment Operations
Net investment income (loss) A,B	.098	.188	.166	.147	.102	.079
Net realized and unrealized gain (loss)	(.023)	.205	(.134)	.288	(.880)	(.070)
Total from investment operations	.075	.393	.032	.435	(.778)	.009
Distributions from net investment income	(.095)	(.182)	(.161)	(.145)	(.101)	(.079)
Distributions from net realized gain	-	(.001)	(.001)	-	(.001)	(.020)
Total distributions	(.095)	(.183)	(.162)	(.145)	(.102)	(.099)
Net asset value, end of period	$10.26	$10.28	$10.07	$10.20	$9.91	$10.79
Total Return C,D,E	.73%	3.94%	.32%	4.43%	(7.21)%	.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.43% H	1.42%	1.41%	1.38%	1.37%	1.37%
Expenses net of fee waivers, if any	1.43 % H	1.42%	1.41%	1.38%	1.37%	1.37%
Expenses net of all reductions, if any	1.43% H	1.42%	1.41%	1.38%	1.37%	1.37%
Net investment income (loss)	1.92% H	1.86%	1.64%	1.47%	1.01%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$7,287	$7,585	$8,145	$9,789	$11,488	$16,255
Portfolio turnover rate I	24 % H	15%	19%	14%	20%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Intermediate Municipal Income Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.06	$10.19	$9.90	$10.78	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.152	.293	.271	.248	.204	.192
Net realized and unrealized gain (loss)	(.024)	.205	(.134)	.288	(.880)	(.069)
Total from investment operations	.128	.498	.137	.536	(.676)	.123
Distributions from net investment income	(.148)	(.287)	(.266)	(.246)	(.203)	(.193)
Distributions from net realized gain	-	(.001)	(.001)	-	(.001)	(.020)
Total distributions	(.148)	(.288)	(.267)	(.246)	(.204)	(.213)
Net asset value, end of period	$10.25	$10.27	$10.06	$10.19	$9.90	$10.78
Total Return C,D	1.26%	5.04%	1.37%	5.51%	(6.27)%	1.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39% G	.39%	.38%	.36%	.35%	.32%
Expenses net of fee waivers, if any	.37 % G	.37%	.37%	.36%	.35%	.32%
Expenses net of all reductions, if any	.37% G	.37%	.37%	.36%	.35%	.32%
Net investment income (loss)	2.98% G	2.91%	2.68%	2.50%	2.03%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$4,518,690	$4,555,080	$4,343,945	$4,695,105	$4,757,973	$5,501,159
Portfolio turnover rate H	24 % G	15%	19%	14%	20%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class I

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.07	$10.21	$9.91	$10.80	$10.88
Income from Investment Operations
Net investment income (loss) A,B	.148	.286	.264	.241	.197	.185
Net realized and unrealized gain (loss)	(.013)	.205	(.143)	.298	(.889)	(.060)
Total from investment operations	.135	.491	.121	.539	(.692)	.125
Distributions from net investment income	(.145)	(.280)	(.260)	(.239)	(.197)	(.185)
Distributions from net realized gain	-	(.001)	(.001)	-	(.001)	(.020)
Total distributions	(.145)	(.281)	(.261)	(.239)	(.198)	(.205)
Net asset value, end of period	$10.27	$10.28	$10.07	$10.21	$9.91	$10.80
Total Return C,D	1.32%	4.96%	1.20%	5.53%	(6.41)%	1.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.45%	.44%	.43%	.42%	.39%
Expenses net of fee waivers, if any	.44 % G	.44%	.44%	.43%	.42%	.39%
Expenses net of all reductions, if any	.44% G	.44%	.44%	.43%	.42%	.39%
Net investment income (loss)	2.90% G	2.84%	2.61%	2.42%	1.96%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$2,123,153	$2,467,326	$1,740,977	$1,587,677	$1,287,824	$1,220,985
Portfolio turnover rate H	24 % G	15%	19%	14%	20%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class Z

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.29	$10.08	$10.21	$9.92	$10.80	$10.89
Income from Investment Operations
Net investment income (loss) A,B	.155	.300	.278	.254	.209	.198
Net realized and unrealized gain (loss)	(.023)	.205	(.134)	.288	(.879)	(.069)
Total from investment operations	.132	.505	.144	.542	(.670)	.129
Distributions from net investment income	(.152)	(.294)	(.273)	(.252)	(.209)	(.199)
Distributions from net realized gain	-	(.001)	(.001)	-	(.001)	(.020)
Total distributions	(.152)	(.295)	(.274)	(.252)	(.210)	(.219)
Net asset value, end of period	$10.27	$10.29	$10.08	$10.21	$9.92	$10.80
Total Return C,D	1.29%	5.09%	1.43%	5.56%	(6.20)%	1.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.33% G	.32%	.32%	.31%	.29%	.27%
Expenses net of fee waivers, if any	.31 % G	.31%	.31%	.31%	.29%	.27%
Expenses net of all reductions, if any	.31% G	.31%	.31%	.31%	.29%	.27%
Net investment income (loss)	3.04% G	2.97%	2.74%	2.55%	2.09%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$6,886,995	$6,856,616	$5,907,646	$5,113,683	$4,476,079	$3,679,575
Portfolio turnover rate H	24 % G	15%	19%	14%	20%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Intermediate Municipal Income Fund ETF Class

Six months ended June 30, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.022
Net realized and unrealized gain (loss)	.028
Total from investment operations	.050
Net asset value, end of period	$20.05
Total Return D,E,F	.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.66% I
Expenses net of fee waivers, if any	.30 % I
Expenses net of all reductions, if any	.30% I
Net investment income (loss)	2.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,005
Portfolio turnover rate J	24 % I

AFor the period June 16, 2026 (commencement of sale of shares) through June 30, 2026.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of ETF Class shares on June 16, 2026. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income, Class I, Class Z and ETF Class shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Z Class are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. ETF Class shares are listed on The Nasdaq Stock Market LLC.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the listing exchange or the New York Stock Exchange (NYSE), as applicable, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Each class also differs with respect to exchange listing and blue sky filing fees. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income, except for ETF Class which declares, records, and pays distributions monthly. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$194,210,320
Gross unrealized depreciation	(137,879,647)
Net unrealized appreciation (depreciation)	$56,330,673
Tax cost	$13,593,306,702

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(11,412,799)
Long-term	(82,748,328)
Total capital loss carryforward	$(94,161,127)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Municipal Income Fund	2,024,100,136	1,594,419,836
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .27% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	120,252	8,710
Class M	- %	.25%	11,938	-
Class C	.75%	.25%	37,792	3,879
			169,982	12,589

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,954
Class M	165
Class C A	19
3,138

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class except ETF Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the respective classes of the Fund, each class except ETF Class. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Bank of New York Mellon (BNY), which is not an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for ETF Class. BNY receives a fixed dollar amount for ETF Class transfer agent fees.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	81,735.17
Class M	6,660.14
Class C	5,262.14
Intermediate Municipal Income	2,679,490.12
Class I	2,191,674.18
Class Z	1,763,566.05
ETF Class	1,000	1.22
	6,729,387

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Intermediate Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Intermediate Municipal Income Fund	1,189,236	39,763,525	21,546
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Intermediate Municipal Income Fund	8,868
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.68%	9,170
Class M	.65%	879
Class C	1.43%	-
Intermediate Municipal Income	.37%	547,369
Class I	.44%	217,783
Class Z	.31%	567,379
ETF Class	.30%	954
		1,343,534

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of ETF Class class-level operating expenses in the amount of $165.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,867.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$1,241,707	$2,513,971
Class M	124,399	261,192
Class C	69,625	140,444
Intermediate Municipal Income	65,893,320	128,383,419
Class I	34,146,664	62,924,217
Class Z	103,989,619	182,369,769
Total	$205,465,334	$376,593,012
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Intermediate Municipal Income Fund
Class A
Shares sold	895,634	2,216,431	$9,206,136	$22,396,711
Reinvestment of distributions	114,351	234,737	1,174,842	2,371,509
Shares redeemed	(1,164,985)	(3,738,097)	(11,948,769)	(37,665,155)
Net increase (decrease)	(155,000)	(1,286,929)	$(1,567,791)	$(12,896,935)
Class M
Shares sold	6,361	75,009	$64,854	$761,684
Reinvestment of distributions	11,257	24,097	115,563	243,344
Shares redeemed	(200,496)	(156,315)	(2,051,361)	(1,573,823)
Net increase (decrease)	(182,878)	(57,209)	$(1,870,944)	$(568,795)
Class C
Shares sold	50,982	117,818	$522,567	$1,184,317
Reinvestment of distributions	6,512	13,366	66,899	135,144
Shares redeemed	(85,647)	(202,214)	(879,336)	(2,044,555)
Net increase (decrease)	(28,153)	(71,030)	$(289,870)	$(725,094)
Intermediate Municipal Income
Shares sold	39,682,773	129,031,799	$407,383,418	$1,290,483,328
Reinvestment of distributions	2,927,986	5,902,157	30,053,872	59,596,949
Shares redeemed	(45,616,599)	(123,187,423)	(467,779,518)	(1,235,267,831)
Net increase (decrease)	(3,005,840)	11,746,533	$(30,342,228)	$114,812,446
Class I
Shares sold	33,302,407	120,285,602	$342,362,786	$1,214,126,838
Reinvestment of distributions	2,999,495	5,637,811	30,838,362	57,035,260
Shares redeemed	(69,523,646)	(58,807,870)	(708,465,560)	(591,643,415)
Net increase (decrease)	(33,221,744)	67,115,543	$(335,264,412)	$679,518,683
Class Z
Shares sold	93,435,200	203,168,236	$960,256,846	$2,049,244,417
Reinvestment of distributions	7,265,977	12,871,800	74,721,102	130,304,164
Shares redeemed	(96,927,741)	(135,747,699)	(995,112,065)	(1,365,762,430)
Net increase (decrease)	3,773,436	80,292,337	$39,865,883	$813,786,151
ETF Class A
Shares sold	100,000	-	$2,000,061	$ -
Net increase (decrease)	100,000	-	$2,000,061	$ -

A Share transactions for ETF Class are for the period June 16, 2026 (commencement of sale of shares) through June 30, 2026.

ETF Class issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. ETF Class is available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of ETF Class. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.706327.128
LIM-SANN-0826
Fidelity Advisor® Multi-Asset Income Fund

Semi-Annual Report
June 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Multi-Asset Income Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 1.5%
	Shares	Value ($)
Fidelity Private Credit Company LLC (m)(n) (Cost $57,867,284)	5,957,775	55,393,603

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point Clo Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.3752% 10/20/2037 (e)(g)(i)	250,000	251,798
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.1052% 7/20/2038 (e)(g)(i)	402,000	405,745
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (e)(g)(i)	1,000,000	1,003,479
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (e)(g)(i)	246,000	246,012
Bbam US CLO III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.8731% 10/15/2038 (e)(g)(i)	500,000	486,633
Bbam US CLO IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 9.9231% 7/15/2039 (e)(g)(i)	500,000	500,000
Benefit Street Partners CLO XXXIX Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.3231% 4/15/2038 (e)(g)(i)	337,000	329,461
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4136% 4/22/2038 (e)(g)(i)	360,000	361,300
Birch Grove CLO 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4252% 10/20/2037 (e)(g)(i)	190,000	188,259
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4166% 10/25/2037 (e)(g)(i)	227,000	227,200
Carval CLO Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0252% 10/20/2037 (e)(g)(i)	323,000	316,391
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9221% 7/21/2038 (e)(g)(i)	493,000	499,091
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (e)(g)(i)	206,000	200,739
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7731% 4/15/2038 (e)(g)(i)	223,000	221,858
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (e)(g)(i)	342,000	342,898
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (i)	1,000,000	1,003,791
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 7/15/2037 (e)(g)(i)	189,000	189,535
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 10/20/2037 (e)(g)(i)	225,000	222,172
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2252% 7/20/2037 (e)(g)(i)	261,000	258,192
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.4252% 4/20/2037 (e)(g)(i)	341,000	341,000
OHA Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.1419% 2/20/2038 (e)(g)(i)	1,000,000	990,255
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8131% 2/15/2038 (e)(g)(i)	154,000	151,763
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3752% 7/20/2037 (e)(g)(i)	1,000,000	1,000,057
Pikes Peak CLO 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4752% 4/20/2038 (e)(g)(i)	138,000	133,384
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6731% 10/15/2039 (e)(g)(i)	395,000	396,212
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		10,015,427
UNITED STATES - 0.0%
Diameter Capital CLO 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 9.8231% 10/15/2037 (e)(g)(i)	250,000	250,539
Hilton Grand Vacations Trust Series 2026-1A Class D, 7.21% 2/25/2043 (i)	445,712	448,597
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4252% 1/20/2038 (e)(g)(i)	181,000	182,090
Systima Capital Management LLC Series 2026-SUP1 Class E, 7.0934% 6/27/2033 (e)(i)	400,000	399,992
TOTAL UNITED STATES		1,281,218
TOTAL ASSET-BACKED SECURITIES (Cost $11,583,105)		11,548,443

Bank Loan Obligations - 2.1%
	Principal Amount (a)	Value ($)
LUXEMBOURG - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (e)(f)(g)	2,587,000	2,295,963
UNITED STATES - 2.0%
Communication Services - 0.2%
Media - 0.2%
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.1467% 12/31/2029 (e)(f)(g)	5,795,802	5,053,244
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9322% 12/31/2030 (e)(f)(g)	1,030,939	893,700
TOTAL COMMUNICATION SERVICES		5,946,944
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 1/23/2032 (e)(f)(g)	32,833,053	32,915,135
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (e)(f)(g)	718,878	689,224
Health Care - 0.3%
Pharmaceuticals - 0.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8939% 10/8/2030 (e)(f)(g)	12,600,506	12,204,724
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (e)(f)(g)	18,629,526	13,952,397
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (e)(f)(g)	2,441,312	2,501,954
TOTAL INDUSTRIALS		16,454,351
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1439% 3/29/2030 (e)(f)(g)	4,224,861	4,214,299
TOTAL UNITED STATES		72,424,677
TOTAL BANK LOAN OBLIGATIONS (Cost $75,613,021)		74,720,640

Common Stocks - 45.6%
	Shares	Value ($)
BRAZIL - 0.0%
Utilities - 0.0%
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3	17
CANADA - 4.3%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.2%
Pizza Pizza Royalty Corp (c)	903,096	8,220,673
Restaurant Brands International Inc	1,046	75,869
		8,296,542
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (b)	75,900	8,369,470
Groupe Dynamite Inc Subordinate Voting Shares	132,000	4,983,099
		13,352,569
TOTAL CONSUMER DISCRETIONARY		21,649,111
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	930	59,279
Metro Inc/CN	1,077	68,861
TOTAL CONSUMER STAPLES		128,140
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd	1,860	73,600
Imperial Oil Ltd	795	89,273
TOTAL ENERGY		162,873
Industrials - 0.2%
Machinery - 0.2%
ATS Corp (b)	221,151	6,374,513
Information Technology - 0.2%
Software - 0.2%
Constellation Software Inc/Canada	4,200	7,906,928
Materials - 3.1%
Chemicals - 0.0%
Neo Performance Materials Inc	69,900	1,832,457
Metals & Mining - 3.1%
Agnico Eagle Mines Ltd/CA (United States)	58,900	9,137,157
Almonty Industries Inc (United States) (b)(c)	5,505,936	91,178,300
G Mining Ventures Corp (b)	479	14,026
Teck Resources Ltd Class B	164,400	9,791,552
		110,121,035
TOTAL MATERIALS		111,953,492
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp	503,309	6,962,752
TOTAL CANADA		155,137,809
FRANCE - 1.3%
Energy - 1.3%
Energy Equipment & Services - 1.3%
Vallourec SACA (b)	1,975,164	46,146,458
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Adidas AG	126	25,859
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Siemens AG	32,436	10,428,411
Information Technology - 0.2%
Software - 0.2%
SAP SE	57,700	8,894,352
TOTAL GERMANY		19,348,622
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd ADR (b)	268,000	9,079,840
ITALY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	265	44,611
JAPAN - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hitachi Ltd	1,623	44,918
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	1,169	259,612
MONACO - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Scorpio Tankers Inc	452,547	31,343,405
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	482	135,456
NORWAY - 2.0%
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Frontline PLC (c)	2,015,383	70,115,175
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	633	302,302
UNITED KINGDOM - 0.9%
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC	141,719	8,769,993
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC	51,275	9,589,935
GSK PLC	2,444	64,162
TOTAL HEALTH CARE		9,654,097
Industrials - 0.4%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC	3,038	58,237
Commercial Services & Supplies - 0.4%
Serco Group PLC	4,787,274	13,906,675
TOTAL INDUSTRIALS		13,964,912
TOTAL UNITED KINGDOM		32,389,002
UNITED STATES - 35.4%
Communication Services - 3.7%
Diversified Telecommunication Services - 0.6%
AT&T Inc	3,210	66,447
Comcast Corp Class A	2,437	59,828
Space Exploration Technologies Corp Class A (c)	125,200	21,391,673
Verizon Communications Inc	2,027	85,823
		21,603,771
Entertainment - 0.0%
Walt Disney Co/The	1,189	114,441
Interactive Media & Services - 3.1%
Alphabet Inc Class A	288,449	103,083,019
Meta Platforms Inc Class A	15,920	8,967,577
		112,050,596
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	522	87,555
TOTAL COMMUNICATION SERVICES		133,856,363
Consumer Discretionary - 4.0%
Automobiles - 0.8%
Tesla Inc (b)	68,700	28,895,220
Broadline Retail - 2.8%
Amazon.com Inc (b)	404,655	96,445,474
Eightco Holdings Inc (b)(c)	4,803,500	3,340,834
		99,786,308
Diversified Consumer Services - 0.0%
H&R Block Inc	779	29,664
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp	540	145,967
SHARPLINK INC (b)(c)	3,086,480	14,815,104
Starbucks Corp	536	54,774
		15,015,845
Specialty Retail - 0.0%
Burlington Stores Inc (b)	156	49,421
Dick's Sporting Goods Inc	278	63,053
Lowe's Cos Inc	654	144,200
TJX Cos Inc/The	841	127,412
		384,086
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc	624	91,341
TOTAL CONSUMER DISCRETIONARY		144,202,464
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Co/The	2,032	165,141
Keurig Dr Pepper Inc	2,798	91,578
		256,719
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Holdings Inc (b)	1,000	87,220
Costco Wholesale Corp	25	23,387
Target Corp	859	112,194
Walmart Inc	1,708	193,449
		416,250
Food Products - 0.0%
JM Smucker Co	279	31,387
Mondelez International Inc	751	43,438
		74,825
Household Products - 0.0%
Clorox Co/The	237	22,619
Procter & Gamble Co/The	1,322	193,858
		216,477
Personal Care Products - 0.0%
Kenvue Inc	1,867	35,678
TOTAL CONSUMER STAPLES		999,949
Energy - 7.6%
Oil, Gas & Consumable Fuels - 7.6%
Cheniere Energy Inc	60,000	14,340,600
Chevron Corp	231	38,290
DHT Holdings Inc	6,881,130	113,745,079
Enterprise Products Partners LP	1,731	63,632
Exxon Mobil Corp	2,663	364,085
Hess Midstream LP Class A	337,728	12,698,573
International Seaways Inc (c)	1,654,463	126,715,321
Phillips 66	232	39,220
Shell PLC	2,383	92,591
Valero Energy Corp	186	48,442
TOTAL ENERGY		268,145,833
Financials - 0.8%
Banks - 0.5%
Bank of America Corp	3,958	225,527
Huntington Bancshares Inc/OH	5,092	90,281
JPMorgan Chase & Co	51,818	16,961,586
M&T Bank Corp	595	141,616
PNC Financial Services Group Inc/The	663	163,244
US Bancorp	1,761	106,364
Wells Fargo & Co	2,591	214,120
		17,902,738
Capital Markets - 0.3%
Bank of New York Mellon Corp/The	68,000	9,833,480
Blackrock Inc	86	82,694
Charles Schwab Corp/The	1,417	130,747
		10,046,921
Consumer Finance - 0.0%
Capital One Financial Corp	397	79,646
Financial Services - 0.0%
Apollo Global Management Inc	454	53,713
Visa Inc Class A	278	95,379
		149,092
Insurance - 0.0%
American Financial Group Inc/OH	576	80,605
Chubb Ltd	608	207,170
Hartford Insurance Group Inc/The	949	125,761
Marsh & McLennan Cos Inc	637	106,169
Travelers Companies Inc/The	447	147,564
		667,269
TOTAL FINANCIALS		28,845,666
Health Care - 6.7%
Biotechnology - 1.3%
AbbVie Inc	1,276	321,093
Biogen Inc (b)	32,636	7,051,334
Caris Life Sciences Inc (b)	477,873	8,515,697
Gilead Sciences Inc	70,975	8,966,982
Insmed Inc (b)	66,891	7,131,918
Moderna Inc (b)	192,800	13,501,784
		45,488,808
Health Care Equipment & Supplies - 1.3%
Anteris Technologies Global Corp (b)	30,100	296,485
Intuitive Surgical Inc (b)	21,400	8,510,352
Strive Inc Class A (b)(c)	3,294,664	35,944,784
		44,751,621
Health Care Providers & Services - 0.3%
HCA Healthcare Inc	27,700	10,799,953
UnitedHealth Group Inc	494	205,320
		11,005,273
Life Sciences Tools & Services - 0.5%
Danaher Corp	51,224	9,757,148
Thermo Fisher Scientific Inc	17,600	8,823,936
		18,581,084
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co	154,660	8,911,509
Eli Lilly & Co	58,621	70,311,786
Johnson & Johnson	1,108	281,399
Merck & Co Inc	144,544	18,573,904
Novartis AG ADR	59,800	9,371,856
Royalty Pharma PLC Class A	178,956	10,034,063
		117,484,517
TOTAL HEALTH CARE		237,311,303
Industrials - 1.9%
Aerospace & Defense - 0.6%
Axon Enterprise Inc (b)	23,800	13,342,518
Byrna Technologies Inc (b)(c)	922,246	6,188,271
GE Aerospace	394	147,250
General Dynamics Corp	264	93,519
Huntington Ingalls Industries Inc	233	65,214
Northrop Grumman Corp	151	76,906
		19,913,678
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	451	48,483
Building Products - 0.0%
Johnson Controls International plc	922	134,713
Commercial Services & Supplies - 0.0%
Vestis Corp (b)	44	639
Electrical Equipment - 0.7%
AMETEK Inc	347	83,953
GE Vernova Inc	6,297	7,398,093
Regal Rexnord Corp	67,062	15,973,498
		23,455,544
Machinery - 0.0%
Crane Co	358	79,859
ITT Inc	853	168,689
		248,548
Passenger Airlines - 0.6%
Delta Air Lines Inc	247,400	23,171,484
Professional Services - 0.0%
KBR Inc	468	16,160
Trading Companies & Distributors - 0.0%
Watsco Inc	193	80,429
TOTAL INDUSTRIALS		67,069,678
Information Technology - 8.8%
Communications Equipment - 0.0%
Cisco Systems Inc	6,598	775,001
Electronic Equipment, Instruments & Components - 0.0%
Crane NXT Co	738	37,756
IT Services - 0.8%
Amdocs Ltd	742	37,501
GTT Communications Inc (b)(d)	1,508	54,243
IBM Corporation	36,639	10,303,253
Okta Inc Class A (b)	133,000	18,147,850
		28,542,847
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices Inc (b)	34,500	20,041,395
Analog Devices Inc	285	113,193
Broadcom Inc	22,969	8,676,540
Micron Technology Inc	17,100	19,738,359
NVIDIA Corp	457,900	91,621,211
		140,190,698
Software - 2.4%
BitMine Immersion Technologies Inc (c)	2,602,293	34,636,521
Clear Secure Inc Class A	134,519	7,496,744
Gen Digital Inc	1,741	43,333
Microsoft Corp	49,308	18,392,870
Palantir Technologies Inc Class A (b)	77,400	9,030,258
Salesforce Inc	49,200	7,707,672
ServiceNow Inc (b)	97,440	9,673,843
		86,981,241
Technology Hardware, Storage & Peripherals - 1.6%
Apple Inc	193,613	56,023,858
TOTAL INFORMATION TECHNOLOGY		312,551,401
Materials - 0.5%
Chemicals - 0.0%
Linde PLC	471	244,421
Containers & Packaging - 0.2%
Ball Corp	1,044	65,146
Crown Holdings Inc	392	43,833
Graphic Packaging Holding CO	769,800	8,136,786
Smurfit Westrock PLC	681	31,503
		8,277,268
Metals & Mining - 0.3%
Alcoa Corp	171,400	8,936,796
TOTAL MATERIALS		17,458,485
Real Estate - 1.1%
Industrial REITs - 0.4%
Americold Realty Trust Inc	862,800	13,563,216
Retail REITs - 0.7%
Macerich Co/The	537,400	13,537,106
Tanger Inc	316,000	12,472,520
		26,009,626
Specialized REITs - 0.0%
American Tower Corp	269	44,000
Lamar Advertising Co Class A	622	97,020
Public Storage	253	80,532
		221,552
TOTAL REAL ESTATE		39,794,394
Utilities - 0.3%
Electric Utilities - 0.0%
Constellation Energy Corp	356	88,420
NextEra Energy Inc	1,505	132,094
NRG Energy Inc	148	21,617
PG&E Corp	3,049	51,284
Southern Co/The	799	76,472
		369,887
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	453	40,172
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	60,573	9,608,695
Multi-Utilities - 0.0%
Ameren Corp	318	35,947
CenterPoint Energy Inc	1,061	46,727
WEC Energy Group Inc	324	37,833
		120,507
TOTAL UTILITIES		10,139,261
TOTAL UNITED STATES		1,260,374,797
TOTAL COMMON STOCKS (Cost $1,287,403,596)		1,624,722,024

Convertible Corporate Bonds - 9.8%
	Principal Amount (a)	Value ($)
CANADA - 1.5%
Materials - 1.5%
Metals & Mining - 1.5%
Almonty Industries Inc 2.25% 7/1/2031 (i)	51,315,000	54,650,475
MONACO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Scorpio Tankers Inc 1.75% 4/15/2031 (i)	25,030,000	24,797,221
UNITED STATES - 7.6%
Communication Services - 0.2%
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (e)	2,790,000	8,711,775
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Rivian Automotive Inc 4.625% 3/15/2029	7,965,000	9,434,286
Financials - 0.5%
Consumer Finance - 0.2%
SoFi Technologies Inc 1.25% 3/15/2029 (i)	4,345,000	8,756,044
Financial Services - 0.3%
Affirm Holdings Inc 0.75% 12/15/2029	8,410,000	9,806,060
TOTAL FINANCIALS		18,562,104
Industrials - 1.1%
Aerospace & Defense - 0.7%
Rocket Lab USA Inc 4.25% 2/1/2029 (i)	1,154,000	22,844,290
Electrical Equipment - 0.2%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (i)	11,760,000	8,766,906
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc 1% 11/15/2031 (i)	7,510,000	8,741,640
TOTAL INDUSTRIALS		40,352,836
Information Technology - 5.1%
IT Services - 1.3%
Cloudflare Inc 0% 6/15/2030 (k)	8,215,000	10,391,975
Snowflake Inc 0% 10/1/2029 (k)	20,085,000	35,512,289
		45,904,264
Semiconductors & Semiconductor Equipment - 1.1%
MKS Inc 1.25% 6/1/2030	4,095,000	12,053,897
ON Semiconductor Corp 0% 5/1/2027 (j)	7,005,000	12,740,695
Synaptics Inc 0.75% 12/1/2031	9,730,000	14,442,301
		39,236,893
Software - 2.7%
CyberArk Software Ltd 0% 6/15/2030 (j)	14,260,000	23,699,376
Datadog Inc 0% 12/1/2029 (k)	7,325,000	10,412,487
Riot Platforms Inc 0.75% 1/15/2030	24,449,000	49,068,412
Terawulf Inc 1% 9/1/2031 (i)	6,185,000	13,225,974
		96,406,249
TOTAL INFORMATION TECHNOLOGY		181,547,406
Materials - 0.4%
Metals & Mining - 0.4%
MP Materials Corp 3% 3/1/2030 (i)	5,140,000	13,864,630
TOTAL UNITED STATES		272,473,037
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $319,248,969)		351,920,733

Convertible Preferred Stocks - 2.7%
	Shares	Value ($)
UNITED STATES - 2.7%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Alphabet Inc Series A 6.25%	549,292	27,579,952
Alphabet Inc Series B 6.25%	548,300	27,491,762
TOTAL COMMUNICATION SERVICES		55,071,714
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (b)(d)	103,820	3,301,476
Industrials - 1.1%
Aerospace & Defense - 1.1%
Boeing Co Series A, 6%	586,021	39,720,503
TOTAL UNITED STATES		98,093,693
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $93,936,396)		98,093,693

Foreign Government and Government Agency Obligations - 0.7%
		Principal Amount (a)	Value ($)
BRAZIL - 0.7%
Brazilian Federative Republic 10% 1/1/2027	BRL	47,055,000	8,952,076
Brazilian Federative Republic 10% 1/1/2029	BRL	49,680,000	8,872,554
Brazilian Federative Republic 10% 1/1/2031	BRL	52,650,000	8,858,929
TOTAL BRAZIL			26,683,559
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,095,370)			26,683,559

Non-Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% (i)(o)	8,015,000	1,903,563
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc 7.5% 1/30/2030	1,500,000	1,544,169
UNITED STATES - 0.3%
Financials - 0.0%
Insurance - 0.0%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (i)	1,975,000	1,738,185
Health Care - 0.3%
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (i)	8,825,000	8,938,278
TOTAL UNITED STATES		10,676,463
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $13,562,553)		14,124,195

Non-Convertible Preferred Stocks - 6.9%
	Shares	Value ($)
UNITED STATES - 6.9%
Health Care - 1.7%
Health Care Equipment & Supplies - 1.7%
Strive Inc 12.5%	653,854	59,886,488
Information Technology - 5.2%
Software - 5.2%
BitMine Immersion Technologies Inc Series A 9.5%	327,680	26,551,910
Strategy Inc 11.5% (h)	288,327	24,462,816
Strategy Inc Series A, 10%	1,453,470	134,751,204
TOTAL INFORMATION TECHNOLOGY		185,765,930
TOTAL UNITED STATES		245,652,418
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $251,154,407)		245,652,418

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(e)(l) (Cost $1,470,682)	1,493,079	1,461,188

U.S. Treasury Obligations - 29.5%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 9/3/2026	3.69	9,126,000	9,066,701
US Treasury Bonds 4.25% 2/15/2054	4.93 to 5.01	92,765,000	82,771,020
US Treasury Bonds 4.625% 11/15/2055	4.90 to 4.98	86,995,000	82,767,587
US Treasury Bonds 4.625% 2/15/2055	5.02 to 5.19	92,550,000	87,936,956
US Treasury Bonds 4.625% 5/15/2054	5.03 to 5.20	92,460,000	87,811,718
US Treasury Bonds 4.75% 2/15/2056	4.86 to 5.00	230,750,000	224,151,993
US Treasury Bonds 4.75% 5/15/2055	4.92 to 4.99	85,335,000	82,778,283
US Treasury Bonds 4.75% 8/15/2055	4.90 to 4.99	85,285,000	82,749,770
US Treasury Bonds 5% 5/15/2056	5.03 to 5.14	88,710,000	89,652,544
US Treasury Notes 4.375% 5/15/2036	4.38 to 4.53	224,890,000	223,695,272
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,045,921,228)			1,053,381,844

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	3.69	61,639,969	61,652,297
Fidelity Securities Lending Cash Central Fund (q)(r)	3.69	140,977,340	140,991,438
TOTAL MONEY MARKET FUNDS (Cost $202,643,735)			202,643,735

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $3,386,500,346)	3,760,346,075
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(185,906,106)
NET ASSETS - 100.0%	3,574,439,969

Currency Abbreviations
BRL	-	Brazilian Real

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $179,775,649 or 5.0% of net assets.

(j)	Zero coupon bond which is issued at a discount.
(k)	Principal Only Strips represent the right to receive the monthly principal payments.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,393,603 or 1.5% of net assets.

(n)	Affiliated fund.
(o)	Non-income producing - Security is in default.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/28/2022 - 6/8/2026	58,565,048

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,081,126	833,113,378	788,544,474	278,647	843	1,424	61,652,297	61,639,969	0.1%
Fidelity Securities Lending Cash Central Fund	131,515,990	459,505,273	450,029,825	235,067	-	-	140,991,438	140,977,340	0.3%
Total	148,597,116	1,292,618,651	1,238,574,299	513,714	843	1,424	202,643,735

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	52,691,188	2,632,718	-	2,488,146	-	214,269	55,393,603	5,957,775
	52,691,188	2,632,718	-	2,488,146	-	214,269	55,393,603

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	55,393,603	-	55,393,603	-

Asset-Backed Securities	11,548,443	-	11,548,443	-

Bank Loan Obligations
Communication Services	5,946,944	-	5,946,944	-
Consumer Discretionary	32,915,135	-	32,915,135	-
Consumer Staples	689,224	-	689,224	-
Financials	2,295,963	-	2,295,963	-
Health Care	12,204,724	-	12,204,724	-
Industrials	16,454,351	-	16,454,351	-
Utilities	4,214,299	-	4,214,299	-

Common Stocks
Communication Services	133,856,363	133,856,363	-	-
Consumer Discretionary	165,877,434	165,851,575	25,859	-
Consumer Staples	9,898,082	1,128,089	8,769,993	-
Energy	415,913,744	369,674,695	46,239,049	-
Financials	28,845,666	28,845,666	-	-
Health Care	256,045,240	255,981,078	64,162	-
Industrials	97,927,043	87,350,866	10,576,177	-
Information Technology	330,050,051	320,841,844	9,153,964	54,243
Materials	129,411,977	129,411,977	-	-
Real Estate	39,794,394	39,794,394	-	-
Utilities	17,102,030	17,102,030	-	-

Convertible Corporate Bonds
Communication Services	8,711,775	-	8,711,775	-
Consumer Discretionary	9,434,286	-	9,434,286	-
Energy	24,797,221	-	24,797,221	-
Financials	18,562,104	-	18,562,104	-
Industrials	40,352,836	-	40,352,836	-
Information Technology	181,547,406	-	181,547,406	-
Materials	68,515,105	-	68,515,105	-

Convertible Preferred Stocks
Communication Services	55,071,714	-	55,071,714	-
Financials	3,301,476	-	-	3,301,476
Industrials	39,720,503	-	39,720,503	-

Foreign Government and Government Agency Obligations	26,683,559	-	26,683,559	-

Non-Convertible Corporate Bonds
Energy	1,544,169	-	1,544,169	-
Financials	1,738,185	-	1,738,185	-
Health Care	8,938,278	-	8,938,278	-
Industrials	1,903,563	-	1,903,563	-

Non-Convertible Preferred Stocks
Health Care	59,886,488	59,886,488	-	-
Information Technology	185,765,930	185,765,930	-	-

Preferred Securities
Financials	1,461,188	-	-	1,461,188

U.S. Treasury Obligations	1,053,381,844	-	1,053,381,844	-

Money Market Funds	202,643,735	202,643,735	-	-
Total Investments in Securities:	3,760,346,075	1,998,134,730	1,757,394,438	4,816,907
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $198,647,127) - See accompanying schedule:
Unaffiliated issuers (cost $3,125,989,327)	$3,502,308,737
Fidelity Central Funds (cost $202,643,735)	202,643,735
Other affiliated issuers (cost $57,867,284)	55,393,603

Total Investment in Securities (cost $3,386,500,346)		$3,760,346,075
Cash		74,610
Foreign currency held at value (cost $310)		310
Receivable for investments sold		7,826,073
Receivable for fund shares sold		3,277,835
Dividends receivable		1,206,153
Interest receivable		15,240,501
Distributions receivable from Fidelity Central Funds		153,970
Total assets		3,788,125,527
Liabilities
Payable for investments purchased	$64,526,014
Payable for fund shares redeemed	4,295,727
Distributions payable	1,599,078
Accrued management fee	1,932,282
Distribution and service plan fees payable	207,033
Other payables and accrued expenses	136,982
Collateral on securities loaned	140,988,442
Total liabilities		213,685,558
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$3,574,439,969
Net Assets consist of:
Paid in capital		$3,151,983,233
Total accumulated earnings (loss)		422,456,736
Net Assets		$3,574,439,969

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($374,890,626 ÷ 23,510,172 shares)(a)		$15.95
Maximum offering price per share (100/96.00 of $15.95)		$16.61
Class M :
Net Asset Value and redemption price per share ($45,701,025 ÷ 2,862,889 shares)(a)		$15.96
Maximum offering price per share (100/96.00 of $15.96)		$16.63
Class C :
Net Asset Value and offering price per share ($141,250,882 ÷ 8,874,430 shares)(a)		$15.92
Fidelity Multi-Asset Income Fund :
Net Asset Value, offering price and redemption price per share ($1,352,015,834 ÷ 84,749,991 shares)		$15.95
Class I :
Net Asset Value, offering price and redemption price per share ($1,018,030,087 ÷ 63,831,205 shares)		$15.95
Class Z :
Net Asset Value, offering price and redemption price per share ($642,551,515 ÷ 40,279,671 shares)		$15.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$31,964,876
Affiliated issuers		2,453,777
Interest		39,933,525
Income from Fidelity Central Funds (including $235,067 from security lending)		513,714
Security lending		20,809
Total income		74,886,701
Expenses
Management fee	$11,483,142
Distribution and service plan fees	1,197,432
Custodian fees and expenses	54,621
Independent trustees' fees and expenses	3,408
Registration fees	74,099
Audit fees	45,929
Legal	6,638
Interest	49,974
Miscellaneous	5,463
Total expenses before reductions	12,920,706
Expense reductions	(203,779)
Total expenses after reductions		12,716,927
Net Investment income (loss)		62,169,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	75,474,909
Fidelity Central Funds	843
Foreign currency transactions	(737,496)
Written options	(1,922,108)
Capital gain distributions from underlying funds:
Affiliated issuers	34,369
Total net realized gain (loss)		72,850,517
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,432,320
Fidelity Central Funds	1,424
Other affiliated issuers	214,269
Assets and liabilities in foreign currencies	190,742
Written options	930,279
Total change in net unrealized appreciation (depreciation)		20,769,034
Net gain (loss)		93,619,551
Net increase (decrease) in net assets resulting from operations		$155,789,325
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,169,774	$113,402,660
Net realized gain (loss)	72,850,517	131,124,049
Change in net unrealized appreciation (depreciation)	20,769,034	134,320,186
Net increase (decrease) in net assets resulting from operations	155,789,325	378,846,895
Distributions to shareholders	(62,989,949)	(116,735,900)

Share transactions - net increase (decrease)	254,374,142	81,475,376
Total increase (decrease) in net assets	347,173,518	343,586,371

Net Assets
Beginning of period	3,227,266,451	2,883,680,080
End of period	$3,574,439,969	$3,227,266,451

Financial Highlights
Fidelity Advisor® Multi-Asset Income Fund Class A

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.48	$14.12	$13.35	$12.48	$14.97	$13.15
Income from Investment Operations
Net investment income (loss) A,B	.268	.529	.484	.527	.440	.339
Net realized and unrealized gain (loss)	.473	1.378	.790	.874	(2.378)	1.923
Total from investment operations	.741	1.907	1.274	1.401	(1.938)	2.262
Distributions from net investment income	(.271)	(.547)	(.504)	(.531)	(.448)	(.407)
Distributions from net realized gain	-	-	-	-	(.104)	(.035)
Total distributions	(.271)	(.547)	(.504)	(.531)	(.552)	(.442)
Net asset value, end of period	$15.95	$15.48	$14.12	$13.35	$12.48	$14.97
Total Return C,D,E	4.78%	13.76%	9.65%	11.43%	(13.08)%	17.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.96%	.98%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	.95 % H	.95%	.97%	.99%	1.00%	1.01%
Expenses net of all reductions, if any	.95% H	.95%	.96%	.99%	1.00%	1.01%
Net investment income (loss)	3.35% H	3.60%	3.47%	4.09%	3.34%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$374,891	$327,136	$269,987	$217,454	$151,549	$132,537
Portfolio turnover rate I	280 % H	225%	230%	175%	256%	150%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class M

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.50	$14.13	$13.37	$12.50	$14.99	$13.15
Income from Investment Operations
Net investment income (loss) A,B	.268	.531	.486	.531	.444	.342
Net realized and unrealized gain (loss)	.463	1.387	.780	.873	(2.379)	1.943
Total from investment operations	.731	1.918	1.266	1.404	(1.935)	2.285
Distributions from net investment income	(.271)	(.548)	(.506)	(.534)	(.451)	(.410)
Distributions from net realized gain	-	-	-	-	(.104)	(.035)
Total distributions	(.271)	(.548)	(.506)	(.534)	(.555)	(.445)
Net asset value, end of period	$15.96	$15.50	$14.13	$13.37	$12.50	$14.99
Total Return C,D,E	4.71%	13.83%	9.58%	11.44%	(13.05)%	17.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.95%	.96%	.98%	.99%	.99%
Expenses net of fee waivers, if any	.95 % H	.94%	.95%	.97%	.99%	.99%
Expenses net of all reductions, if any	.95% H	.94%	.95%	.97%	.99%	.99%
Net investment income (loss)	3.35% H	3.60%	3.49%	4.11%	3.36%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$45,701	$39,043	$31,131	$24,031	$18,176	$18,698
Portfolio turnover rate I	280 % H	225%	230%	175%	256%	150%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class C

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.46	$14.09	$13.33	$12.46	$14.94	$13.13
Income from Investment Operations
Net investment income (loss) A,B	.207	.418	.379	.430	.341	.231
Net realized and unrealized gain (loss)	.463	1.387	.779	.873	(2.368)	1.917
Total from investment operations	.670	1.805	1.158	1.303	(2.027)	2.148
Distributions from net investment income	(.210)	(.435)	(.398)	(.433)	(.349)	(.303)
Distributions from net realized gain	-	-	-	-	(.104)	(.035)
Total distributions	(.210)	(.435)	(.398)	(.433)	(.453)	(.338)
Net asset value, end of period	$15.92	$15.46	$14.09	$13.33	$12.46	$14.94
Total Return C,D,E	4.32%	13.01%	8.76%	10.61%	(13.69)%	16.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.72% H	1.71%	1.72%	1.75%	1.76%	1.76%
Expenses net of fee waivers, if any	1.70 % H	1.70%	1.72%	1.74%	1.76%	1.76%
Expenses net of all reductions, if any	1.70% H	1.70%	1.71%	1.74%	1.75%	1.76%
Net investment income (loss)	2.59% H	2.85%	2.72%	3.34%	2.59%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$141,251	$130,499	$116,372	$97,311	$66,028	$61,356
Portfolio turnover rate I	280 % H	225%	230%	175%	256%	150%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Multi-Asset Income Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.49	$14.13	$13.36	$12.49	$14.98	$13.15
Income from Investment Operations
Net investment income (loss) A,B	.292	.573	.524	.563	.480	.378
Net realized and unrealized gain (loss)	.463	1.377	.790	.873	(2.381)	1.934
Total from investment operations	.755	1.950	1.314	1.436	(1.901)	2.312
Distributions from net investment income	(.295)	(.590)	(.544)	(.566)	(.485)	(.447)
Distributions from net realized gain	-	-	-	-	(.104)	(.035)
Total distributions	(.295)	(.590)	(.544)	(.566)	(.589)	(.482)
Net asset value, end of period	$15.95	$15.49	$14.13	$13.36	$12.49	$14.98
Total Return C,D	4.86%	14.08%	9.96%	11.72%	(12.83)%	17.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66% G	.67%	.69%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.65 % G	.66%	.68%	.72%	.73%	.74%
Expenses net of all reductions, if any	.65% G	.66%	.68%	.72%	.73%	.74%
Net investment income (loss)	3.64% G	3.89%	3.76%	4.36%	3.62%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$1,352,016	$1,282,573	$1,208,234	$1,050,521	$912,819	$1,125,873
Portfolio turnover rate H	280 % G	225%	230%	175%	256%	150%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class I

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.49	$14.12	$13.35	$12.48	$14.97	$13.15
Income from Investment Operations
Net investment income (loss) A,B	.288	.566	.519	.559	.474	.375
Net realized and unrealized gain (loss)	.463	1.388	.789	.874	(2.379)	1.924
Total from investment operations	.751	1.954	1.308	1.433	(1.905)	2.299
Distributions from net investment income	(.291)	(.584)	(.538)	(.563)	(.481)	(.444)
Distributions from net realized gain	-	-	-	-	(.104)	(.035)
Total distributions	(.291)	(.584)	(.538)	(.563)	(.585)	(.479)
Net asset value, end of period	$15.95	$15.49	$14.12	$13.35	$12.48	$14.97
Total Return C,D	4.84%	14.11%	9.92%	11.70%	(12.87)%	17.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71% G	.71%	.72%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.70 % G	.70%	.72%	.75%	.76%	.76%
Expenses net of all reductions, if any	.70% G	.70%	.71%	.75%	.76%	.76%
Net investment income (loss)	3.60% G	3.85%	3.72%	4.33%	3.59%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,018,030	$883,145	$831,384	$695,649	$429,436	$461,353
Portfolio turnover rate H	280 % G	225%	230%	175%	256%	150%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class Z

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.49	$14.12	$13.36	$12.49	$14.98	$13.15
Income from Investment Operations
Net investment income (loss) A,B	.296	.582	.532	.572	.480	.388
Net realized and unrealized gain (loss)	.464	1.387	.781	.874	(2.372)	1.933
Total from investment operations	.760	1.969	1.313	1.446	(1.892)	2.321
Distributions from net investment income	(.300)	(.599)	(.553)	(.576)	(.494)	(.456)
Distributions from net realized gain	-	-	-	-	(.104)	(.035)
Total distributions	(.300)	(.599)	(.553)	(.576)	(.598)	(.491)
Net asset value, end of period	$15.95	$15.49	$14.12	$13.36	$12.49	$14.98
Total Return C,D	4.89%	14.23%	9.95%	11.81%	(12.77)%	17.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61% G	.61%	.63%	.65%	.66%	.67%
Expenses net of fee waivers, if any	.59 % G	.60%	.62%	.65%	.66%	.67%
Expenses net of all reductions, if any	.59% G	.60%	.62%	.65%	.66%	.67%
Net investment income (loss)	3.70% G	3.95%	3.81%	4.43%	3.69%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$642,552	$564,870	$426,573	$258,352	$159,796	$93,316
Portfolio turnover rate H	280 % G	225%	230%	175%	256%	150%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Multi-Asset Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2026 was 9.59%.

The Board of Directors of Fidelity Private Credit Company LLC approved an Agreement and Plan of Merger (the "Merger Agreement") between Fidelity Private Credit Company LLC and Fidelity Private Credit Company II LLC, a Delaware limited liability company. The Merger Agreement provided for the transfer of all the assets and the assumption of all the liabilities of Fidelity Private Credit Company LLC in exchange for corresponding units of Fidelity Private Credit Company II LLC equal in value to the net assets of Fidelity Private Credit Company LLC on the day the reorganization was effective. The reorganization occurred on July 31, 2026. The reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their unit holders. In addition, Fidelity Private Credit Company II LLC was re-named Fidelity Private Credit Company LLC effective July 31, 2026.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$456,925,177
Gross unrealized depreciation	(98,917,546)
Net unrealized appreciation (depreciation)	$358,007,631
Tax cost	$3,402,338,444

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,416,393)
Long-term	-
Total capital loss carryforward	$(3,416,393)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Advisor Multi-Asset Income Fund	Fidelity Private Credit Company LLC	4,549,981
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Multi-Asset Income Fund	3,425,311,155	3,633,774,355
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.69
Class C	.71
Fidelity Multi-Asset Income Fund	.69
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Fidelity Multi-Asset Income Fund	.65
Class I	.69
Class Z	.59

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	446,619	21,683
Class M	- %	.25%	54,540	-
Class C	.75%	.25%	696,273	87,892
			1,197,432	109,575

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	72,865
Class M	6,835
Class C A	22
79,722

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	47,515

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Multi-Asset Income Fund	Borrower	9,149,180	3.87%	49,224

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Multi-Asset Income Fund	182,676,870	249,184,848	17,265,084

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	190,191
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	2,111
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Multi-Asset Income Fund	27,568	3,451	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	65,353,308
10. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Multi-Asset Income Fund	1,304,600	4.14%	750
11. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2027. During the period, this waiver reduced the Fund's management fee by $200,530.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,249.
12. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Advisor Multi-Asset Income Fund
Distributions to shareholders
Class A	$6,016,767	$10,930,967
Class M	734,971	1,280,284
Class C	1,817,799	3,628,029
Fidelity Multi-Asset Income Fund	24,816,047	47,775,285
Class I	17,682,023	33,164,698
Class Z	11,922,342	19,956,637
Total	$62,989,949	$116,735,900
13. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Advisor Multi-Asset Income Fund
Class A
Shares sold	3,909,996	5,083,805	$63,244,194	$75,976,521
Reinvestment of distributions	369,458	732,660	5,971,267	10,836,065
Shares redeemed	(1,895,371)	(3,812,610)	(30,652,917)	(56,062,830)
Net increase (decrease)	2,384,083	2,003,855	$38,562,544	$30,749,756
Class M
Shares sold	491,094	682,167	$7,956,796	$10,061,136
Reinvestment of distributions	43,524	82,132	704,211	1,216,548
Shares redeemed	(190,365)	(448,174)	(3,075,593)	(6,528,075)
Net increase (decrease)	344,253	316,125	$5,585,414	$4,749,609
Class C
Shares sold	1,004,639	1,566,447	$16,254,983	$23,212,215
Reinvestment of distributions	112,320	245,260	1,811,052	3,615,681
Shares redeemed	(685,471)	(1,626,089)	(11,066,746)	(23,808,875)
Net increase (decrease)	431,488	185,618	$6,999,289	$3,019,021
Fidelity Multi-Asset Income Fund
Shares sold	10,515,503	19,007,467	$170,405,660	$284,538,242
Reinvestment of distributions	1,300,220	2,743,424	21,026,871	40,537,531
Shares redeemed	(9,855,900)	(24,497,143)	(159,404,341)	(354,086,158)
Net increase (decrease)	1,959,823	(2,746,252)	$32,028,190	$(29,010,385)
Class I
Shares sold	11,266,196	16,569,849	$182,643,520	$244,663,019
Reinvestment of distributions	1,068,034	2,204,752	17,270,087	32,556,478
Shares redeemed	(5,525,272)	(20,625,700)	(89,453,636)	(298,709,383)
Net increase (decrease)	6,808,958	(1,851,099)	$110,459,971	$(21,489,886)
Class Z
Shares sold	9,173,325	14,766,983	$148,059,027	$217,338,577
Reinvestment of distributions	621,300	1,113,898	10,047,581	16,503,287
Shares redeemed	(5,979,148)	(9,617,449)	(97,367,874)	(140,384,603)
Net increase (decrease)	3,815,477	6,263,432	$60,738,734	$93,457,261
14. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
15. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9865889.110
AMAI-SANN-0826
Fidelity® Series International Developed Markets Bond Index Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series International Developed Markets Bond Index Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 99.0%
		Principal Amount (a)	Value ($)
AUSTRALIA - 4.9%
Australian Commonwealth 1% 11/21/2031 (c)	AUD	108,757,000	63,050,704
Australian Commonwealth 1% 12/21/2030 (c)	AUD	78,512,000	46,967,843
Australian Commonwealth 1.25% 5/21/2032	AUD	63,500,000	36,703,094
Australian Commonwealth 1.5% 6/21/2031	AUD	29,300,000	17,684,397
Australian Commonwealth 1.75% 6/21/2051 (c)	AUD	28,212,000	10,024,119
Australian Commonwealth 2.25% 5/21/2028 (c)	AUD	73,200,000	48,702,486
Australian Commonwealth 2.5% 5/21/2030	AUD	64,800,000	41,900,994
Australian Commonwealth 2.75% 11/21/2027 (c)	AUD	114,551,000	77,478,924
Australian Commonwealth 2.75% 11/21/2028 (c)	AUD	40,367,000	26,917,646
Australian Commonwealth 2.75% 11/21/2029 (c)	AUD	137,813,000	90,603,061
Australian Commonwealth 2.75% 5/21/2041 (c)	AUD	35,678,000	18,960,997
Australian Commonwealth 2.75% 6/21/2035 (c)	AUD	111,000,000	66,004,121
Australian Commonwealth 3% 11/21/2033 (c)	AUD	34,500,000	21,537,357
Australian Commonwealth 3% 3/21/2047 (c)	AUD	24,400,000	12,238,211
Australian Commonwealth 3.25% 4/21/2029 (c)	AUD	64,300,000	43,215,060
Australian Commonwealth 3.25% 6/21/2039 (c)	AUD	25,600,000	14,944,834
Australian Commonwealth 3.5% 12/21/2034 (c)	AUD	88,000,000	56,011,226
Australian Commonwealth 3.75% 4/21/2037 (c)	AUD	29,572,000	18,701,520
Australian Commonwealth 3.75% 5/21/2034 (c)	AUD	39,600,000	25,851,546
Australian Commonwealth 4.25% 12/21/2035 (c)	AUD	29,900,000	19,969,061
Australian Commonwealth 4.25% 3/21/2036 (c)	AUD	43,400,000	28,937,116
Australian Commonwealth 4.25% 6/21/2034 (c)	AUD	12,800,000	8,641,502
Australian Commonwealth 4.5% 4/21/2033 (c)	AUD	72,521,000	50,095,938
Australian Commonwealth 4.75% 6/21/2054 (c)	AUD	18,500,000	11,843,613
Australian Commonwealth 5% 6/21/2036	AUD	4,800,000	3,389,645
TOTAL AUSTRALIA			860,375,015
AUSTRIA - 4.5%
Austrian Republic 0% 10/20/2028 (c)(d)	EUR	8,400,000	9,047,884
Austrian Republic 0% 10/20/2040 (c)(d)	EUR	48,009,000	33,786,617
Austrian Republic 0% 2/20/2030 (c)(d)	EUR	86,862,000	90,206,981
Austrian Republic 0% 2/20/2031 (c)(d)	EUR	71,903,000	72,521,480
Austrian Republic 0.25% 10/20/2036 (c)(d)	EUR	24,709,000	21,080,166
Austrian Republic 0.5% 2/20/2029 (c)(d)	EUR	63,200,000	68,361,670
Austrian Republic 0.7% 4/20/2071 (c)(d)	EUR	900,000	363,869
Austrian Republic 0.75% 2/20/2028 (c)(d)	EUR	61,597,000	68,356,230
Austrian Republic 0.75% 3/20/2051 (c)(d)	EUR	36,477,000	22,117,661
Austrian Republic 0.85% 6/30/2120 (c)(d)	EUR	51,616,000	18,177,719
Austrian Republic 0.9% 2/20/2032 (c)(d)	EUR	15,530,000	15,998,831
Austrian Republic 1.5% 11/2/2086 (c)(d)	EUR	16,500,000	8,991,658
Austrian Republic 1.5% 2/20/2047 (c)(d)	EUR	11,400,000	9,063,800
Austrian Republic 2.1% 9/20/2117 (c)(d)	EUR	6,220,000	4,225,520
Austrian Republic 2.8% 9/20/2032 (c)(d)	EUR	16,700,000	19,029,614
Austrian Republic 2.9% 2/20/2033 (c)(d)	EUR	32,600,000	37,277,889
Austrian Republic 2.9% 2/20/2034 (c)(d)	EUR	77,000,000	87,617,722
Austrian Republic 2.9% 5/23/2029 (c)(d)	EUR	9,400,000	10,828,136
Austrian Republic 2.95% 2/20/2035 (c)(d)	EUR	26,100,000	29,618,699
Austrian Republic 3.15% 10/20/2053 (c)(d)	EUR	18,500,000	19,215,378
Austrian Republic 3.15% 6/20/2044 (c)(d)	EUR	57,180,000	62,103,762
Austrian Republic 3.2% 2/20/2036 (c)(d)	EUR	38,100,000	43,826,298
Austrian Republic 3.8% 1/26/2062 (c)(d)	EUR	12,165,000	14,118,650
Austrian Republic 4.15% 3/15/2037 (c)(d)	EUR	16,199,000	20,112,688
TOTAL AUSTRIA			786,048,922
BELGIUM - 4.9%
Kingdom of Belgium 0% 10/22/2027 (c)(d)	EUR	59,128,000	65,371,081
Kingdom of Belgium 0% 10/22/2031 (c)(d)	EUR	54,206,000	53,195,357
Kingdom of Belgium 0.1% 6/22/2030 (c)(d)	EUR	21,700,000	22,337,282
Kingdom of Belgium 0.35% 6/22/2032 (c)(d)	EUR	51,290,000	50,283,567
Kingdom of Belgium 0.4% 6/22/2040 (c)(d)	EUR	18,700,000	13,595,028
Kingdom of Belgium 0.65% 6/22/2071 (c)(d)	EUR	65,503,000	22,591,995
Kingdom of Belgium 0.8% 6/22/2027 (c)(d)	EUR	6,886,000	7,738,644
Kingdom of Belgium 0.8% 6/22/2028 (c)(d)	EUR	37,586,000	41,485,142
Kingdom of Belgium 0.9% 6/22/2029 (c)(d)	EUR	33,476,000	36,343,274
Kingdom of Belgium 1% 6/22/2031 (c)(d)	EUR	34,381,000	35,918,148
Kingdom of Belgium 1.4% 6/22/2053 (c)(d)	EUR	31,810,000	19,842,832
Kingdom of Belgium 1.6% 6/22/2047 (c)(d)	EUR	19,516,000	14,497,053
Kingdom of Belgium 1.7% 6/22/2050 (c)(d)	EUR	16,649,000	11,901,925
Kingdom of Belgium 1.9% 6/22/2038 (c)(d)	EUR	7,550,000	7,202,718
Kingdom of Belgium 2.15% 6/22/2066 (c)(d)	EUR	9,430,000	6,361,716
Kingdom of Belgium 2.7% 10/22/2029 (c)(d)	EUR	34,700,000	39,636,003
Kingdom of Belgium 2.85% 10/22/2034 (c)(d)	EUR	63,200,000	70,197,182
Kingdom of Belgium 3% 6/22/2033 (c)(d)	EUR	37,100,000	42,178,353
Kingdom of Belgium 3.1% 6/22/2035 (c)(d)	EUR	30,500,000	34,249,178
Kingdom of Belgium 3.3% 6/22/2054 (c)(d)	EUR	5,200,000	5,007,459
Kingdom of Belgium 3.4% 6/22/2036 (c)(d)	EUR	55,700,000	63,475,501
Kingdom of Belgium 3.45% 6/22/2043 (c)(d)	EUR	1,700,000	1,822,841
Kingdom of Belgium 3.5% 6/22/2055 (c)(d)	EUR	4,500,000	4,466,111
Kingdom of Belgium 3.75% 6/22/2045 (c)	EUR	34,838,000	38,360,947
Kingdom of Belgium 4.25% 3/28/2041 (c)(d)	EUR	44,660,000	53,531,694
Kingdom of Belgium 4.35% 6/22/2056 (c)(d)	EUR	4,400,000	5,053,012
Kingdom of Belgium 5% 3/28/2035 (c)(d)	EUR	46,949,000	60,543,824
Kingdom of Belgium 5.5% 3/28/2028 (c)	EUR	25,400,000	30,431,924
TOTAL BELGIUM			857,619,791
CANADA - 4.6%
Canadian Government 0.5% 12/1/2030	CAD	63,762,000	40,404,328
Canadian Government 1.25% 6/1/2030	CAD	12,150,000	8,032,536
Canadian Government 1.5% 12/1/2031	CAD	54,493,000	35,436,876
Canadian Government 1.5% 6/1/2031	CAD	34,000,000	22,316,418
Canadian Government 1.75% 12/1/2053 (b)	CAD	46,000,000	21,250,274
Canadian Government 2% 12/1/2051	CAD	59,969,000	30,083,372
Canadian Government 2% 6/1/2032	CAD	12,000,000	7,959,937
Canadian Government 2.25% 2/1/2028	CAD	17,500,000	12,253,702
Canadian Government 2.25% 6/1/2029	CAD	700,000	485,605
Canadian Government 2.5% 11/1/2027	CAD	64,600,000	45,441,596
Canadian Government 2.5% 12/1/2032	CAD	24,700,000	16,770,167
Canadian Government 2.5% 5/1/2028	CAD	13,000,000	9,127,407
Canadian Government 2.5% 8/1/2027	CAD	43,500,000	30,647,424
Canadian Government 2.75% 12/1/2055	CAD	13,400,000	7,731,593
Canadian Government 2.75% 12/1/2064	CAD	44,400,000	24,815,422
Canadian Government 2.75% 3/1/2030	CAD	19,500,000	13,663,406
Canadian Government 2.75% 3/1/2031	CAD	25,800,000	17,990,691
Canadian Government 2.75% 6/1/2033	CAD	15,500,000	10,648,379
Canadian Government 2.75% 9/1/2027	CAD	4,200,000	2,966,805
Canadian Government 2.75% 9/1/2030	CAD	63,400,000	44,310,934
Canadian Government 3% 6/1/2034	CAD	74,800,000	51,881,549
Canadian Government 3.25% 12/1/2033	CAD	33,700,000	23,839,973
Canadian Government 3.25% 12/1/2034	CAD	42,800,000	30,142,577
Canadian Government 3.25% 12/1/2035	CAD	37,700,000	26,385,348
Canadian Government 3.25% 6/1/2035	CAD	64,400,000	45,225,683
Canadian Government 3.25% 6/1/2036	CAD	52,700,000	36,765,954
Canadian Government 3.5% 12/1/2045	CAD	8,519,000	5,882,890
Canadian Government 3.5% 12/1/2057	CAD	11,900,000	7,968,644
Canadian Government 3.5% 3/1/2028	CAD	57,700,000	41,202,255
Canadian Government 3.5% 9/1/2029	CAD	102,500,000	73,589,327
Canadian Government 4% 3/1/2029	CAD	44,500,000	32,305,030
Canadian Government 4% 6/1/2041	CAD	19,381,000	14,365,763
Canadian Government 5.75% 6/1/2029	CAD	4,040,000	3,077,658
Canadian Government 5.75% 6/1/2033	CAD	14,800,000	12,092,920
TOTAL CANADA			807,062,443
CYPRUS - 0.3%
Republic of Cyprus 0.625% 1/21/2030 (c)	EUR	10,782,000	11,462,568
Republic of Cyprus 0.95% 1/20/2032 (c)	EUR	1,900,000	1,954,107
Republic of Cyprus 1.25% 1/21/2040 (c)	EUR	7,274,000	6,384,221
Republic of Cyprus 2.25% 4/16/2050 (c)	EUR	3,919,000	3,405,404
Republic of Cyprus 2.375% 9/25/2028 (c)	EUR	2,600,000	2,949,475
Republic of Cyprus 2.75% 2/26/2034 (c)	EUR	4,289,000	4,774,886
Republic of Cyprus 3.25% 1/28/2036 (c)	EUR	4,200,000	4,770,726
Republic of Cyprus 3.25% 6/27/2031 (c)	EUR	7,500,000	8,672,591
TOTAL CYPRUS			44,373,978
DENMARK - 1.7%
Danish Kingdom 0% 11/15/2031	DKK	240,427,000	32,309,061
Danish Kingdom 0% 11/15/2031	DKK	12,602,000	1,693,743
Danish Kingdom 0.25% 11/15/2052	DKK	301,950,000	22,981,741
Danish Kingdom 0.5% 11/15/2027	DKK	335,487,000	50,101,731
Danish Kingdom 0.5% 11/15/2029	DKK	206,326,000	29,680,839
Danish Kingdom 2.25% 11/15/2033	DKK	384,500,000	57,492,938
Danish Kingdom 2.25% 11/15/2035	DKK	323,800,000	47,520,762
Danish Kingdom 4.5% 11/15/2039	DKK	332,964,000	59,897,663
TOTAL DENMARK			301,678,478
ESTONIA - 0.0%
Republic of Estonia 0.125% 6/10/2030 (c)	EUR	9,367,000	9,619,939
Republic of Estonia 3.25% 1/17/2034 (c)	EUR	2,200,000	2,505,349
Republic of Estonia 4% 10/12/2032 (c)	EUR	6,500,000	7,790,075
TOTAL ESTONIA			19,915,363
FINLAND - 3.8%
Finnish Government 0% 9/15/2030 (c)(d)	EUR	63,005,000	64,310,243
Finnish Government 0.125% 4/15/2036 (c)(d)	EUR	38,391,000	32,660,039
Finnish Government 0.125% 4/15/2052 (c)(d)	EUR	25,200,000	11,581,258
Finnish Government 0.125% 9/15/2031 (c)(d)	EUR	49,667,000	49,467,190
Finnish Government 0.25% 9/15/2040 (c)(d)	EUR	22,189,000	16,148,614
Finnish Government 0.5% 4/15/2043 (c)(d)	EUR	82,970,000	57,879,113
Finnish Government 0.5% 9/15/2027 (c)(d)	EUR	50,808,000	56,651,976
Finnish Government 0.5% 9/15/2028 (c)(d)	EUR	7,879,000	8,607,634
Finnish Government 0.5% 9/15/2029 (c)(d)	EUR	21,445,000	22,905,278
Finnish Government 0.75% 4/15/2031 (c)(d)	EUR	6,300,000	6,556,278
Finnish Government 1.125% 4/15/2034 (c)(d)	EUR	2,320,000	2,307,951
Finnish Government 1.5% 9/15/2032 (c)(d)	EUR	32,160,000	33,856,823
Finnish Government 2.75% 7/4/2028 (c)(d)	EUR	13,800,000	15,825,383
Finnish Government 2.875% 4/15/2029 (c)(d)	EUR	68,800,000	79,144,370
Finnish Government 2.95% 4/15/2055 (c)(d)	EUR	26,000,000	25,337,731
Finnish Government 3% 9/15/2033 (c)(d)	EUR	38,000,000	43,553,915
Finnish Government 3% 9/15/2034 (c)(d)	EUR	35,500,000	40,425,930
Finnish Government 3% 9/15/2035 (c)(d)	EUR	33,400,000	37,772,129
Finnish Government 3.2% 4/15/2045 (c)(d)	EUR	25,300,000	27,187,576
Finnish Government 3.35% 9/15/2036 (c)(d)	EUR	25,800,000	29,818,674
TOTAL FINLAND			661,998,105
FRANCE - 9.0%
French Government 0% 11/25/2029 (c)(d)	EUR	50,654,000	52,691,315
French Government 0% 11/25/2030 (c)(d)	EUR	24,200,000	24,376,553
French Government 0% 11/25/2031 (c)(d)	EUR	80,369,000	78,131,946
French Government 0% 5/25/2032 (c)(d)	EUR	37,200,000	35,480,114
French Government 0.5% 5/25/2029 (c)(d)	EUR	31,290,000	33,536,334
French Government 0.5% 5/25/2040 (c)(d)	EUR	24,343,000	17,659,140
French Government 0.5% 5/25/2072 (c)(d)	EUR	49,470,000	14,454,199
French Government 0.5% 6/25/2044 (c)(d)	EUR	7,500,000	4,674,277
French Government 0.75% 11/25/2028 (c)(d)	EUR	27,662,000	30,178,299
French Government 0.75% 2/25/2028 (c)(d)	EUR	70,800,000	78,410,629
French Government 0.75% 5/25/2028 (c)(d)	EUR	55,980,000	61,699,554
French Government 0.75% 5/25/2052 (c)(d)	EUR	34,264,000	17,458,337
French Government 0.75% 5/25/2053 (c)(d)	EUR	12,500,000	6,172,439
French Government 1.25% 5/25/2036 (c)(d)	EUR	67,186,000	61,916,193
French Government 1.75% 5/25/2066 (c)(d)	EUR	5,410,000	3,118,327
French Government 1.75% 6/25/2039 (c)(d)	EUR	6,190,000	5,569,527
French Government 2% 11/25/2032 (c)(d)	EUR	99,600,000	106,160,181
French Government 2% 5/25/2048 (c)(d)	EUR	70,000	54,465
French Government 2.5% 5/25/2030 (c)(d)	EUR	50,278,000	56,718,229
French Government 2.5% 5/25/2043 (c)(d)	EUR	127,300,000	117,546,663
French Government 2.5% 9/24/2027 (c)(d)	EUR	80,500,000	91,824,039
French Government 2.7% 2/25/2031 (c)(d)	EUR	55,600,000	62,841,308
French Government 2.75% 10/25/2027 (c)(d)	EUR	40,810,000	46,693,482
French Government 2.75% 2/25/2029 (c)(d)	EUR	72,900,000	83,303,869
French Government 2.75% 2/25/2030 (c)(d)	EUR	27,000,000	30,756,446
French Government 3% 11/25/2034 (c)(d)	EUR	57,300,000	63,466,913
French Government 3% 5/25/2033 (c)(d)	EUR	26,200,000	29,490,072
French Government 3% 5/25/2054 (c)(d)	EUR	3,200,000	2,837,524
French Government 3.2% 5/25/2035 (c)(d)	EUR	23,700,000	26,503,853
French Government 3.25% 2/25/2032 (c)(d)	EUR	3,200,000	3,687,757
French Government 3.25% 5/25/2045 (c)(d)	EUR	11,653,000	11,771,427
French Government 3.25% 5/25/2055 (c)(d)	EUR	50,600,000	46,880,556
French Government 3.5% 11/25/2033 (c)(d)	EUR	15,700,000	18,162,858
French Government 3.5% 11/25/2035 (c)(d)	EUR	96,500,000	109,891,416
French Government 3.7% 11/25/2036 (c)(d)	EUR	16,200,000	18,577,589
French Government 4% 4/25/2060 (c)(d)	EUR	24,600,000	25,814,519
French Government 4.1% 5/25/2046 (c)(d)	EUR	32,000,000	36,105,550
French Government 4.4% 5/25/2057 (c)(d)	EUR	1,400,000	1,584,152
French Government 4.5% 4/25/2041 (c)(d)	EUR	1,710,000	2,071,694
French Government 4.75% 4/25/2035 (c)(d)	EUR	13,536,000	16,963,943
French Government 5.5% 4/25/2029 (c)(d)	EUR	32,600,000	39,998,761
French Government 5.75% 10/25/2032 (c)(d)	EUR	2,400,000	3,146,291
TOTAL FRANCE			1,578,380,740
GERMANY - 6.8%
German Federal Republic 0% 2/15/2032 (c)	EUR	8,590,000	8,484,765
German Federal Republic 0% 5/15/2036 (c)	EUR	19,065,000	16,424,886
German Federal Republic 0% 8/15/2029 (c)	EUR	14,992,000	15,855,192
German Federal Republic 0% 8/15/2030 (c)	EUR	31,124,000	32,076,183
German Federal Republic 0% 8/15/2031 (c)	EUR	17,740,000	17,779,588
German Federal Republic 0% 8/15/2050 (c)	EUR	18,203,000	9,246,603
German Federal Republic 0% 8/15/2052 (c)	EUR	23,419,000	11,110,685
German Federal Republic 0.25% 2/15/2029 (c)	EUR	20,250,000	21,836,157
German Federal Republic 0.5% 2/15/2028 (c)	EUR	11,100,000	12,285,214
German Federal Republic 1.25% 8/15/2048 (c)	EUR	4,320,000	3,314,486
German Federal Republic 1.3% 10/15/2027 (c)	EUR	49,600,000	55,827,966
German Federal Republic 1.7% 8/15/2032 (c)	EUR	35,700,000	38,645,060
German Federal Republic 1.8% 8/15/2053 (c)	EUR	17,000,000	13,925,209
German Federal Republic 2% 12/16/2027 (c)	EUR	57,300,000	64,989,115
German Federal Republic 2.1% 11/15/2029 (c)	EUR	5,600,000	6,307,700
German Federal Republic 2.1% 3/15/2028 (c)	EUR	13,700,000	15,540,914
German Federal Republic 2.1% 4/12/2029 (c)	EUR	10,400,000	11,747,763
German Federal Republic 2.2% 10/10/2030 (c)	EUR	58,300,000	65,608,249
German Federal Republic 2.2% 2/15/2034 (c)	EUR	31,000,000	34,086,129
German Federal Republic 2.2% 4/13/2028 (c)	EUR	19,000,000	21,589,173
German Federal Republic 2.3% 2/15/2033 (c)	EUR	20,600,000	22,982,191
German Federal Republic 2.4% 10/19/2028 (c)	EUR	93,400,000	106,436,036
German Federal Republic 2.4% 11/15/2030 (c)	EUR	6,400,000	7,258,366
German Federal Republic 2.5% 10/11/2029 (c)	EUR	35,600,000	40,624,331
German Federal Republic 2.5% 11/15/2032 (c)	EUR	2,600,000	2,940,293
German Federal Republic 2.5% 2/15/2035 (c)	EUR	35,700,000	39,844,024
German Federal Republic 2.5% 4/16/2031 (c)	EUR	39,300,000	44,703,548
German Federal Republic 2.5% 7/4/2044 (c)	EUR	24,052,000	24,529,114
German Federal Republic 2.5% 8/15/2046 (c)	EUR	44,881,000	45,044,950
German Federal Republic 2.5% 8/15/2054 (c)	EUR	31,000,000	29,621,398
German Federal Republic 2.6% 8/15/2034 (c)	EUR	46,500,000	52,442,430
German Federal Republic 2.6% 8/15/2035 (c)	EUR	73,400,000	82,310,356
German Federal Republic 2.9% 2/15/2036 (c)	EUR	43,200,000	49,521,728
German Federal Republic 2.9% 8/15/2056 (c)	EUR	31,500,000	32,511,051
German Federal Republic 3.25% 7/4/2042 (c)	EUR	31,970,000	36,589,925
German Federal Republic 3.4% 5/15/2047 (c)	EUR	38,500,000	44,323,193
German Federal Republic 4% 1/4/2037 (c)	EUR	8,010,000	10,038,439
German Federal Republic 4.75% 7/4/2034 (c)	EUR	650,000	848,777
German Federal Republic 4.75% 7/4/2040 (c)	EUR	15,931,000	21,498,334
German Federal Republic 5.5% 1/4/2031 (c)	EUR	12,481,000	16,015,153
German Federal Republic 6.5% 7/4/2027 (c)	EUR	4,770,000	5,665,975
TOTAL GERMANY			1,192,430,649
GREECE - 2.0%
Greek Government 0.75% 6/18/2031 (c)(d)	EUR	16,900,000	17,391,401
Greek Government 1.5% 6/18/2030 (c)(d)	EUR	21,800,000	23,686,598
Greek Government 1.875% 1/24/2052 (c)(d)	EUR	27,600,000	20,185,725
Greek Government 1.875% 2/4/2035 (c)(d)	EUR	2,100,000	2,128,770
Greek Government 3.375% 6/15/2034 (c)(d)	EUR	51,500,000	59,101,342
Greek Government 3.75% 1/30/2028 (c)	EUR	12,800,000	14,886,487
Greek Government 3.875% 3/12/2029 (c)(d)	EUR	29,100,000	34,189,960
Greek Government 3.9% 1/30/2033 (c)	EUR	73,800,000	88,013,050
Greek Government 4.2% 1/30/2042 (c)	EUR	67,700,000	80,085,584
Greek Government 4.25% 6/15/2033 (c)(d)	EUR	7,000,000	8,528,081
TOTAL GREECE			348,196,998
HONG KONG - 0.3%
Hong Kong Government 1.25% 6/29/2027	HKD	66,600,000	8,372,559
Hong Kong Government 1.59% 3/4/2036	HKD	33,800,000	3,686,660
Hong Kong Government 1.89% 3/2/2032	HKD	77,000,000	9,207,332
Hong Kong Government 1.97% 1/17/2029	HKD	36,000,000	4,492,934
Hong Kong Government 2.02% 3/7/2034	HKD	12,000,000	1,413,287
Hong Kong Government 2.13% 7/16/2030	HKD	4,750,000	588,179
Hong Kong Government 3.3% 5/26/2042	HKD	42,000,000	5,062,490
Hong Kong Government Infrastructure Bond Programme 2.76% 4/25/2028	HKD	108,900,000	13,855,321
TOTAL HONG KONG			46,678,762
IRELAND - 2.8%
Republic of Ireland 0% 10/18/2031 (c)	EUR	25,031,000	24,852,121
Republic of Ireland 0.2% 10/18/2030 (c)	EUR	5,245,000	5,408,853
Republic of Ireland 0.35% 10/18/2032 (c)	EUR	22,212,000	21,849,939
Republic of Ireland 0.4% 5/15/2035 (c)	EUR	24,240,000	22,233,797
Republic of Ireland 0.55% 4/22/2041 (c)	EUR	13,006,000	10,083,819
Republic of Ireland 0.9% 5/15/2028 (c)	EUR	20,200,000	22,412,642
Republic of Ireland 1.1% 5/15/2029 (c)	EUR	62,829,000	68,900,373
Republic of Ireland 1.35% 3/18/2031 (c)	EUR	47,600,000	51,320,447
Republic of Ireland 1.5% 5/15/2050 (c)	EUR	34,843,000	27,009,233
Republic of Ireland 1.7% 5/15/2037 (c)	EUR	2,690,000	2,675,565
Republic of Ireland 2% 2/18/2045 (c)	EUR	32,684,000	30,070,581
Republic of Ireland 2.4% 5/15/2030 (c)	EUR	31,160,000	35,303,887
Republic of Ireland 2.6% 10/18/2034 (c)	EUR	59,400,000	66,343,898
Republic of Ireland 3% 10/18/2043 (c)	EUR	39,300,000	42,591,615
Republic of Ireland 3.1% 6/18/2036 (c)	EUR	44,100,000	50,638,386
Republic of Ireland 3.15% 10/18/2055 (c)	EUR	11,900,000	12,468,015
TOTAL IRELAND			494,163,171
ITALY - 8.2%
Italian Republic 0.25% 3/15/2028 (c)	EUR	24,475,000	26,861,631
Italian Republic 0.45% 2/15/2029 (c)	EUR	29,560,000	31,853,005
Italian Republic 0.6% 8/1/2031 (c)(d)	EUR	47,143,000	47,834,423
Italian Republic 0.95% 3/1/2037 (c)(d)	EUR	41,747,000	36,414,703
Italian Republic 0.95% 6/1/2032 (c)	EUR	13,940,000	14,093,721
Italian Republic 0.95% 8/1/2030 (c)	EUR	16,920,000	17,902,668
Italian Republic 1.45% 3/1/2036 (c)(d)	EUR	14,800,000	14,024,859
Italian Republic 1.5% 4/30/2045 (c)(d)	EUR	48,000,000	36,049,103
Italian Republic 1.65% 3/1/2032 (c)(d)	EUR	1,710,000	1,811,773
Italian Republic 1.7% 9/1/2051 (c)(d)	EUR	5,786,000	3,983,978
Italian Republic 1.8% 3/1/2041 (c)(d)	EUR	22,410,000	19,502,940
Italian Republic 2% 2/1/2028 (c)	EUR	14,700,000	16,633,633
Italian Republic 2.1% 8/26/2027 (c)	EUR	42,800,000	48,603,992
Italian Republic 2.15% 3/1/2072 (c)(d)	EUR	22,500,000	15,378,490
Italian Republic 2.15% 9/1/2052 (c)(d)	EUR	16,010,000	12,127,874
Italian Republic 2.2% 2/28/2028 (c)	EUR	46,200,000	52,373,522
Italian Republic 2.45% 9/1/2033 (c)(d)	EUR	3,300,000	3,581,169
Italian Republic 2.5% 12/1/2032 (c)	EUR	18,000,000	19,785,755
Italian Republic 2.65% 12/1/2027 (c)	EUR	32,300,000	36,910,630
Italian Republic 2.7% 10/1/2030 (c)(d)	EUR	73,900,000	83,641,044
Italian Republic 2.7% 3/1/2047 (c)(d)	EUR	1,950,000	1,772,039
Italian Republic 2.8% 12/1/2028 (c)	EUR	9,500,000	10,886,819
Italian Republic 2.8% 3/1/2067 (c)(d)	EUR	4,100,000	3,343,849
Italian Republic 2.8% 6/15/2029 (c)	EUR	16,700,000	19,095,311
Italian Republic 2.85% 2/1/2031 (c)	EUR	18,000,000	20,454,711
Italian Republic 2.95% 7/1/2030 (c)	EUR	21,500,000	24,607,269
Italian Republic 3% 10/1/2029 (c)	EUR	45,800,000	52,613,354
Italian Republic 3% 8/1/2029 (c)	EUR	18,611,000	21,417,781
Italian Republic 3.15% 11/15/2031 (c)(d)	EUR	10,200,000	11,707,711
Italian Republic 3.25% 11/15/2032 (c)(d)	EUR	43,100,000	49,411,724
Italian Republic 3.25% 7/15/2032 (c)(d)	EUR	9,200,000	10,569,672
Italian Republic 3.25% 9/1/2046 (c)(d)	EUR	4,530,000	4,525,979
Italian Republic 3.35% 7/1/2029 (c)	EUR	27,000,000	31,335,597
Italian Republic 3.4% 4/1/2028 (c)	EUR	50,900,000	58,878,864
Italian Republic 3.45% 2/1/2036 (c)	EUR	72,700,000	82,368,094
Italian Republic 3.45% 7/15/2027 (c)	EUR	19,000,000	21,892,257
Italian Republic 3.45% 7/15/2031 (c)	EUR	41,600,000	48,491,597
Italian Republic 3.5% 3/1/2030 (c)(d)	EUR	5,600,000	6,548,133
Italian Republic 3.6% 10/1/2035 (c)	EUR	66,700,000	76,680,882
Italian Republic 3.65% 8/1/2035 (c)(d)	EUR	27,600,000	31,890,853
Italian Republic 3.7% 6/15/2030 (c)	EUR	5,900,000	6,941,490
Italian Republic 3.8% 8/1/2028 (c)	EUR	9,700,000	11,328,891
Italian Republic 3.85% 12/15/2029 (c)	EUR	5,900,000	6,962,995
Italian Republic 3.85% 2/1/2035 (c)	EUR	50,800,000	59,754,175
Italian Republic 3.85% 7/1/2034 (c)	EUR	18,200,000	21,470,024
Italian Republic 4% 11/15/2030 (c)	EUR	3,000,000	3,574,239
Italian Republic 4% 2/1/2037 (c)(d)	EUR	137,000	161,998
Italian Republic 4.1% 4/30/2046 (c)(d)	EUR	17,700,000	20,026,020
Italian Republic 4.2% 3/1/2034 (c)	EUR	18,800,000	22,718,179
Italian Republic 4.3% 10/1/2054 (c)(d)	EUR	10,300,000	11,647,103
Italian Republic 4.35% 11/1/2033 (c)	EUR	10,500,000	12,807,418
Italian Republic 4.4% 5/1/2033 (c)	EUR	7,400,000	9,059,654
Italian Republic 4.45% 9/1/2043 (c)(d)	EUR	51,300,000	61,280,856
Italian Republic 4.5% 10/1/2053 (c)(d)	EUR	6,900,000	8,074,101
Italian Republic 4.65% 10/1/2055 (c)(d)	EUR	4,100,000	4,878,511
Italian Republic 4.75% 9/1/2044 (c)(d)	EUR	11,726,000	14,532,654
Italian Republic 5% 8/1/2034 (c)(d)	EUR	9,900,000	12,601,731
Italian Republic 6% 5/1/2031 (c)	EUR	13,509,000	17,527,927
TOTAL ITALY			1,433,209,375
JAPAN - 11.4%
Japan Government 0.005% 6/20/2027	JPY	2,590,000,000	15,756,159
Japan Government 0.1% 6/20/2030	JPY	5,704,200,000	32,879,094
Japan Government 0.1% 6/20/2031	JPY	6,865,100,000	38,603,653
Japan Government 0.1% 9/20/2027	JPY	8,326,500,000	50,532,041
Japan Government 0.1% 9/20/2027	JPY	5,022,600,000	30,482,189
Japan Government 0.1% 9/20/2030	JPY	4,341,000,000	24,868,875
Japan Government 0.2% 12/20/2027	JPY	1,559,000,000	9,439,719
Japan Government 0.2% 6/20/2028	JPY	1,186,500,000	7,131,259
Japan Government 0.2% 6/20/2036	JPY	2,501,100,000	12,064,102
Japan Government 0.3% 12/20/2028	JPY	3,077,800,000	18,397,330
Japan Government 0.3% 12/20/2039	JPY	4,435,800,000	18,855,185
Japan Government 0.3% 9/20/2028	JPY	280,600,000	1,683,738
Japan Government 0.4% 12/20/2028	JPY	410,800,000	2,461,718
Japan Government 0.4% 3/20/2040	JPY	9,506,100,000	40,636,612
Japan Government 0.4% 6/20/2041	JPY	19,083,800,000	77,796,458
Japan Government 0.4% 9/20/2028	JPY	2,067,700,000	12,434,686
Japan Government 0.5% 3/20/2029	JPY	579,600,000	3,470,506
Japan Government 0.5% 3/20/2060	JPY	1,168,300,000	2,790,426
Japan Government 0.5% 6/20/2029	JPY	2,644,400,000	15,775,486
Japan Government 0.6% 12/20/2033	JPY	14,331,400,000	77,797,392
Japan Government 0.6% 12/20/2036	JPY	8,330,000,000	41,247,064
Japan Government 0.6% 6/20/2029	JPY	2,487,200,000	14,883,122
Japan Government 0.7% 3/20/2061	JPY	4,163,300,000	10,691,253
Japan Government 0.8% 3/20/2042	JPY	68,300,000	290,939
Japan Government 0.8% 3/20/2046	JPY	2,397,200,000	8,951,591
Japan Government 0.8% 9/20/2033	JPY	5,164,900,000	28,666,076
Japan Government 0.9% 12/20/2029	JPY	6,294,600,000	37,739,726
Japan Government 0.9% 6/20/2042	JPY	3,810,000,000	16,380,223
Japan Government 0.9% 8/1/2027	JPY	7,081,400,000	43,419,550
Japan Government 0.9% 9/20/2034	JPY	22,967,800,000	125,165,646
Japan Government 1% 11/1/2027	JPY	3,328,200,000	20,401,716
Japan Government 1% 3/20/2030	JPY	10,274,200,000	61,599,704
Japan Government 1% 3/20/2052	JPY	5,347,200,000	17,519,031
Japan Government 1% 6/20/2030	JPY	7,680,700,000	45,872,100
Japan Government 1% 6/20/2030	JPY	2,047,400,000	12,250,276
Japan Government 1.1% 12/20/2029	JPY	3,619,600,000	21,851,391
Japan Government 1.1% 3/20/2043	JPY	4,675,100,000	20,362,038
Japan Government 1.1% 6/20/2034	JPY	683,400,000	3,809,421
Japan Government 1.1% 6/20/2043	JPY	6,114,400,000	26,441,269
Japan Government 1.2% 12/20/2034	JPY	6,881,100,000	38,193,395
Japan Government 1.2% 6/20/2053	JPY	5,376,400,000	18,265,112
Japan Government 1.3% 12/20/2043	JPY	10,894,400,000	48,152,585
Japan Government 1.3% 3/20/2063	JPY	4,059,800,000	12,767,789
Japan Government 1.3% 6/20/2052	JPY	2,660,000,000	9,461,122
Japan Government 1.3% 9/20/2030	JPY	3,389,800,000	20,421,776
Japan Government 1.4% 12/20/2042	JPY	7,799,400,000	36,022,728
Japan Government 1.4% 3/20/2035	JPY	7,528,400,000	42,271,923
Japan Government 1.4% 3/20/2053	JPY	5,827,900,000	21,055,997
Japan Government 1.4% 9/20/2030	JPY	1,086,200,000	6,571,712
Japan Government 1.4% 9/20/2052	JPY	2,841,600,000	10,348,041
Japan Government 1.5% 6/20/2035	JPY	11,715,800,000	66,022,653
Japan Government 1.6% 12/20/2030	JPY	3,100,000,000	18,859,104
Japan Government 1.6% 12/20/2052	JPY	1,127,200,000	4,314,688
Japan Government 1.6% 12/20/2053	JPY	5,076,700,000	19,171,533
Japan Government 1.6% 3/20/2044	JPY	11,772,500,000	54,454,193
Japan Government 1.7% 9/20/2032	JPY	200,000,000	1,200,664
Japan Government 1.7% 9/20/2035	JPY	2,688,800,000	15,338,372
Japan Government 1.8% 3/20/2031	JPY	6,920,000,000	42,384,814
Japan Government 1.8% 9/20/2044	JPY	1,507,000,000	7,139,933
Japan Government 1.8% 9/20/2053	JPY	2,224,000,000	8,878,766
Japan Government 1.9% 6/20/2044	JPY	968,600,000	4,690,825
Japan Government 2.1% 12/20/2035	JPY	3,516,900,000	20,689,352
Japan Government 2.1% 6/20/2027	JPY	730,000,000	4,531,213
Japan Government 2.2% 3/20/2064	JPY	13,553,200,000	56,475,070
Japan Government 2.3% 3/20/2040	JPY	1,641,350,000	9,143,388
Japan Government 2.4% 3/20/2036	JPY	14,580,000,000	87,698,796
Japan Government 2.4% 3/20/2045	JPY	398,000,000	2,065,307
Japan Government 2.4% 3/20/2048	JPY	4,353,800,000	21,629,626
Japan Government 2.4% 3/20/2055	JPY	3,322,000,000	15,204,440
Japan Government 2.4% 6/20/2028	JPY	9,396,650,000	58,938,341
Japan Government 2.5% 6/20/2045	JPY	8,154,000,000	42,860,467
Japan Government 2.7% 9/20/2045	JPY	3,320,700,000	17,944,994
Japan Government 2.8% 6/20/2055	JPY	750,000,000	3,747,255
Japan Government 3.1% 3/20/2065	JPY	974,100,000	5,125,325
Japan Government 3.2% 12/20/2045	JPY	4,360,000,000	25,331,682
Japan Government 3.2% 9/20/2055	JPY	1,956,800,000	10,597,132
Japan Government 3.4% 12/20/2055	JPY	3,211,800,000	18,069,597
Japan Government 3.4% 3/20/2046	JPY	4,170,300,000	24,889,454
Japan Government 3.7% 3/20/2056	JPY	2,451,100,000	14,579,067
TOTAL JAPAN			1,996,906,995
LATVIA - 0.3%
Latvia Government International Bond 0% 1/24/2029 (c)	EUR	7,000,000	7,428,248
Latvia Government International Bond 0% 3/17/2031 (c)	EUR	11,778,000	11,655,174
Latvia Government International Bond 0.25% 1/23/2030 (c)	EUR	2,400,000	2,490,393
Latvia Government International Bond 1.125% 5/30/2028 (c)	EUR	7,800,000	8,615,323
Latvia Government International Bond 1.375% 5/16/2036 (c)	EUR	10,433,000	9,734,004
Latvia Government International Bond 1.875% 2/19/2049 (c)	EUR	4,878,000	3,726,567
Latvia Government International Bond 2.25% 2/15/2047 (c)	EUR	1,380,000	1,180,951
Latvia Government International Bond 3% 1/24/2032 (c)	EUR	4,300,000	4,859,626
Latvia Government International Bond 3.875% 5/22/2029 (c)	EUR	3,600,000	4,215,371
TOTAL LATVIA			53,905,657
LITHUANIA - 0.5%
Lithuania Government 0.5% 7/28/2050 (c)	EUR	6,985,000	3,479,224
Lithuania Government 0.75% 5/6/2030 (c)	EUR	3,462,000	3,648,048
Lithuania Government 0.75% 7/15/2051 (c)	EUR	8,650,000	4,654,432
Lithuania Government 1.625% 6/19/2049 (c)	EUR	1,009,000	698,981
Lithuania Government 2.1% 5/26/2047 (c)	EUR	3,903,000	3,104,573
Lithuania Government 2.125% 10/22/2035 (c)	EUR	19,810,000	20,091,422
Lithuania Government 2.125% 6/1/2032 (c)	EUR	8,400,000	9,012,852
Lithuania Government 3.5% 2/13/2034 (c)	EUR	5,800,000	6,643,250
Lithuania Government 3.5% 7/3/2031 (c)	EUR	13,900,000	16,205,024
Lithuania Government 3.875% 6/14/2033 (c)	EUR	5,200,000	6,129,153
Lithuania Government 4.125% 4/25/2028 (c)	EUR	13,600,000	15,867,085
Lithuania Government 4.25% 9/10/2045 (c)	EUR	3,100,000	3,513,139
TOTAL LITHUANIA			93,047,183
LUXEMBOURG - 0.4%
Luxembourg Government 0% 4/28/2030 (c)	EUR	1,879,000	1,934,993
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (c)	EUR	12,200,000	12,235,828
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (c)	EUR	9,497,000	9,121,961
State of the Grand-Duchy of Luxembourg 1.375% 5/25/2029 (c)	EUR	3,870,000	4,255,564
State of the Grand-Duchy of Luxembourg 1.75% 5/25/2042 (c)	EUR	14,130,000	12,690,349
State of the Grand-Duchy of Luxembourg 2.625% 10/23/2034 (c)	EUR	11,100,000	12,367,259
State of the Grand-Duchy of Luxembourg 2.875% 3/1/2034 (c)	EUR	5,100,000	5,810,864
State of the Grand-Duchy of Luxembourg 2.9% 9/17/2035 (c)	EUR	9,700,000	10,961,731
State of the Grand-Duchy of Luxembourg 3.25% 3/2/2043 (c)	EUR	5,700,000	6,282,782
TOTAL LUXEMBOURG			75,661,331
NETHERLANDS - 4.7%
Dutch Government 0% 1/15/2029 (c)(d)	EUR	4,200,000	4,502,999
Dutch Government 0% 1/15/2038 (c)(d)	EUR	34,830,000	27,835,444
Dutch Government 0% 1/15/2052 (c)(d)	EUR	12,627,000	6,057,403
Dutch Government 0% 7/15/2030 (c)(d)	EUR	50,213,000	51,703,966
Dutch Government 0% 7/15/2031 (c)(d)	EUR	47,251,000	47,269,831
Dutch Government 0.25% 7/15/2029 (c)(d)	EUR	37,500,000	39,983,573
Dutch Government 0.5% 1/15/2040 (c)(d)	EUR	31,789,000	25,557,644
Dutch Government 0.5% 7/15/2032 (c)(d)	EUR	22,900,000	22,935,553
Dutch Government 0.75% 7/15/2027 (c)(d)	EUR	57,202,000	64,209,863
Dutch Government 0.75% 7/15/2028 (c)(d)	EUR	70,954,000	78,258,679
Dutch Government 2% 1/15/2054 (c)(d)	EUR	60,200,000	51,332,068
Dutch Government 2.5% 1/15/2031 (c)(d)	EUR	27,800,000	31,552,857
Dutch Government 2.5% 1/15/2033 (c)(d)	EUR	11,430,000	12,856,066
Dutch Government 2.5% 7/15/2033 (c)(d)	EUR	26,500,000	29,697,121
Dutch Government 2.5% 7/15/2034 (c)(d)	EUR	46,100,000	51,325,198
Dutch Government 2.5% 7/15/2035 (c)(d)	EUR	34,400,000	38,017,715
Dutch Government 2.75% 1/15/2047 (c)(d)	EUR	40,265,000	41,630,971
Dutch Government 2.75% 7/15/2036 (c)(d)	EUR	35,700,000	39,988,084
Dutch Government 3.25% 1/15/2044 (c)(d)	EUR	41,100,000	46,382,302
Dutch Government 3.5% 1/15/2056 (c)(d)	EUR	24,800,000	28,606,923
Dutch Government 3.75% 1/15/2042 (c)(d)	EUR	45,030,000	54,314,542
Dutch Government 4% 1/15/2037 (c)(d)	EUR	8,170,000	10,143,764
Dutch Government 5.5% 1/15/2028 (c)(d)	EUR	20,100,000	23,994,827
TOTAL NETHERLANDS			828,157,393
NEW ZEALAND - 2.0%
New Zealand Government 0.25% 5/15/2028	NZD	39,600,000	21,249,102
New Zealand Government 1.5% 5/15/2031	NZD	100,000,000	50,921,262
New Zealand Government 1.75% 5/15/2041	NZD	45,464,000	17,607,272
New Zealand Government 2% 5/15/2032	NZD	41,113,000	20,937,126
New Zealand Government 2.75% 4/15/2037 (c)	NZD	45,131,000	21,890,626
New Zealand Government 2.75% 5/15/2051	NZD	31,500,000	12,198,586
New Zealand Government 3% 4/20/2029	NZD	131,094,000	73,448,209
New Zealand Government 3.5% 4/14/2033 (c)	NZD	28,700,000	15,737,483
New Zealand Government 4.25% 5/15/2034	NZD	82,700,000	47,173,782
New Zealand Government 4.25% 5/15/2036	NZD	20,600,000	11,589,558
New Zealand Government 4.5% 5/15/2030	NZD	32,700,000	19,113,152
New Zealand Government 4.5% 5/15/2035	NZD	68,300,000	39,431,036
New Zealand Government 5% 5/15/2054	NZD	14,200,000	8,046,421
TOTAL NEW ZEALAND			359,343,615
NORWAY - 1.1%
Kingdom of Norway 1.25% 9/17/2031 (c)(d)	NOK	143,861,000	12,507,268
Kingdom of Norway 1.375% 8/19/2030 (c)(d)	NOK	313,381,000	28,154,870
Kingdom of Norway 1.75% 9/6/2029 (c)(d)	NOK	128,390,000	11,944,919
Kingdom of Norway 2% 4/26/2028 (c)(d)	NOK	192,500,000	18,584,377
Kingdom of Norway 2.125% 5/18/2032 (c)(d)	NOK	142,533,000	12,828,019
Kingdom of Norway 3% 8/15/2033 (c)(d)	NOK	97,000,000	9,082,349
Kingdom of Norway 3.5% 10/6/2042 (c)(d)	NOK	131,800,000	12,151,538
Kingdom of Norway 3.625% 4/13/2034 (c)(d)	NOK	310,900,000	30,246,674
Kingdom of Norway 3.75% 6/12/2035 (c)(d)	NOK	254,900,000	24,888,649
Kingdom of Norway 4.125% 6/3/2036 (c)(d)	NOK	251,300,000	25,169,351
TOTAL NORWAY			185,558,014
PORTUGAL - 3.9%
Portugal Obrigacoes do Tesouro 0.3% 10/17/2031 (c)(d)	EUR	46,600,000	46,864,526
Portugal Obrigacoes do Tesouro 0.475% 10/18/2030 (c)(d)	EUR	48,591,000	50,593,626
Portugal Obrigacoes do Tesouro 0.7% 10/15/2027 (c)(d)	EUR	37,505,000	41,877,327
Portugal Obrigacoes do Tesouro 0.9% 10/12/2035 (c)(d)	EUR	14,477,000	13,570,581
Portugal Obrigacoes do Tesouro 1% 4/12/2052 (c)(d)	EUR	31,215,000	19,255,072
Portugal Obrigacoes do Tesouro 1.15% 4/11/2042 (c)(d)	EUR	45,200,000	36,476,477
Portugal Obrigacoes do Tesouro 1.65% 7/16/2032 (c)(d)	EUR	29,740,000	31,732,989
Portugal Obrigacoes do Tesouro 1.95% 6/15/2029 (c)(d)	EUR	97,074,000	108,936,667
Portugal Obrigacoes do Tesouro 2.875% 10/20/2034 (c)(d)	EUR	91,500,000	103,053,910
Portugal Obrigacoes do Tesouro 3% 6/15/2035 (c)(d)	EUR	39,000,000	44,071,008
Portugal Obrigacoes do Tesouro 3.25% 6/13/2036 (c)(d)	EUR	49,900,000	57,043,678
Portugal Obrigacoes do Tesouro 3.5% 6/18/2038 (c)(d)	EUR	4,400,000	5,072,064
Portugal Obrigacoes do Tesouro 3.625% 6/12/2054 (c)(d)	EUR	17,300,000	18,835,026
Portugal Obrigacoes do Tesouro 3.875% 2/15/2030 (c)(d)	EUR	16,065,000	19,137,847
Portugal Obrigacoes do Tesouro 4.1% 2/15/2045 (c)(d)	EUR	30,747,000	36,851,280
Republic of Portugal 2.125% 10/17/2028 (c)(d)	EUR	19,285,000	21,838,483
Republic of Portugal 4.1% 4/15/2037 (c)(d)	EUR	24,573,000	30,102,640
TOTAL PORTUGAL			685,313,201
SINGAPORE - 2.8%
Republic of Singapore 1.625% 7/1/2031	SGD	34,354,000	26,381,186
Republic of Singapore 1.875% 10/1/2051	SGD	48,400,000	35,876,760
Republic of Singapore 1.875% 3/1/2050	SGD	13,850,000	10,277,092
Republic of Singapore 2.25% 8/1/2036	SGD	52,615,000	41,402,261
Republic of Singapore 2.375% 7/1/2039	SGD	5,400,000	4,299,130
Republic of Singapore 2.5% 4/1/2030	SGD	22,700,000	18,075,755
Republic of Singapore 2.625% 5/1/2028	SGD	3,800,000	2,993,003
Republic of Singapore 2.625% 8/1/2032	SGD	15,000,000	12,086,946
Republic of Singapore 2.75% 3/1/2035	SGD	30,600,000	25,059,466
Republic of Singapore 2.75% 3/1/2046	SGD	34,900,000	29,765,687
Republic of Singapore 2.75% 4/1/2042	SGD	49,317,000	41,531,104
Republic of Singapore 2.875% 7/1/2029	SGD	3,553,000	2,844,318
Republic of Singapore 2.875% 9/1/2027	SGD	71,000,000	55,713,406
Republic of Singapore 2.875% 9/1/2030	SGD	25,600,000	20,719,032
Republic of Singapore 3% 8/1/2072 (c)	SGD	33,000,000	31,169,846
Republic of Singapore 3.25% 6/1/2054 (c)	SGD	7,300,000	6,953,719
Republic of Singapore 3.375% 5/1/2034	SGD	45,000,000	38,271,282
Republic of Singapore 3.375% 9/1/2033	SGD	23,600,000	19,947,117
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	93,300,000	74,762,502
TOTAL SINGAPORE			498,129,612
SLOVAKIA - 1.7%
Slovak Republic 0.125% 6/17/2027 (c)	EUR	14,970,000	16,692,712
Slovak Republic 0.375% 4/21/2036 (c)	EUR	47,420,000	39,972,838
Slovak Republic 0.75% 4/9/2030 (c)	EUR	10,300,000	10,899,361
Slovak Republic 1% 10/13/2051 (c)	EUR	12,920,000	7,474,937
Slovak Republic 1% 10/9/2030 (c)	EUR	14,233,000	14,995,157
Slovak Republic 1% 6/12/2028 (c)	EUR	13,930,000	15,409,480
Slovak Republic 1.625% 1/21/2031 (c)	EUR	11,100,000	11,971,827
Slovak Republic 1.875% 3/9/2037 (c)	EUR	4,837,000	4,678,399
Slovak Republic 2% 10/17/2047 (c)	EUR	18,134,000	14,432,711
Slovak Republic 2.25% 6/12/2068 (c)	EUR	6,082,000	4,394,386
Slovak Republic 3.625% 1/16/2029 (c)	EUR	23,871,000	27,882,555
Slovak Republic 3.625% 6/8/2033 (c)	EUR	24,500,000	28,716,287
Slovak Republic 3.75% 2/23/2035 (c)	EUR	16,300,000	19,100,466
Slovak Republic 3.75% 3/6/2034 (c)	EUR	45,800,000	53,920,638
Slovak Republic 3.875% 2/8/2033 (c)	EUR	3,054,000	3,637,368
Slovak Republic 4% 2/23/2043 (c)	EUR	21,100,000	24,025,986
TOTAL SLOVAKIA			298,205,108
SLOVENIA - 0.8%
Republic of Slovenia 0% 2/12/2031 (c)	EUR	23,800,000	24,008,797
Republic of Slovenia 0.125% 7/1/2031 (c)	EUR	5,960,000	5,990,666
Republic of Slovenia 0.4875% 10/20/2050 (c)	EUR	3,465,000	1,874,014
Republic of Slovenia 0.6875% 3/3/2081 (c)	EUR	15,148,000	4,772,882
Republic of Slovenia 0.875% 7/15/2030 (c)	EUR	14,118,000	15,026,601
Republic of Slovenia 1% 3/6/2028 (c)	EUR	9,000,000	10,020,531
Republic of Slovenia 1.1875% 3/14/2029 (c)	EUR	4,421,000	4,865,479
Republic of Slovenia 1.5% 3/25/2035 (c)	EUR	6,884,000	6,919,066
Republic of Slovenia 1.75% 11/3/2040 (c)	EUR	8,240,000	7,505,398
Republic of Slovenia 3% 3/10/2034 (c)	EUR	17,000,000	19,399,191
Republic of Slovenia 3.125% 7/2/2035 (c)	EUR	4,700,000	5,353,237
Republic of Slovenia 3.125% 8/7/2045 (c)	EUR	11,938,000	12,517,791
Republic of Slovenia 3.275% 3/12/2036 (c)	EUR	10,600,000	12,097,087
Republic of Slovenia 3.625% 3/11/2033 (c)	EUR	4,400,000	5,251,412
TOTAL SLOVENIA			135,602,152
SPAIN - 5.1%
Spanish Kingdom 0% 1/31/2028	EUR	25,308,000	27,791,250
Spanish Kingdom 0.5% 10/31/2031 (c)(d)	EUR	7,736,000	7,833,832
Spanish Kingdom 0.6% 10/31/2029 (c)(d)	EUR	19,277,000	20,594,921
Spanish Kingdom 0.7% 4/30/2032 (c)(d)	EUR	5,430,000	5,485,629
Spanish Kingdom 0.8% 7/30/2027 (c)(d)	EUR	22,656,000	25,407,634
Spanish Kingdom 0.8% 7/30/2029	EUR	24,230,000	26,174,001
Spanish Kingdom 0.85% 7/30/2037 (c)(d)	EUR	29,074,000	25,392,793
Spanish Kingdom 1% 10/31/2050 (c)(d)	EUR	5,109,000	3,175,708
Spanish Kingdom 1% 7/30/2042 (c)(d)	EUR	13,460,000	10,349,365
Spanish Kingdom 1.2% 10/31/2040 (c)(d)	EUR	13,200,000	11,021,252
Spanish Kingdom 1.25% 10/31/2030 (c)(d)	EUR	46,415,000	49,853,555
Spanish Kingdom 1.4% 4/30/2028 (c)(d)	EUR	47,900,000	53,603,967
Spanish Kingdom 1.45% 10/31/2071 (c)(d)	EUR	35,059,000	19,016,286
Spanish Kingdom 1.45% 4/30/2029 (c)(d)	EUR	8,730,000	9,660,749
Spanish Kingdom 1.9% 10/31/2052 (c)(d)	EUR	12,800,000	9,708,653
Spanish Kingdom 2.4% 5/31/2028	EUR	22,100,000	25,159,627
Spanish Kingdom 2.55% 10/31/2032 (c)(d)	EUR	21,200,000	23,683,431
Spanish Kingdom 2.6% 5/31/2031	EUR	40,500,000	45,832,080
Spanish Kingdom 2.7% 1/31/2030	EUR	38,200,000	43,608,197
Spanish Kingdom 2.7% 10/31/2048 (c)(d)	EUR	443,000	417,089
Spanish Kingdom 2.9% 10/31/2046 (c)(d)	EUR	720,000	713,611
Spanish Kingdom 3% 1/31/2033	EUR	12,900,000	14,747,701
Spanish Kingdom 3.1% 7/30/2031	EUR	32,700,000	37,858,933
Spanish Kingdom 3.15% 4/30/2033 (c)(d)	EUR	7,100,000	8,184,206
Spanish Kingdom 3.15% 4/30/2035 (c)(d)	EUR	9,000,000	10,238,464
Spanish Kingdom 3.2% 10/31/2035 (c)(d)	EUR	42,800,000	48,693,439
Spanish Kingdom 3.25% 4/30/2034 (c)(d)	EUR	6,600,000	7,608,297
Spanish Kingdom 3.3% 4/30/2036 (c)(d)	EUR	17,900,000	20,455,064
Spanish Kingdom 3.4% 10/31/2036 (c)(d)	EUR	3,300,000	3,788,257
Spanish Kingdom 3.45% 10/31/2034 (c)(d)	EUR	57,500,000	67,078,008
Spanish Kingdom 3.45% 7/30/2043 (c)(d)	EUR	92,800,000	101,703,043
Spanish Kingdom 3.5% 5/31/2029	EUR	37,800,000	44,210,515
Spanish Kingdom 3.55% 10/31/2033 (c)(d)	EUR	30,900,000	36,432,895
Spanish Kingdom 3.95% 10/31/2056 (c)(d)	EUR	4,000,000	4,482,674
Spanish Kingdom 4% 10/31/2054 (c)(d)	EUR	7,100,000	8,102,332
Spanish Kingdom 4.2% 1/31/2037 (c)(d)	EUR	6,230,000	7,638,671
Spanish Kingdom 5.15% 10/31/2044 (c)(d)	EUR	14,225,000	19,137,805
Spanish Kingdom 5.75% 7/30/2032	EUR	6,620,000	8,756,917
Spanish Kingdom 6% 1/31/2029	EUR	6,030,000	7,467,498
TOTAL SPAIN			901,068,349
SWEDEN - 1.5%
Sweden Kingdom 0.125% 5/12/2031 (c)	SEK	605,665,000	56,233,041
Sweden Kingdom 0.5% 11/24/2045 (c)	SEK	62,760,000	4,247,259
Sweden Kingdom 0.75% 11/12/2029 (c)	SEK	323,220,000	31,767,401
Sweden Kingdom 0.75% 5/12/2028 (c)	SEK	313,960,000	31,571,630
Sweden Kingdom 1.375% 6/23/2071 (c)	SEK	83,910,000	5,218,742
Sweden Kingdom 1.75% 11/11/2033 (c)	SEK	202,700,000	19,899,139
Sweden Kingdom 2.25% 5/11/2035 (c)	SEK	282,100,000	28,396,407
Sweden Kingdom 2.25% 6/1/2032 (c)	SEK	153,765,000	15,743,598
Sweden Kingdom 2.5% 10/15/2036 (c)	SEK	504,300,000	51,305,056
Sweden Kingdom 3.5% 3/30/2039 (c)	SEK	171,525,000	19,152,226
TOTAL SWEDEN			263,534,499
SWITZERLAND - 2.3%
Swiss Confederation 0% 6/22/2029 (c)	CHF	36,300,000	44,815,632
Swiss Confederation 0% 6/26/2034 (c)	CHF	48,000,000	58,428,505
Swiss Confederation 0% 7/24/2039 (c)	CHF	2,070,000	2,422,976
Swiss Confederation 0.25% 6/23/2035 (c)	CHF	28,110,000	34,749,710
Swiss Confederation 0.5% 5/24/2055 (c)	CHF	20,300,000	25,093,124
Swiss Confederation 0.5% 5/27/2030 (c)	CHF	12,600,000	15,840,449
Swiss Confederation 0.5% 5/30/2058 (c)	CHF	5,607,000	6,921,460
Swiss Confederation 0.5% 6/28/2045 (c)	CHF	13,336,000	16,404,681
Swiss Confederation 0.875% 5/22/2047 (c)	CHF	2,300,000	3,038,112
Swiss Confederation 1.25% 6/27/2037 (c)	CHF	14,001,000	18,984,663
Swiss Confederation 1.25% 6/28/2043 (c)	CHF	25,000,000	34,680,693
Swiss Confederation 1.5% 4/30/2042 (c)	CHF	14,124,000	20,162,185
Swiss Confederation 2% 6/25/2064 (c)	CHF	13,542,000	25,736,336
Swiss Confederation 2.25% 6/22/2031 (c)	CHF	15,100,000	20,670,405
Swiss Confederation 2.5% 3/8/2036 (c)	CHF	13,328,000	19,994,488
Swiss Confederation 3.5% 4/8/2033 (c)	CHF	14,804,000	22,407,521
Swiss Confederation 4% 1/6/2049 (c)	CHF	15,826,000	34,060,937
Swiss Confederation 4% 4/8/2028 (c)	CHF	2,610,000	3,456,451
TOTAL SWITZERLAND			407,868,328
UNITED KINGDOM - 6.7%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/31/2028 (c)	GBP	2,396,000	2,994,921
United Kingdom of Great Britain and Northern Ireland 0.25% 7/31/2031 (c)	GBP	12,200,000	13,260,030
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (c)	GBP	16,577,000	18,716,494
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (c)	GBP	29,000,000	35,114,579
United Kingdom of Great Britain and Northern Ireland 0.625% 10/22/2050 (c)	GBP	1,600,000	749,545
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (c)	GBP	5,655,000	5,254,781
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (c)	GBP	692,000	418,257
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (c)	GBP	116,600,000	45,363,657
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (c)	GBP	54,457,000	42,486,297
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (c)	GBP	40,000	51,537
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (c)	GBP	39,040,000	21,964,062
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2028 (c)	GBP	3,570,000	4,480,235
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2071 (c)	GBP	19,072,000	9,589,982
United Kingdom of Great Britain and Northern Ireland 1.75% 9/7/2037 (c)	GBP	29,300,000	28,400,818
United Kingdom of Great Britain and Northern Ireland 2.5% 7/22/2065 (c)	GBP	4,840,000	3,397,474
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (c)	GBP	400,000	404,614
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (c)	GBP	23,900,000	29,504,155
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (c)	GBP	88,900,000	92,156,632
United Kingdom of Great Britain and Northern Ireland 3.5% 7/22/2068 (c)	GBP	1,510,000	1,374,217
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (c)	GBP	20,800,000	20,784,152
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (c)	GBP	22,400,000	29,227,146
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (c)	GBP	54,400,000	55,594,809
United Kingdom of Great Britain and Northern Ireland 4.125% 3/7/2031 (c)	GBP	42,200,000	55,547,185
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (c)	GBP	19,100,000	25,273,433
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2027 (c)	GBP	17,400,000	23,136,877
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2046 (c)	GBP	13,600,000	15,497,019
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2049 (c)	GBP	8,124,000	9,087,468
United Kingdom of Great Britain and Northern Ireland 4.25% 3/7/2036 (c)	GBP	2,199,000	2,794,412
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (c)	GBP	29,900,000	39,453,107
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (c)	GBP	65,200,000	84,271,310
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (c)	GBP	48,000,000	63,950,635
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (c)	GBP	6,500,000	7,905,874
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (c)	GBP	101,300,000	132,451,921
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (c)	GBP	109,800,000	146,541,691
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (c)	GBP	6,200,000	8,244,959
United Kingdom of Great Britain and Northern Ireland 4.75% 10/22/2035 (c)	GBP	46,600,000	61,747,769
United Kingdom of Great Britain and Northern Ireland 4.75% 12/7/2030 (c)	GBP	22,792,000	30,908,717
United Kingdom of Great Britain and Northern Ireland 5.375% 1/31/2056 (c)	GBP	1,800,000	2,350,363
TOTAL UNITED KINGDOM			1,170,451,134
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $18,392,361,828)			17,384,884,361

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $27,040,438)	3.69	27,035,031	27,040,438

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $18,419,402,266)	17,411,924,799
NET OTHER ASSETS (LIABILITIES) - 0.9%	157,067,542
NET ASSETS - 100.0%	17,568,992,341

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
Eurex Euro-Bobl Contracts (Germany)	215	9/2026	28,344,135	142,969
ICE Long GILT Futures (United Kingdom)	468	9/2026	55,379,659	1,188,073
TOTAL LONG				1,331,042

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	7,084,000	USD	4,887,279	JPMorgan Chase Bank NA	7/2026	17,328
AUD	1,259,141,000	USD	867,044,493	Royal Bank of Canada	7/2026	4,721,778
AUD	7,512,000	USD	5,194,694	Bank of America NA	8/2026	2,912
CAD	1,126,016,000	USD	792,935,510	JPMorgan Chase Bank NA	7/2026	1,011,961
CAD	24,595,655	USD	17,317,225	Royal Bank of Canada	7/2026	25,031
CHF	14,485,469	USD	17,924,011	Bank of America NA	7/2026	3,549
CHF	863,000	USD	1,066,442	State Street Bank & Trust Co	7/2026	1,627
CHF	310,478,692	USD	384,446,127	State Street Bank & Trust Co	7/2026	(190,320)
DKK	172,179,982	USD	26,323,028	Citibank NA	7/2026	(2,455)
DKK	1,819,234,000	USD	278,102,299	State Street Bank & Trust Co	7/2026	(2,126)
EUR	39,549,000	USD	45,169,308	BNP Paribas SA	7/2026	19,379
EUR	9,010,013,000	USD	10,293,939,853	Bank of America NA	7/2026	900,993
EUR	8,517,000	USD	9,860,233	Goldman Sachs Bank USA	7/2026	(128,709)
EUR	22,733,000	USD	25,893,298	HSBC Bank USA NA	7/2026	81,427
EUR	15,101,000	USD	17,539,994	JPMorgan Chase Bank NA	7/2026	(285,592)
EUR	215,340,000	USD	245,991,496	Royal Bank of Canada	7/2026	55,988
GBP	14,997,000	USD	19,906,748	BNP Paribas SA	7/2026	(13,977)
GBP	1,129,000	USD	1,490,533	Brown Brothers Harriman & Co.	7/2026	7,029
GBP	877,465,000	USD	1,163,430,844	Goldman Sachs Bank USA	7/2026	482,602
GBP	4,527,000	USD	6,069,418	JPMorgan Chase Bank NA	7/2026	(64,579)
HKD	370,565,890	USD	47,248,400	Bank of America NA	7/2026	482
JPY	320,742,000,000	USD	1,980,377,871	Goldman Sachs Bank USA	7/2026	(7,734,186)
JPY	5,349,764,346	USD	32,921,951	JPMorgan Chase Bank NA	7/2026	(19,559)
JPY	1,363,800,000	USD	8,435,198	JPMorgan Chase Bank NA	7/2026	(47,487)
NOK	9,619,000	USD	1,011,691	JPMorgan Chase Bank NA	7/2026	(39,928)
NOK	1,850,733,000	USD	186,509,423	State Street Bank & Trust Co	7/2026	461,634
NZD	623,451,910	USD	352,390,606	JPMorgan Chase Bank NA	7/2026	1,698,907
NZD	3,987,486	USD	2,265,969	State Street Bank & Trust Co	7/2026	(1,276)
SEK	190,505,040	USD	19,668,041	Bank of America NA	7/2026	(20,953)
SEK	2,360,874,988	USD	242,850,896	State Street Bank & Trust Co	7/2026	629,897
SGD	640,354,549	USD	495,139,915	Bank of America NA	7/2026	(179,877)
SGD	12,159,661	USD	9,399,426	Bank of America NA	7/2026	(654)
USD	821,498,398	AUD	1,149,011,000	BNP Paribas SA	7/2026	25,980,633
USD	11,800,426	AUD	17,054,610	Bank of America NA	7/2026	(7,333)
USD	26,125,932	AUD	36,395,000	Goldman Sachs Bank USA	7/2026	927,854
USD	57,832,169	AUD	80,819,000	JPMorgan Chase Bank NA	7/2026	1,877,134
USD	868,683,641	AUD	1,262,317,000	Royal Bank of Canada	8/2026	(4,722,329)
USD	7,633,672	CAD	10,547,000	Canadian Imperial Bank of Commerce	7/2026	197,043
USD	42,622,869	CAD	58,722,000	JPMorgan Chase Bank NA	7/2026	1,218,321
USD	773,682	CAD	1,069,000	JPMorgan Chase Bank NA	7/2026	19,936
USD	765,488,559	CAD	1,055,678,000	JPMorgan Chase Bank NA	7/2026	21,136,012
USD	793,368,818	CAD	1,125,043,000	JPMorgan Chase Bank NA	8/2026	(1,126,094)
USD	22,020,443	CAD	31,231,000	Royal Bank of Canada	8/2026	(34,599)
USD	9,804,576	CHF	7,633,000	Brown Brothers Harriman & Co.	7/2026	357,794
USD	388,075,082	CHF	303,524,000	Royal Bank of Canada	7/2026	12,426,568
USD	23,187,741	CHF	18,672,000	Bank of America NA	8/2026	(9,738)
USD	387,689,822	CHF	311,974,000	State Street Bank & Trust Co	8/2026	103,588
USD	12,678,818	DKK	81,339,000	HSBC Bank USA NA	7/2026	244,799
USD	264,225,103	DKK	1,692,018,000	JPMorgan Chase Bank NA	7/2026	5,572,011
USD	7,169,464	DKK	45,877,000	JPMorgan Chase Bank NA	7/2026	156,402
USD	27,565,611	DKK	179,996,000	Citibank NA	8/2026	(348)
USD	278,991,480	DKK	1,821,859,000	State Street Bank & Trust Co	8/2026	(21,899)
USD	10,063,895,378	EUR	8,621,405,000	Bank of America NA	7/2026	213,078,032
USD	84,464,033	EUR	72,252,000	Citibank NA	7/2026	1,908,898
USD	24,734,723	EUR	21,240,000	HSBC Bank USA NA	7/2026	465,899
USD	33,335,541	EUR	28,626,000	JPMorgan Chase Bank NA	7/2026	627,473
USD	367,259,719	EUR	314,561,000	State Street Bank & Trust Co	7/2026	7,842,321
USD	44,726,718	EUR	39,109,000	BNP Paribas SA	8/2026	(22,941)
USD	10,314,420,445	EUR	9,015,889,000	Bank of America NA	8/2026	(1,822,947)
USD	293,586,444	EUR	256,660,000	Royal Bank of Canada	8/2026	(91,420)
USD	1,124,636,604	GBP	836,767,000	BNP Paribas SA	7/2026	14,707,021
USD	20,410,126	GBP	15,145,000	Goldman Sachs Bank USA	7/2026	321,041
USD	39,540,288	GBP	29,378,000	JPMorgan Chase Bank NA	7/2026	571,840
USD	2,356,211	GBP	1,756,000	JPMorgan Chase Bank NA	7/2026	26,965
USD	31,973,310	GBP	24,088,000	BNP Paribas SA	8/2026	22,475
USD	1,163,833,270	GBP	877,794,000	Goldman Sachs Bank USA	8/2026	(491,345)
USD	33,631,238	HKD	263,239,000	Bank of America NA	7/2026	67,036
USD	13,761,645	HKD	107,742,000	Goldman Sachs Bank USA	7/2026	24,037
USD	47,296,630	HKD	370,506,000	Bank of America NA	8/2026	(5,000)
USD	1,984,995,744	JPY	315,260,200,000	BNP Paribas SA	7/2026	46,066,502
USD	5,152,477	JPY	820,850,000	Bank of America NA	7/2026	104,044
USD	37,921,589	JPY	6,024,750,000	Royal Bank of Canada	7/2026	867,867
USD	1,988,331,250	JPY	321,191,650,000	Goldman Sachs Bank USA	8/2026	7,469,755
USD	43,586,438	JPY	7,064,350,000	JPMorgan Chase Bank NA	8/2026	18,995
USD	744,589	NOK	6,889,000	Bank of America NA	7/2026	48,625
USD	12,523,963	NOK	116,306,000	HSBC Bank USA NA	7/2026	774,102
USD	187,348,851	NOK	1,737,157,000	Royal Bank of Canada	7/2026	11,851,857
USD	186,681,051	NOK	1,853,222,000	State Street Bank & Trust Co	8/2026	(452,593)
USD	3,345,945	NZD	5,582,000	Bank of America NA	7/2026	175,648
USD	366,204,702	NZD	617,872,000	Royal Bank of Canada	7/2026	15,284,299
USD	354,911,414	NZD	627,206,000	JPMorgan Chase Bank NA	8/2026	(1,731,528)
USD	6,479,771	NZD	11,390,000	State Street Bank & Trust Co	8/2026	3,170
USD	24,150,148	SEK	224,492,000	HSBC Bank USA NA	7/2026	997,931
USD	230,987,422	SEK	2,136,863,000	JPMorgan Chase Bank NA	7/2026	10,609,341
USD	22,212,013	SEK	214,763,000	Bank of America NA	8/2026	21,097
USD	243,974,761	SEK	2,367,575,000	State Street Bank & Trust Co	8/2026	(660,754)
USD	20,364,543	SGD	25,944,000	Bank of America NA	7/2026	311,210
USD	481,749,206	SGD	613,669,000	Bank of America NA	7/2026	7,415,680
USD	926,913	SGD	1,183,000	Brown Brothers Harriman & Co.	7/2026	12,516
USD	497,548,651	SGD	641,992,000	Bank of America NA	8/2026	113,202
USD	6,861,462	SGD	8,856,000	Bank of America NA	8/2026	(443)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						402,216,509
Unrealized Appreciation						422,149,498
Unrealized Depreciation						(19,932,989)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,307,503.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,069,551,281 or 74.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,826,280,092 or 38.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	98,576,231	1,997,022,455	2,068,558,146	1,705,236	(868)	766	27,040,438	27,035,031	0.0%
Total	98,576,231	1,997,022,455	2,068,558,146	1,705,236	(868)	766	27,040,438

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	17,384,884,361	-	17,384,884,361	-

Money Market Funds	27,040,438	27,040,438	-	-
Total Investments in Securities:	17,411,924,799	27,040,438	17,384,884,361	-
Derivative Instruments:

Assets
Futures Contracts	1,331,042	1,331,042	-	-
Forward Foreign Currency Contracts	422,149,498	-	422,149,498	-
Total Assets	423,480,540	1,331,042	422,149,498	-

Liabilities
Forward Foreign Currency Contracts	(19,932,989)	-	(19,932,989)	-
Total Liabilities	(19,932,989)	-	(19,932,989)	-
Total Derivative Instruments:	403,547,551	1,331,042	402,216,509	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	422,149,498	(19,932,989)
Total Foreign Exchange Risk	422,149,498	(19,932,989)
Interest Rate Risk
Futures Contracts (b)	1,331,042	-
Total Interest Rate Risk	1,331,042	-
Total Value of Derivatives	423,480,540	(19,932,989)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	222,242,510	(2,046,945)	(220,195,565)	-	-
BNP Paribas SA	86,796,010	(36,918)	(85,471,886)	-	1,287,206
Brown Brothers Harriman & Co	377,339	-	(300,000)	-	77,339
Canadian Imperial Bank of Commerce	197,043	-	-	-	197,043
Citibank NA	1,908,898	(2,803)	(1,906,095)	-	-
Goldman Sachs Bank USA	9,225,289	(8,354,240)	(871,049)	-	-
HSBC Bank USA NA	2,564,158	-	(2,564,158)	-	-
JPMorgan Chase Bank NA	44,562,626	(3,314,767)	(41,247,859)	-	-
Royal Bank of Canada	45,233,388	(4,848,348)	(40,385,040)	-	-
State Street Bank & Trust Co	9,042,237	(1,328,968)	(7,713,269)	-	-
Total	$422,149,498	$(19,932,989)	$(400,654,921)	$-	$1,561,588

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $18,392,361,828)	$17,384,884,361
Fidelity Central Funds (cost $27,040,438)	27,040,438

Total Investment in Securities (cost $18,419,402,266)		$17,411,924,799
Foreign currency held at value (cost $1,384,290)		1,383,693
Receivable for investments sold		14,322,955
Unrealized appreciation on forward foreign currency contracts		422,149,498
Receivable for fund shares sold		88,274,198
Interest receivable		140,935,008
Distributions receivable from Fidelity Central Funds		103,608
Receivable from investment adviser for expense reductions		41,424
Total assets		18,079,135,183
Liabilities
Payable for investments purchased	$435,521,524
Unrealized depreciation on forward foreign currency contracts	19,932,989
Payable for fund shares redeemed	54,390,167
Payable for variation margin on futures contracts	218,302
Other payables and accrued expenses	79,860
Total liabilities		510,142,842
Net Assets		$17,568,992,341
Net Assets consist of:
Paid in capital		$18,745,464,333
Total accumulated earnings (loss)		(1,176,471,992)
Net Assets		$17,568,992,341
Net Asset Value, offering price and redemption price per share ($17,568,992,341 ÷ 2,056,641,704 shares)		$8.54
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$203,243,916
Income from Fidelity Central Funds		1,705,236
Income before foreign taxes withheld		$204,949,152
Less foreign taxes withheld		(7,366)
Total income		204,941,786
Expenses
Custodian fees and expenses	$475,496
Independent trustees' fees and expenses	15,836
Interest	1,068
Total expenses before reductions	492,400
Expense reductions	(230,034)
Total expenses after reductions		262,366
Net Investment income (loss)		204,679,420
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	32,840,386
Fidelity Central Funds	(868)
Forward foreign currency contracts	(60,871,686)
Foreign currency transactions	7,164,297
Futures contracts	(2,353,984)
Total net realized gain (loss)		(23,221,855)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(516,245,943)
Fidelity Central Funds	766
Forward foreign currency contracts	611,729,612
Assets and liabilities in foreign currencies	(4,561,893)
Futures contracts	1,101,028
Total change in net unrealized appreciation (depreciation)		92,023,570
Net gain (loss)		68,801,715
Net increase (decrease) in net assets resulting from operations		$273,481,135
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$204,679,420	$316,130,228
Net realized gain (loss)	(23,221,855)	(723,202,202)
Change in net unrealized appreciation (depreciation)	92,023,570	641,540,891
Net increase (decrease) in net assets resulting from operations	273,481,135	234,468,917
Distributions to shareholders	(132,838,472)	(589,042,588)

Share transactions
Proceeds from sales of shares	2,852,226,355	3,878,385,060
Reinvestment of distributions	132,838,472	589,042,588
Cost of shares redeemed	(1,236,147,829)	(1,979,330,992)

Net increase (decrease) in net assets resulting from share transactions	1,748,916,998	2,488,096,656
Total increase (decrease) in net assets	1,889,559,661	2,133,522,985

Net Assets
Beginning of period	15,679,432,680	13,545,909,695
End of period	$17,568,992,341	$15,679,432,680

Other Information
Shares
Sold	336,921,959	447,288,069
Issued in reinvestment of distributions	15,795,300	69,131,468
Redeemed	(145,368,053)	(228,298,113)
Net increase (decrease)	207,349,206	288,121,424

Financial Highlights
Fidelity® Series International Developed Markets Bond Index Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.48	$8.68	$8.74	$8.41	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.106	.191	.156	.118	.066	.007
Net realized and unrealized gain (loss)	.025	(.050)	.095	.547	(1.420)	(.169)
Total from investment operations	.131	.141	.251	.665	(1.354)	(.162)
Distributions from net investment income	(.071)	(.341)	(.311)	(.335)	(.066)	(.008)
Total distributions	(.071)	(.341)	(.311)	(.335)	(.066)	(.008)
Net asset value, end of period	$8.54	$8.48	$8.68	$8.74	$8.41	$9.83
Total Return D,E	1.56%	1.65%	2.91%	7.99%	(13.79)%	(1.62)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01% H
Expenses net of fee waivers, if any I	- % H	-%	-%	-%	-%	-% H
Expenses net of all reductions, if any I	-% H	-%	-%	-%	-%	-% H
Net investment income (loss)	2.52% H	2.21%	1.80%	1.38%	.74%	.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$17,568,992	$15,679,433	$13,545,910	$9,828,540	$8,334,404	$4,701,543
Portfolio turnover rate J	13 % H	27%	17%	18%	22%	2% K

AFor the period August 31, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Series International Developed Markets Bond Index Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$882,996,960
Gross unrealized depreciation	(1,355,730,651)
Net unrealized appreciation (depreciation)	$(472,733,691)
Tax cost	$18,288,206,041

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(123,266,827)
Long-term	(350,372,116)
Total capital loss carryforward	$(473,638,943)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series International Developed Markets Bond Index Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(60,871,686)	611,729,612
Total Foreign Exchange Risk	(60,871,686)	611,729,612
Interest Rate Risk
Futures Contracts	(2,353,984)	1,101,028
Total Interest Rate Risk	(2,353,984)	1,101,028
Totals	(63,225,670)	612,830,640

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Series International Developed Markets Bond Index Fund	49,942,268,958

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Developed Markets Bond Index Fund	3,527,651,105	1,061,878,902
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $230,034.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901933.104
IDM-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026